UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Bond Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Government Income Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 91.4%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	171,187	$4,074,239
BlackRock Equity Dividend Fund, Institutional Class	160,263	2,812,609
BlackRock Global Dynamic Equity Fund, Institutional Class	231,979	2,897,423
BlackRock International Opportunities Portfolio, Institutional Class	37,028	1,295,257
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	47,102	1,130,908
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	80,241	3,311,563
Master BlackRock Basic Value LLC	$2,847,074	2,847,074
Master BlackRock Large Cap Growth Portfolio	$2,881,154	2,881,154
Master BlackRock Total Return Portfolio	$21,829,734	21,829,734
Master BlackRock Value Opportunities LLC	$571,461	571,461

		43,651,422

Fixed Income Funds — 8.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	511,619	3,924,118

	Shares
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	186,154	186,154

Total Affiliated Investment Companies (Cost — $45,295,077*) — 100.0%		47,761,694
Liabilities in Excess of Other Assets — 0.0%		(21,530)

Net Assets — 100.0%		$47,740,164

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,568,825

Gross unrealized appreciation	$2,466,617
Gross unrealized depreciation	(4,273,748)

Net unrealized depreciation	$(1,807,131)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	41,857	1,295		43,152	—	—	$81,785	—
BlackRock Basic Value Fund, Institutional Class	172,531	6,907		179,438	—	—	$1,035,017	$44,164
BlackRock Capital Appreciation Fund, BlackRock Class	200,101	39,992		68,906	171,187	$4,074,239	$107,517	—
BlackRock Equity Dividend Fund, Institutional Class	—	188,685		28,422	160,263	$2,812,609	$8,850	$35,808
BlackRock Global Allocation Fund, Institutional Class	—	258,342		258,342	—	—	$710,627	—
BlackRock Global Dynamic Equity Fund, Institutional Class	312,248	233,634		313,903	231,979	$2,897,423	$184,111	$27,866
BlackRock Global Emerging Markets Fund, Institutional Class	59,710	1,553		61,263	—	—	$196,671	—
BlackRock High Yield Bond Portfolio, BlackRock Class	511,395	51,322		51,098	511,619	$3,924,118	$2,296	$79,423
BlackRock International Opportunities Portfolio, Institutional Class	23,653	14,830		1,455	37,028	$1,295,257	$(43)	$13,040
BlackRock Large Cap Core Fund, Institutional Class	320,808	—		320,808	—	—	$576,951	—
BlackRock Large Cap Growth Fund, Institutional Class	—	314,105		314,105	—	—	$256,455	—
BlackRock Liquidity Funds, TempFund, Institutional Class	30,179	155,975	**	—	186,154	$186,154	—	$21
BlackRock Small Cap Core Equity Portfolio, Institutional Class	105,566	—		105,566	—	—	$384,372	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	48,457		1,355	47,102	$1,130,908	$161	—
BlackRock Total Return Fund, BlackRock Class	1,891,474	87,497		1,978,971	—	—	$2,206,023	$155,161
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	81,985		1,744	80,241	$3,311,563	$54,248	—
BlackRock Value Opportunities Fund, Institutional Class	—	31,356		31,356	—	—	$61,934	—
Master BlackRock Basic Value LLC	—	$2,847,074	**	—	$2,847,074	$2,847,074	$28,208	$4,269
Master BlackRock Large Cap Growth Portfolio	—	$2,881,154	**	—	$2,881,154	$2,881,154	$17,779	$5,672
Master BlackRock Total Return Portfolio	—	$21,829,734	**	—	$21,829,734	$21,829,734	$(86,730)	$66,498
Master BlackRock Value Opportunities LLC	—	$571,461	**	—	$571,461	$571,461	$6,024	$1,223

**	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$47,761,694	—	—	$47,761,694

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 95.0%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	467,088	$11,116,683
BlackRock Equity Dividend Fund, Institutional Class	425,656	7,470,266
BlackRock Global Dynamic Equity Fund, Institutional Class	616,871	7,704,717
BlackRock International Opportunities Portfolio, Institutional Class	98,360	3,440,634
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	125,307	3,008,619
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	214,377	8,847,340
Master BlackRock Basic Value LLC	$7,564,615	7,564,615
Master BlackRock Large Cap Growth Portfolio	$7,660,902	7,660,902
Master BlackRock Total Return Portfolio	$25,638,577	25,638,577
Master BlackRock Value Opportunities LLC	$1,520,409	1,520,409

		83,972,762

Fixed Income Funds — 5.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	599,352	4,597,029

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	252,476	252,476

Total Affiliated Investment Companies (Cost — $82,879,781*) — 100.5%		88,822,267
Liabilities in Excess of Other Assets — (0.5)%		(438,720)

Net Assets — 100.0%		$88,383,547

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$92,675,512

Gross unrealized appreciation	$5,942,486
Gross unrealized depreciation	(9,795,731)

Net unrealized depreciation	$(3,853,245)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	115,737	1,298		117,035	—	—	$226,857	—
BlackRock Basic Value Fund, Institutional Class	477,659	9,311		486,970	—	—	$2,348,102	$119,556
BlackRock Capital Appreciation Fund, BlackRock Class	553,840	99,398		186,150	467,088	$11,116,683	$297,945	—
BlackRock Equity Dividend Fund, Institutional Class	—	509,280		83,624	425,656	$7,470,266	$34,001	$98,377
BlackRock Global Allocation Fund, Institutional Class	—	705,410		705,410	—	—	$509,519	—
BlackRock Global Dynamic Equity Fund, Institutional Class	863,840	626,353		873,322	616,871	$7,704,717	$1,217,522	$73,805
BlackRock Global Emerging Markets Fund, Institutional Class	163,716	1,691		165,407	—	—	$545,080	—
BlackRock High Yield Bond Portfolio, BlackRock Class	631,279	42,461		74,388	599,352	$4,597,029	$9,525	$96,135
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,229	—		1,229	—	—	$1,952	—
BlackRock International Opportunities Portfolio, Institutional Class	65,380	36,884		3,904	98,360	$3,440,634	$1,175	$35,218
BlackRock Large Cap Core Fund, Institutional Class	888,880	—		888,880	—	—	$1,078,433	—
BlackRock Large Cap Growth Fund, Institutional Class	—	854,548		854,548	—	—	$710,529	—
BlackRock Liquidity Funds, TempFund, Institutional Class	37,327	215,149	**	—	252,476	$252,476	—	$14
BlackRock Small Cap Core Equity Portfolio, Institutional Class	292,467	—		292,467	—	—	$815,412	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	129,095		3,788	125,307	$3,008,619	$2,968	—
BlackRock Total Return Fund, BlackRock Class	2,323,179	39,294		2,362,473	—	—	$2,309,012	$169,238
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	219,554		5,177	214,377	$8,847,340	$148,993	—
BlackRock Value Opportunities Fund, Institutional Class	—	85,283		85,283	—	—	$171,121	—
Master BlackRock Basic Value LLC	—	$7,564,615	**	—	$7,564,615	$7,564,615	$74,536	$11,474
Master BlackRock Large Cap Growth Portfolio	—	$7,660,902	**	—	$7,660,902	$7,660,902	$46,754	$15,256
Master BlackRock Total Return Portfolio	—	$25,638,577	**	—	$25,638,577	$25,638,577	$(86,260)	$76,330
Master BlackRock Value Opportunities LLC	—	$1,520,409	**	—	$1,520,409	$1,520,409	$15,878	$3,295

**	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$88,822,267	—	—	$88,822,267

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 97.7%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	466,160	$11,094,617
BlackRock Equity Dividend Fund, Institutional Class	418,641	7,347,157
BlackRock Global Dynamic Equity Fund, Institutional Class	605,687	7,565,025
BlackRock International Opportunities Portfolio, Institutional Class	96,638	3,380,391
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	122,966	2,952,422
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	210,117	8,671,514
Master BlackRock Basic Value LLC	$7,434,176	7,434,176
Master BlackRock Large Cap Growth Portfolio	$7,536,477	7,536,477
Master BlackRock Total Return Portfolio	$8,321,640	8,321,640
Master BlackRock Value Opportunities LLC	$1,492,445	1,492,445

		65,795,864

Fixed Income Funds — 2.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	193,237	1,482,131

	Shares
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	285,151	285,151

Total Affiliated Investment Companies (Cost — $62,346,486*) — 100.3%		67,563,146
Liabilities in Excess of Other Assets — (0.3)%		(190,630)

Net Assets — 100.0%		$67,372,516

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$71,104,034

Gross unrealized appreciation	$5,216,660
Gross unrealized depreciation	(8,757,548)

Net unrealized depreciation	$(3,540,888)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	111,552	1,745		113,297	—	—	$219,127	—
BlackRock Basic Value Fund, Institutional Class	459,221	9,249		468,470	—	—	$1,715,685	$117,010
BlackRock Capital Appreciation Fund, BlackRock Class	532,334	104,082		170,256	466,160	$11,094,617	$231,643	—
BlackRock Equity Dividend Fund, Institutional Class	—	494,710		76,069	418,641	$7,347,157	$31,238	$95,737
BlackRock Global Allocation Fund, Institutional Class	—	692,924		692,924	—	—	$498,818	—
BlackRock Global Dynamic Equity Fund, Institutional Class	830,858	610,322		835,493	605,687	$7,565,025	$497,038	$72,064
BlackRock Global Emerging Markets Fund, Institutional Class	158,731	1,645		160,376	—	—	$527,766	—
BlackRock High Yield Bond Portfolio, BlackRock Class	220,333	13,868		40,964	193,237	$1,482,131	$6,559	$32,394
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	339	—		339	—	—	$730	—
BlackRock International Opportunities Portfolio, Institutional Class	62,931	36,350		2,643	96,638	$3,380,391	$242	$34,257
BlackRock Large Cap Core Fund, Institutional Class	855,131	—		855,131	—	—	$420,385	—
BlackRock Large Cap Growth Fund, Institutional Class	—	829,848		829,848	—	—	$693,229	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	285,151	**	—	285,151	$285,151	—	$15
BlackRock Small Cap Core Equity Portfolio, Institutional Class	280,860	—		280,860	—	—	$547,955	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	125,787		2,821	122,966	$2,952,422	$1,937	—
BlackRock Total Return Fund, BlackRock Class	810,502	8,091		818,593	—	—	$831,294	$34,247
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	214,338		4,221	210,117	$8,671,514	$144,746	—
BlackRock Value Opportunities Fund, Institutional Class	—	82,810		82,810	—	—	$166,888	—
Master BlackRock Basic Value LLC	—	$7,434,176	**	—	$7,434,176	$7,434,176	$73,511	$11,176
Master BlackRock Large Cap Growth Portfolio	—	$7,536,477	**	—	$7,536,477	$7,536,477	$46,064	$14,852
Master BlackRock Total Return Portfolio	—	$8,321,640	**	—	$8,321,640	$8,321,640	$(12,413)	$22,164
Master BlackRock Value Opportunities LLC	—	$1,492,445	**	—	$1,492,445	$1,492,445	$15,649	$3,204

**	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$67,563,146	—	—	$67,563,146

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 99.9%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	302,810	$7,206,881
BlackRock Equity Dividend Fund, Institutional Class	275,013	4,826,473
BlackRock Global Dynamic Equity Fund, Institutional Class	405,536	5,065,140
BlackRock International Opportunities Portfolio, Institutional Class	63,504	2,221,371
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	81,048	1,945,970
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	138,469	5,714,614
Master BlackRock Basic Value LLC	$4,886,371	4,886,371
Master BlackRock Large Cap Growth Portfolio	$4,948,699	4,948,699
Master BlackRock Value Opportunities LLC	$982,274	982,274

		37,797,793

	Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	67,090	67,090

Total Affiliated Investment Companies (Cost — $33,483,117*) — 100.1%		37,864,883
Liabilities in Excess of Other Assets — (0.1)%		(20,424)

Net Assets — 100.0%		$37,844,459

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,283,765

Gross unrealized appreciation	$4,381,766
Gross unrealized depreciation	(6,800,648)

Net unrealized depreciation	$(2,418,882)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	74,750	1,850		76,600	—	—	$150,047	—
BlackRock Basic Value Fund, Institutional Class	307,971	6,148		314,119	—	—	$1,165,168	$76,199
BlackRock Capital Appreciation Fund, BlackRock Class	357,011	59,127		113,328	302,810	$7,206,881	$153,637	—
BlackRock Equity Dividend Fund, Institutional Class	—	335,581		60,568	275,013	$4,826,473	$24,730	$63,652
BlackRock Global Dynamic Equity Fund, Institutional Class	556,826	14,929		166,219	405,536	$5,065,140	$(120,970)	$48,316
BlackRock Global Emerging Markets Fund, Institutional Class	106,297	1,179		107,476	—	—	$355,590	—
BlackRock International Opportunities Portfolio, Institutional Class	42,191	23,506		2,193	63,504	$2,221,371	$964	$22,374
BlackRock Large Cap Core Fund, Institutional Class	575,497	73		575,570	—	—	$344,333	—
BlackRock Large Cap Growth Fund, Institutional Class	—	561,500		561,500	—	—	$463,723	—
BlackRock Liquidity Funds, TempFund, Institutional Class	17,755	49,335	**	—	67,090	$67,090	—	$10
BlackRock Small Cap Core Equity Portfolio, Institutional Class	188,232	24		188,256	—	—	$468,742	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	—	82,996		1,948	81,048	$1,945,970	$1,304	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	—	140,959		2,490	138,469	$5,714,614	$93,729	—
BlackRock Value Opportunities Fund, Institutional Class	—	56,039		56,039	—	—	$111,448	—
Master BlackRock Basic Value LLC	—	$4,886,371	**	—	$4,886,371	$4,886,371	$48,429	$7,322
Master BlackRock Large Cap Growth Portfolio	—	$4,948,699	**	—	$4,948,699	$4,948,699	$30,371	$9,706
Master BlackRock Value Opportunities LLC	—	$982,274	**	—	$982,274	$982,274	$10,337	$2,100

**	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$37,864,883	—	—	$37,864,883

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	3,332	$3,445,723
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		3,114	3,063,097
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A4,
5.17%, 1/01/18		940	1,049,007
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class B,
1.99%, 10/08/15		3,050	3,044,689
Bear Stearns Asset-Backed Securities Trust, Series 2006-3, Class A1,
0.41%, 8/25/36(b)		592	587,180
Citibank Omni Master Trust:
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		1,955	1,998,990
Series 2009-A14A, Class A14, 3.01%, 8/15/14(a)(b)		2,590	2,711,736
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		3,640	3,685,111
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		228	238,225
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1,
0.61%, 5/25/29(b)		2,653	2,529,385
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		3,530	3,512,947
Ford Credit Floorplan Master Owner Trust, Series 2009-2, Class A,
1.81%, 9/15/12(b)		6,640	6,737,285
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	1,705	2,297,926
GSAA Trust, Series 2004-8, Class A3A,
0.63%, 9/25/34(b)	USD	190	149,484
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
2.29%, 1/15/24(a)(b)		192	142,545
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		475	332,802
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		3,220	3,218,133
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		2,325	2,333,732
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		1,800	1,818,521
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		2,190	2,226,943
Series 2010-B, Class B, 2.10%, 9/15/14(a)		2,470	2,469,313
Series 2010-B, Class C, 3.02%, 10/17/16(a)		2,545	2,540,335
SLM Student Loan Trust:
Series 2005-8, Class A4, 1.04%, 1/25/28(b)		7,725	7,566,106
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		3,040	3,124,405
Series 2008-5, Class A4, 1.99%, 7/25/23(b)		11,090	11,534,565
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)		2,460	2,460,193
Structured Asset Securities Corp., Series 2003-AL1, Class A,
3.36%, 4/25/31(a)		1,621	1,545,877
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		1,923	1,889,310

Total Asset-Backed Securities – 6.3%			78,253,565

Corporate Bonds
Aerospace & Defense – 0.0%
United Technologies Corp.,
5.70%, 4/15/40		400	436,063

Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		915	903,345

Automobiles – 0.2%
Daimler Finance North America LLC:
5.75%, 9/08/11		2,300	2,376,546
6.50%, 11/15/13		475	537,733

			2,914,279

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12		8,715	8,992,242

Capital Markets – 2.5%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		5,075	5,492,256
3.70%, 8/01/15		8,180	8,334,700
5.38%, 3/15/20		1,505	1,555,208
6.00%, 6/15/20		3,540	3,825,551
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,550	255
Morgan Stanley:
4.20%, 11/20/14		2,326	2,376,323
4.00%, 7/24/15		1,090	1,095,652
6.25%, 8/28/17		2,875	3,096,852
UBS AG,		5,350	5,395,657
2.25%, 8/12/13

			31,172,454

Portfolios Abbreviations

To simplify the listings of Funds’ holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assurance Guaranty Municipal Corp.	JPY	Japanese Yen
	AKA	Also known as	KRW	South Korean Won
	AUD	Australian Dollar	LIBOR	London InterBank Offered Rate
	CAD	Canadian Dollar	MXN	Mexican Peso
	CHF	Swiss Franc	NOK	Norwegian Krone
	CNY	Chinese Yuan	NZD	New Zealand Dollar
	CZK	Czech Koruna	PLN	Polish Zloty
	EUR	Euro	RB	Revenue Bond
	FKA	Formerly known as	RUB	Russian Rouble
	GBP	British Pound	SEK	Swedish Krona
	GO	General Obligation	TBA	To-Be-Announced
	HKD	Hong Kong Dollar	TRY	Turkish Lira
	HUF	Hungarian Forint	UAH	Ukrainian Hryvnia
	INR	Indonesian Rupiah	USD	United States Dollar
			ZAR	South African Rand

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Chemicals – 0.1%
The Dow Chemical Co.,
4.25%, 11/15/20	USD	650	$622,634

Commercial Banks – 5.3%
Bank of Nova Scotia,
1.65%, 10/29/15(a)		16,890	16,231,343
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(a)		11,005	10,539,709
Deutsche Bank AG,
5.38%, 10/12/12		3,175	3,412,258
Discover Bank:
8.70%, 11/18/19		3,415	4,019,844
7.00%, 4/15/20		260	279,511
DnB NOR Boligkreditt,
2.10%, 10/14/15(a)		11,980	11,392,944
Royal Bank of Canada,
3.13%, 4/14/15(a)		13,485	13,812,807
Sparebanken 1 Boligkreditt,
1.25%, 10/25/13(a)		5,550	5,512,748

			65,201,164

Commercial Services & Supplies – 0.0%
RR Donnelley & Sons Co.,
7.63%, 6/15/20		523	560,194

Consumer Finance – 0.5%
American Express Credit Corp.,
2.75%, 9/15/15		2,000	1,967,372
SLM Corp.,
3.36%, 1/31/14(b)		3,850	3,563,521

			5,530,893

Diversified Financial Services – 4.4%
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20		1,795	1,866,800
6.50%, 4/15/40		500	511,133
Bank of America Corp.:
6.00%, 9/01/17		2,400	2,515,212
5.75%, 12/01/17		560	582,751
5.63%, 7/01/20		3,745	3,817,998
The Bear Stearns Cos. LLC:
5.50%, 8/15/11		1,850	1,906,649
6.95%, 8/10/12		3,575	3,900,311
BP Capital Markets Plc:
3.13%, 3/10/12		4,175	4,269,109
5.25%, 11/07/13		1,200	1,299,616
Citigroup, Inc.:
4.75%, 5/19/15		3,610	3,780,020
5.38%, 8/09/20		1,155	1,200,053
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		4,700	4,903,609
General Electric Capital Corp.:
0.41%, 4/10/12(b)		1,025	1,023,481
5.50%, 1/08/20		5,650	6,042,602
JPMorgan Chase & Co.:
2.60%, 1/15/16		2,430	2,357,761
4.40%, 7/22/20		2,100	2,066,917
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		3,575	3,877,463
6.00%, 10/01/17		930	1,030,963
Novus USA Trust, Series 2010-1,
1.53%, 11/28/11(a)(b)		3,030	3,030,000
TIAA Global Markets, Inc.,
5.13%, 10/10/12(a)		3,925	4,200,939

			54,183,387

Diversified Telecommunication Services – 2.1%
Sprint Capital Corp.,
7.63%, 1/30/11		635	636,587
Telecom Italia Capital SA:
6.20%, 7/18/11		3,875	3,976,765
5.25%, 11/15/13		3,670	3,823,428
Telefonica Emisiones SAU:
5.86%, 2/04/13		1,875	2,001,915
6.42%, 6/20/16		2,275	2,486,557
Verizon Communications, Inc.:
8.75%, 11/01/18(e)		3,950	5,157,973
6.40%, 2/15/38		2,560	2,831,834
Verizon New Jersey, Inc.,
5.88%, 1/17/12		5,215	5,460,840

			26,375,899

Electric Utilities – 2.0%
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		1,865	1,911,601
Carolina Power & Light Co.,
5.30%, 1/15/19		2,425	2,691,796
Duke Energy Carolinas LLC,
5.25%, 1/15/18		925	1,022,643
Duke Energy Corp.,
3.35%, 4/01/15		1,000	1,029,446
EDP Finance BV,
5.38%, 11/02/12(a)(e)		8,435	8,544,950
Florida Power & Light Co.,
5.69%, 3/01/40		400	429,160
PacifiCorp:
5.50%, 1/15/19		3,600	4,058,993
6.25%, 10/15/37		500	566,630
Progress Energy, Inc.:
7.10%, 3/01/11		3,914	3,953,813
6.00%, 12/01/39		400	422,698
Southern California Edison Co.,
4.50%, 9/01/40		400	360,610

			24,992,340

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
5.63%, 4/01/40		1,177	1,253,489

Food Products – 1.0%
Kraft Foods, Inc.:
6.00%, 2/11/13		1,280	1,401,672
6.50%, 8/11/17		2,475	2,881,078
5.38%, 2/10/20		6,416	6,905,342
6.50%, 2/09/40		685	767,631

			11,955,723

Health Care Providers & Services – 0.4%
UnitedHealth Group, Inc.,
5.25%, 3/15/11		2,750	2,773,303
WellPoint, Inc.,
5.00%, 1/15/11		2,000	2,002,110

			4,775,413

Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc.,
7.60%, 4/01/32		500	565,859

Insurance – 3.1%
Hartford Life Global Funding Trusts,
0.48%, 6/16/14(b)		5,100	4,952,421
Manulife Financial Corp.,
3.40%, 9/17/15		5,800	5,681,274
MetLife, Inc.:
7.72%, 2/15/19		2,800	3,437,647
4.75%, 2/08/21		3,183	3,249,916
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		1,100	1,127,427
5.13%, 6/10/14(a)		3,625	3,943,079
New York Life Global Funding,
5.25%, 10/16/12(a)(e)		4,825	5,184,073
Pricoa Global Funding I,
5.40%, 10/18/12(a)		3,950	4,229,150
Prudential Financial, Inc.:
5.80%, 6/15/12		2,250	2,381,350
5.38%, 6/21/20		1,620	1,692,824

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Insurance (concluded)
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	USD	1,640	$1,918,803

			37,797,964

Life Sciences Tools & Services – 0.0%
Life Technologies Corp.,
5.00%, 1/15/21		495	490,340

Media – 2.0%
CBS Corp.,
8.88%, 5/15/19		1,785	2,245,676
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		2,050	2,836,341
Comcast Corp.,
6.40%, 3/01/40		575	616,322
Cox Communications, Inc.,
8.38%, 3/01/39(a)		2,050	2,656,618
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		5,397	5,325,036
6.00%, 8/15/40		630	632,476
Discovery Communications LLC,
3.70%, 6/01/15		1,310	1,356,291
NBC Universal, Inc.:
5.15%, 4/30/20(a)		1,870	1,938,487
4.38%, 4/01/21(a)		1,970	1,912,096
News America Holdings, Inc.:
9.50%, 7/15/24		575	778,814
8.50%, 2/23/25		675	824,872
Time Warner Cable, Inc.:
5.00%, 2/01/20		950	977,681
5.88%, 11/15/40		1,625	1,607,710
Time Warner, Inc.:
4.70%, 1/15/21		570	580,356
6.10%, 7/15/40		380	398,729

			24,687,505

Metals & Mining – 0.3%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		1,495	1,460,778
6.25%, 10/01/40		770	749,622
Teck Resources Ltd.:
4.50%, 1/15/21		500	508,356
6.00%, 8/15/40		500	528,644

			3,247,400

Multi-Utilities – 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		1,500	1,670,132
Dominion Resources, Inc.,
5.20%, 8/15/19		500	541,317

			2,211,449

Oil, Gas & Consumable Fuels – 1.3%
Anadarko Petroleum Corp.,
6.38%, 9/15/17		800	871,446
Canadian Natural Resources Ltd.:
6.50%, 2/15/37		1,925	2,189,684
6.25%, 3/15/38		500	552,465
Cenovus Energy, Inc.,
6.75%, 11/15/39		2,500	2,912,485
Enterprise Products Operating LLC:
5.25%, 1/31/20		700	728,133
5.20%, 9/01/20		1,478	1,531,242
6.13%, 10/15/39		1,225	1,274,991
Nexen, Inc.,
6.40%, 5/15/37		1,100	1,065,770
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		1,825	1,805,093
Valero Energy Corp.,
6.63%, 6/15/37		2,850	2,894,554

			15,825,863

Paper & Forest Products – 0.1%
International Paper Co.,
7.30%, 11/15/39		975	1,110,957

Pharmaceuticals – 0.1%
Abbott Laboratories,
5.60%, 5/15/11(e)		1,315	1,340,895
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		400	450,394

			1,791,289

Software – 0.1%
Oracle Corp.,
5.38%, 7/15/40(a)		1,495	1,513,856

Tobacco – 0.4%
Philip Morris International, Inc.:
4.88%, 5/16/13		2,965	3,209,767
4.50%, 3/26/20		1,700	1,755,646

			4,965,413

Wireless Telecommunication Services – 0.7%
Rogers Communications, Inc.,
6.25%, 6/15/13		2,625	2,918,115
Vodafone Group Plc,
4.15%, 6/10/14		5,125	5,387,297

			8,305,412

Total Corporate Bonds – 27.8%			342,382,826

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		4,145	4,312,557
CDP Financial, Inc.,
3.00%, 11/25/14(a)		6,185	6,287,090
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		915	867,899
Dexia Credit Local SA,
2.75%, 4/29/14(a)		28,930	29,263,711
Eksportfinans ASA:
1.88%, 4/02/13		7,570	7,658,243
3.00%, 11/17/14		2,720	2,806,836
2.00%, 9/15/15		6,515	6,362,679
5.50%, 5/25/16		3,150	3,545,561
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)		9,230	9,460,861
Japan Finance Corp.,
2.00%, 6/24/11		2,775	2,795,874
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		1,795	1,808,839
Petrobras International Finance Co.:
5.88%, 3/01/18		1,060	1,128,707
5.75%, 1/20/20		5,480	5,685,873

Total Foreign Agency Obligations – 6.6%			81,984,730

Foreign Government Obligations
Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17		1,360	1,504,160
5.13%, 1/15/20		530	552,525
7.50%, 4/08/33		200	245,500

			2,302,185

Total Foreign Government Obligations – 0.2%			2,302,185

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 2.6%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.43%, 2/17/15(a)(b)	USD	3,900	$3,866,460
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.05%, 10/25/34(b)		1,096	988,283
Bear Stearns Alt-A Trust:
Series 2004-12, Class 1A1, 0.61%, 1/25/35(b)		1,604	1,315,824
Series 2004-13, Class A1, 1.00%, 11/25/34(b)		1,277	1,060,759
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		4,433	4,110,963
Series 2006-OA21, Class A1, 0.45%, 3/20/47(b)		2,351	1,274,671
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.80%, 2/25/35(b)		1,005	844,386
Series 2006-OA5, Class 2A1, 0.46%, 4/25/46(b)		959	579,714
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		945	790,734
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.46%, 2/25/47(b)		734	475,330
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.55%, 10/25/34(b)		2,355	2,065,019
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.94%, 1/25/35(b)		3,523	3,214,650
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35(b)		372	358,441
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.44%, 12/25/36(b)		1,853	1,387,861
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		415	393,654
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		331	306,597
MortgageIT Trust, Series 2004-1, Class A1,
0.65%, 11/25/34(b)		2,583	2,234,545
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-13, Class A2, 0.56%, 9/25/34(b)		683	546,110
Series 2004-6, Class 4A1, 4.83%, 6/25/34(b)		5,197	4,781,373
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.10%, 5/25/47(b)		1,117	735,871

			31,331,245

Commercial Mortgage-Backed Securities – 7.0%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		1,846	1,852,566
Series 2006-4, Class A4, 5.63%, 7/10/46		3,000	3,218,846
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 8/15/17(b)		893	952,812
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.01%, 9/10/17(b)		3,730	3,945,261
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3, 5.09%, 7/10/37(b)		2,385	2,407,205
Series 2006-C8, Class A4, 5.31%, 12/10/46		2,500	2,607,465
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11		399	399,158
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		4,050	4,222,905
Series 2002-CP5, Class A2, 4.94%, 12/15/35		6,185	6,491,764
Extended Stay America Trust, Series 2010-ESHA, Class A,
2.95%, 11/05/15(a)		8,941	8,793,072
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3,
6.42%, 6/15/11		5,326	5,384,088
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		4,703	4,899,374
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2, Class A2, 5.47%, 5/10/40(b)		5,830	6,276,077
Series 2004-C3, Class A3, 4.21%, 12/10/41		1,340	1,340,004
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		1,837	1,872,328
Series 2004-CB9, Class A2, 5.11%, 5/12/11(b)		6,057	6,106,370
Series 2007-CB19, Class A4, 5.74%, 4/12/17(b)		2,055	2,183,200
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2, 6.37%, 12/15/28		5,999	6,072,794
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		2,915	3,062,703
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		4,825	5,076,986
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.84%, 6/12/17(b)		1,750	1,863,709
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40		2,500	2,658,020
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.90%, 4/16/17(a)(b)		4,200	4,443,600
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3,
5.20%, 10/15/44(b)		391	398,959

			86,529,266

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.60%, 5/25/36(a)(b)		13,801	254,572

Total Non-Agency Mortgage-Backed Securities – 9.6%			118,115,083

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Preferred Securities
Capital Trusts
Capital Markets – 0.7%
Credit Suisse Guernsey,
5.86%(b)(f)	USD	4,610	$4,356,450
State Street Capital Trust III,
8.25%, 3/15/42(b)		4,220	4,287,520

			8,643,970

Diversified Financial Services – 0.3%
General Electric Capital Corp.,
6.38%, 11/15/67(b)		75	74,250
JPMorgan Chase & Co.,
7.90%(b)(f)		3,000	3,188,970

			3,263,220

Total Capital Trusts – 1.0%			11,907,190

Total Preferred Securities – 1.0%			11,907,190

Project Loans – 0.0%
Federal Housing Authority, USGI Project,
Series 56, 7.46%, 1/01/23		95	94,621

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		650	632,067
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		1,750	1,713,268
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		1,190	1,243,443
State of California GO:
5.45%, 4/01/15		7,625	8,049,636
7.50%, 4/01/34		980	1,013,918
7.30%, 10/01/39		4,660	4,726,871
7.35%, 11/01/39		970	989,827
State of Wisconsin RB (AGM Insured), Series A,
4.80%, 5/01/13		1,910	2,034,742
University of California RB,
5.95%, 5/15/45		1,185	1,101,055
Yale University,
2.90%, 10/15/14		4,204	4,336,132

Total Taxable Municipal Bonds – 2.1%			25,840,959

U.S. Government Sponsored Agency Securities
Agency Obligations – 4.0%
Fannie Mae:
5.25%, 8/01/12(g)		3,225	3,445,264
4.63%, 5/01/13(g)		2,065	2,219,923
6.63%, 11/15/30		1,500	1,892,654
Federal Farm Credit Bank,
2.63%, 4/17/14		14,000	14,606,984
Federal Home Loan Bank,
5.63%, 6/13/16		4,550	4,926,913
Freddie Mac:
5.50%, 8/23/17-7/15/27		3,863	4,419,175
3.75%, 3/27/19		10,765	11,143,594
Small Business Administration, Series 2001-P10B, Class 1,
5.89%, 8/01/11(b)		67	69,036
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		117	120,015
Series 1996-20H, 7.25%, 8/01/16		513	553,690
Tennessee Valley Authority,
5.25%, 9/15/39		5,425	5,735,397

			49,132,645

Collateralized Mortgage Obligations – 1.6%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		946	949,332
Series 2005-109, Class PV, 6.00%, 10/25/32		7,365	8,077,646
Series 2005-118, Class MC, 6.00%, 1/25/32		465	466,184
Series 2005-118, Class WA, 6.00%, 10/25/33		485	485,943
Series 2005-29, Class AT, 4.50%, 4/25/35		883	933,407
Series 2005-29, Class WB, 4.75%, 4/25/35		3,063	3,246,188
Series 2005-62, Class CQ, 4.75%, 7/25/35		4,220	4,464,680
Freddie Mac, Series 3207, Class NB,
6.00%, 11/15/30		1,077	1,084,728

			19,708,108

Federal Deposit Insurance Corporation Guaranteed – 0.6%
General Electric Capital Corp.:
2.00%, 9/28/12		5,700	5,822,248
2.13%, 12/21/12		2,255	2,316,868

			8,139,116

Interest Only Collateralized Mortgage Obligations – 0.1%
Ginnie Mae, Series 2009-106, Class SL,
5.84%, 4/20/36(b)		9,802	1,147,341

Mortgage-Backed Securities – 32.4%
Fannie Mae Mortgage-Backed Securities:
6.00%, 5/01/16-1/01/41(e)(h)		7,866	8,659,841
4.00%, 1/01/26-1/01/41(h)		134,300	133,940,000
5.00%, 1/01/26-1/01/41(h)		35,300	37,099,125
5.50%, 1/01/26-1/01/41(h)		90,000	96,299,875
4.50%, 1/01/41(h)		120,500	123,625,469
Ginnie Mae Mortgage-Backed Securities,
6.00%, 1/01/41(h)		100	109,969

			399,734,279

Principal Only Collateralized Mortgage Obligations – 0.0%
Fannie Mae, Series 1989-16, Class B,
1.17%, 3/25/19(i)		39	35,126

Total U.S. Government Sponsored Agency Securities – 38.7%			477,896,615

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21(e)		15,835	22,494,789
7.25%, 8/15/22		4,110	5,556,206
6.25%, 8/15/23		8,120	10,205,825
4.38%, 5/15/40		28,080	28,215,907
3.88%, 8/15/40		3,525	3,246,856
4.25%, 11/15/40(j)		13,830	13,605,263
U.S. Treasury Notes:
0.88%, 2/29/12		28,000	28,162,960
0.38%, 10/31/12(e)(j)		140,605	140,176,577
0.50%, 11/30/12(j)		21,100	21,072,802
0.75%, 12/15/13		26,175	25,988,922
1.25%, 10/31/15(j)		6,480	6,271,422

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
1.38%, 11/30/15	USD	74,927	$72,813,834
1.88%, 9/30/17-10/31/17		54,000	51,356,724
2.25%, 11/30/17		9,460	9,199,112
2.63%, 8/15/20-11/15/20		90,812	86,023,308
Total U.S. Treasury Obligations – 42.5%			524,390,507

Total Long-Term Investments (Cost – $1,663,478,837) – 134.8%			1,663,168,281

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund,Institutional Class,
0.17% (k)(l)		9,319,364	9,319,364

Total Short-Term Securities (Cost – $9,319,364) – 0.7%			9,319,364

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG	USD	13,300	122,938
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		10,400	134,568
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		6,300	124,035
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		19,600	461,949
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		22,700	580,190
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		11,100	323,518
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		24,700	715,257
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		12,800	397,698
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		3,900	128,571
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		44,200	1,785,312
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		5,500	192,575
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		11,300	428,798
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		12,700	501,183
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		16,500	817,776
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		6,400	399,452
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		7,700	448,936
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		25,300	1,997,607
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		9,500	1,436,064

			10,996,427

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		13,300	939,971
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		10,400	743,771
Pay a fixed rate of 3.300% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		6,300	606,847
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		19,600	1,716,533
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		22,700	1,166,092
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		11,100	521,819
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		12,800	870,054
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		3,900	359,817
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		44,200	721,491
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		5,500	498,944
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		11,300	646,737
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		12,700	712,845
Pay a fixed rate of 4.000% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		16,500	203,998
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		24,700	268,383

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	USD	6,400	$215,850
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		7,700	519,248
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		25,300	1,476,513
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		9,500	607

			12,189,520

Total Options Purchased (Cost – $24,233,695) – 1.9%			23,185,947

Total Investments Before TBA Sale Commitments and Options Written (Cost – $1,697,031,896*) – 137.4%			1,695,673,592

	Par (000)
TBA Sale Commitments(h)
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/41		90,000	(89,493,750)
4.50%, 1/01/41		120,500	(123,625,469)
5.00%, 1/01/41		17,600	(18,496,500)
5.50%, 1/01/41		85,600	(91,565,750)
6.00%, 1/01/41		7,600	(8,260,250)

Total TBA Sale Commitments (Proceeds – $331,409,710) – (26.8)%			(331,441,719)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		164	(46,125)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		41	(9,609)

			(55,734)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		164	(630,375)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		41	(82,641)

			(713,016)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	USD	20,800	(11,077)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	14,800	(359,006)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		4,700	(145,109)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	11,600	(381,932)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		8,100	(302,893)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		8,400	(299,786)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		13,000	(502,702)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		16,100	(575,115)
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		16,500	(670,550)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		14,000	(605,561)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		5,300	(236,982)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		7,500	(314,941)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		9,500	(427,910)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		9,700	(517,846)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		18,600	(996,244)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		4,700	(196,091)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		5,400	(249,033)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		9,700	(475,720)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		2,200	(112,850)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		4,600	(272,443)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		9,500	(640,101)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		15,500	(1,237,132)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		20,000	(1,622,028)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	USD	16,700	$(1,401,117)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		22,000	(2,848,727)

			(15,402,896)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Credit Suisse International		9,900	(256,656)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		38,100	(987,738)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		13,000	(265,827)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		20,800	(1,172,699)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	14,800	(1,685,730)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		4,700	(476,464)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	11,600	(858,224)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		8,100	(321,466)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		8,400	(516,738)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		13,000	(501,785)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		16,100	(1,128,371)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		16,500	(293,579)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		14,000	(491,536)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		5,300	(181,000)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		21,800	(1,207,223)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		7,500	(474,859)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		9,500	(461,992)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		9,700	(105,636)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		18,600	(199,941)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		4,700	(356,783)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		5,400	(318,587)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		9,700	(437,544)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		2,200	(139,144)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		21,200	(974,545)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		4,600	(364,327)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		9,500	(615,757)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		15,500	(600,902)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		20,000	(762,719)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		16,700	(643,833)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		22,000	(37,687)

			(16,839,292)

Total Options Written (Premiums Received – $30,001,344) – (2.7)%			(33,010,938)

Total Investments Net of TBA Sale Commitments and Options Written – 107.9%			1,331,220,935
Liabilities in Excess of Other Assets – (7.9)%			(97,259,140)

Net Assets – 100.0%			$1,233,961,795

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,700,081,635

Gross unrealized appreciation	$29,041,323
Gross unrealized depreciation	(33,449,366)

Net unrealized depreciation	$(4,408,043)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(12,131,375)	$(280,219)
BNP Paribas	$80,228,312	$16,719
Citibank, N.A.	$(122,828,906)	$100,734
Credit Suisse International	$28,808,719	$(413,188)
Deutsche Bank AG	$48,022,219	$(434,200)
Goldman Sachs Bank USA	$44,484,875	$937,391
JPMorgan Chase Bank, N.A.	$26,832,375	$314,500
Morgan Stanley Capital Services, Inc.	$(104,492,188)	$(288,028)
Nomura Securities International, Inc.	$7,490,000	$1,094
RBC Dain Rauscher, Inc.	$6,848,000	$35,000
UBS AG	$27,451,438	$97,688
Wells Fargo & Co.	$29,136,625	$(630,125)

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	9,319,364	9,319,364	$15,393

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.21%	11/23/10	Open	$2,030,462	$2,030,000
Credit Suisse International	0.22%	12/13/10	Open	$19,927,313	19,925,000
Credit Suisse International	0.35%	12/23/10	Open	$2,899,004	2,898,750
Deutsche Bank AG	0.02%	12/31/10	1/03/11	$6,991,262	6,991,250

Total					$31,845,000

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,772,828	EUR	3,652,500	Citibank, N.A.	1/27/11	$(107,811)
EUR	4,640,000	USD	6,211,471	BNP Paribas	3/03/11	(12,253)
EUR	2,390,000	USD	3,134,485	Royal Bank of Scotland Plc	3/03/11	58,646
EUR	4,800,000	USD	6,322,008	Royal Bank of Scotland Plc	3/03/11	90,975
EUR	2,390,000	USD	3,120,695	UBS AG	3/03/11	72,437
USD	3,148,801	EUR	2,390,000	Citibank, N.A.	3/03/11	(44,330)
USD	3,187,412	EUR	2,390,000	Citibank, N.A.	3/03/11	(5,720)
USD	3,066,504	EUR	2,320,000	Deutsche Bank AG	3/03/11	(33,105)
USD	6,302,064	EUR	4,800,000	Goldman Sachs Bank USA	3/03/11	(110,919)
USD	3,173,136	EUR	2,390,000	Goldman Sachs Bank USA	3/03/11	(19,995)
USD	3,177,761	EUR	2,390,000	Goldman Sachs Bank USA	3/03/11	(15,371)

Total						$(127,446)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
241	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$52,756,406	$52,550
786	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$92,526,937	123,471
105	Euro Dollar Futures	Chicago Mercantile	March 2011	$26,154,188	34,139
45	Euro Dollar Futures	Chicago Mercantile	December 2012	$11,049,188	(49,829)

Total					$160,331

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock Bond Portfolio

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,563	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$188,243,812	$(742,285)
255	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$31,141,875	464,069
440	Ultra Treasury Bonds	Chicago Board Options	March 2011	$55,921,250	1,119,972
171	Euro Dollar Futures	Chicago Mercantile	December 2011	$42,437,925	(153,490)

Total					$688,266

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.57%(a)	3-month LIBOR	Citibank, N.A.	11/10/12	USD	55,900	$135,972
0.63%(a)	3-month LIBOR	Credit Suisse International	11/26/12	USD	81,900	151,439
1.69%(a)	3-month LIBOR	Royal Bank of Scotland Plc	8/17/15	USD	6,200	53,599
1.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/20/15	USD	27,700	(335,431)
1.44%(a)	3-month LIBOR	Goldman Sachs Bank USA	10/08/15	USD	2,600	69,512
1.35%(b)	3-month LIBOR	Credit Suisse International	10/25/15	USD	5,800	(188,468)
1.39%(b)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	6,900	(214,272)
1.36%(a)	3-month LIBOR	Credit Suisse International	11/08/15	USD	3,000	100,650
1.36%(a)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	11,200	375,761
2.09%(a)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	38,700	104,059
2.13%(a)	3-month LIBOR	Barclays Bank Plc	8/18/17	USD	5,600	162,595
4.82%(a)	3-month LIBOR	Goldman Sachs Bank USA	5/06/20	USD	8,000	(715,815)
2.77%(a)	3-month LIBOR	Deutsche Bank AG	9/14/20	USD	5,800	234,574
2.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	9/20/20	USD	3,100	119,263
2.79%(a)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	3,700	164,837
2.85%(a)	3-month LIBOR	Deutsche Bank AG	11/12/20	USD	1,800	72,672
2.98%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	11/17/20	USD	5,100	150,521
3.18%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	5,200	77,419
3.39%(a)	3-month LIBOR	UBS AG	12/10/20	USD	3,600	(11,872)
3.42%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	5,100	(28,968)
3.48%(a)	3-month LIBOR	Goldman Sachs Bank USA	12/15/20	USD	4,600	(49,781)
3.60%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	1,800	37,985
3.66%(a)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	2,800	(72,725)
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	4,300	23,711
3.34%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	21,300	(48,235)
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	3,200	4,667
3.39%(b)	3-month LIBOR	UBS AG	12/22/20	USD	14,900	28,256
3.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	7,800	47,703

Total						$449,628

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio

•	Credit default swaps on traded indexes – buy protection outstanding as of December 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	24,940	$(129,842)
CDX.NA.HY Series 15 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	5,350	(197,756)

Total						$(327,598)

•	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	12/20/14	BBB	USD	1,900	$27,848

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$67,816,163	$10,437,402	$78,253,565
Corporate Bonds	–	339,352,826	3,030,000	342,382,826
Foreign Agency Obligations	–	81,984,730	–	81,984,730
Foreign Government Obligations	–	2,302,185	–	2,302,185
Non-Agency Mortgage-Backed Securities	–	118,115,083	–	118,115,083
Preferred Securities	–	11,907,190	–	11,907,190
Project Loans	–	–	94,621	94,621
Taxable Municipal Bonds	–	25,840,959	–	25,840,959
U.S. Government Sponsored Agency Securities	–	477,896,615	–	477,896,615
U.S. Treasury Obligations	–	524,390,507	–	524,390,507
Short-Term Securities	$9,319,364	–	–	9,319,364
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(331,441,719)	–	(331,441,719)

Total	$9,319,364	$1,318,164,539	$13,562,023	$1,341,045,926

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$27,848	–	$27,848
Foreign currency exchange contracts	–	222,058	–	222,058
Interest rate contracts	$1,794,201	25,301,142	–	27,095,343
Liabilities:
Credit contracts	–	(327,598)	–	(327,598)
Foreign currency exchange contracts	–	(349,504)	–	(349,504)
Interest rate contracts	(1,714,354)	(33,907,755)	–	(35,622,109)

Total	$79,847	$(9,033,809)	–	$(8,953,962)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments (concluded)	BlackRock Bond Portfolio

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of September 30, 2010	$1,165,715	–	$1,165,715
Accrued discounts/premiums	86	–	86
Net realized gain (loss)	(246,662)	–	(246,662)
Net change in unrealized appreciation/depreciation[2]	189,536	–	189,536
Purchases	10,085,352	$3,030,000	13,115,352
Sales	(756,625)	–	(756,625)
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	$10,437,402	$3,030,000	$13,467,402

	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$8,479,219	$94,737	$8,573,956
Accrued discounts/premiums	(1,188)	13	(1,175)
Net realized gain (loss)	–	6	6
Net change in unrealized appreciation/depreciation[2]	(167,971)	934	(167,037)
Purchases	–	–	–
Sales	–	(1,069)	(1,069)
Transfers in3	–	–	–
Transfers out[3]	(8,310,060)	–	(8,310,060)

Balance, as of December 31, 2010	$–	$94,621	$94,621

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(87,300).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Airlines – 0.2%
Air Canada,
9.25%, 8/01/15(a)	USD	300	$315,000

Commercial Banks – 0.8%
CIT Group, Inc.:
7.00%, 5/01/14		220	222,200
7.00%, 5/01/16		90	90,337
7.00%, 5/01/17		1,065	1,067,663

			1,380,200

Computers & Peripherals – 0.2%
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18(a)		265	270,300

Diversified Financial Services – 1.0%
Ally Financial, Inc.,
2.50%, 12/01/14(b)		825	767,614
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16		975	975,000

			1,742,614

Diversified Telecommunication Services – 0.8%
Digicel Group Ltd.,
8.88%, 1/15/15(a)		750	757,500
Qwest Communications International, Inc.,
8.00%, 10/01/15		550	591,250

			1,348,750

Electric Utilities – 0.6%
Energy Future Holdings Corp.,
10.00%, 1/15/20(a)		700	720,141
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		400	412,509

			1,132,650

Hotels, Restaurants & Leisure – 0.2%
MGM Resorts International:
10.38%, 5/15/14		100	112,250
11.13%, 11/15/17		275	316,250

			428,500

Household Durables – 0.3%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		400	461,000

Independent Power Producers & Energy Traders – 1.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp.,		800	850,000
8.00%, 6/01/16(a)
Ipalco Enterprises, Inc.,
7.25%, 4/01/16(a)		300	320,250
NRG Energy, Inc.:
7.25%, 2/01/14		320	326,400
7.38%, 2/01/16		755	773,875

			2,270,525

Media – 0.5%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		150	163,125
9.25%, 12/15/17		700	766,500

			929,625

Metals & Mining – 0.4%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15(a)		305	312,625
Novelis, Inc.,
8.00%, 12/15/17(a)		460	476,100

			788,725

Multiline Retail – 0.3%
Dollar General Corp.,
10.63%, 7/15/15		435	473,063

Oil, Gas & Consumable Fuels – 0.6%
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
9.00%, 4/01/15(a)		180	192,600
OPTI Canada, Inc.,
9.00%, 12/15/12(a)		860	862,150

			1,054,750

Pharmaceuticals – 0.3%
Omnicare, Inc.:
6.88%, 12/15/15		200	203,500
7.75%, 6/01/20		265	272,950

			476,450

Wireless Telecommunication Services – 0.7%
Cricket Communications, Inc.,
7.75%, 5/15/16		825	855,937
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		325	325,813

			1,181,750

Total Corporate Bonds – 8.2%			14,253,902

Floating Rate Loan Interests(b)
Advertising – 0.7%
Affinion Group, Inc., Tranche B Term Loan,
5.00%, 10/09/16		1,195	1,187,642

Aerospace & Defense – 2.0%
Sequa Corp., Term Loan,
3.54% – 3.56%, 12/03/14		1,975	1,911,253
The SI Organization, Inc., Tranche B Term Loan,
5.75%, 11/22/16		775	778,875
TransDigm, Inc., Term Loan,
5.00%, 12/06/16		750	757,031

			3,447,159

Airlines – 1.3%
AWAS Finance Luxembourg S.à r.l., Loan,
7.75%, 6/10/16		784	797,720
Delta Air Lines, Inc., Credit- Linked Deposit Loan,
0.10% – 2.29%, 4/30/12		1,568	1,535,068

			2,332,788

Auto Components – 1.1%
Allison Transmission, Inc., Term Loan,
3.02% – 3.04%, 8/07/14		1,928	1,881,727

Automobiles – 0.9%
Ford Motor Co., Tranche B-1 Term Loan,
3.02% – 3.04%, 12/15/13		1,487	1,479,558

Biotechnology – 0.5%
Grifols, Inc., U.S. Tranche B Term Loan,
4.25%, 10/01/16		885	894,219

Building Products – 3.4%
Armstrong World Industries, Inc., Term Loan B,
5.00%, 5/23/17		1,175	1,182,344
Building Materials Corp. of America, Term Loan Advance,
3.06%, 2/22/14		79	79,233
General Chemical Corp., Tranche B Term Loan,
6.75% – 7.25%, 10/06/15		998	1,005,611
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/28/16		2,195	2,202,729

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(b)
Building Products (concluded)
Tronox Worldwide LLC, Term Loan (Exit),
7.00%, 10/21/15	USD	1,525	$1,533,449

			6,003,366

Capital Markets – 0.1%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Loan,
7.50%, 12/31/13		256	257,203

Chemicals – 2.2%
AZ Chem US, Inc., Term Loan,
6.75%, 11/21/16		745	752,500
Chemtura Corp., Term Facility,
5.50%, 8/29/16		925	933,094
Momentive Performance Materials (Blitz 06-103 GMBH), Tranche B-1 Term Loan,
2.56%, 12/04/13		438	425,856
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien),
3.73%, 7/30/14		781	748,819
Solutia Inc., Term Loan,
4.50%, 3/17/17		410	411,929
Styron S.a.r.l., Term Loan,
7.50%, 6/17/16		488	494,203

			3,766,401

Commercial Services & Supplies – 8.3%
Advanced Disposal Services, Inc., Term B Loan,
6.00%, 1/14/15		149	150,739
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan,
7.75%, 2/21/15		597	598,493
Aramark Corp.:
Letter of Credit-1 Facility, (0.15%), 1/26/14		10	10,031
Letter of Credit-2 Facility, (0.15%), 7/26/16		25	24,628
U.S. Term B Loan, 3.55%, 7/26/16		375	374,483
U.S. Term Loan, 2.18%, 1/26/14		126	124,518
Casella Waste Systems, Inc., Term B Loan,
5.00%, 4/09/14		550	555,500
Ceridian Corp., US Term Loan,
3.26% – 3.27%, 11/09/14		905	857,811
Coinmach Service Corp., Term Loan,
3.28%, 11/14/14		1,096	955,482
Diversey, Inc. (FKA JohnsonDiversey, Inc.), Tranche B Dollar Loan,
5.25%, 11/24/15		623	627,389
DynCorp International, Inc., Term Loan ,
6.25%, 7/07/16		1,496	1,504,105
Evertec, Inc., Term B Loan,
7.00%, 9/30/16		200	200,248
Getty Images, Inc., Initial Term Loan ,
5.25% – 6.00%, 11/07/16		948	955,206
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B Term Loan,
2.76% – 2.80%, 6/30/14		249	224,338
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		249	251,857
L-1 Identity Solutions Operating Co., Tranche B-2 Term Loan,
5.00%, 8/05/13		248	247,451
Laureate Education, Inc.:
Closing Date Term Loan, 3.54%, 8/15/14		2,086	1,959,929
Delayed Draw Term Loan, 3.54%, 8/15/14		312	293,416
Series A New Term Loan, 5.00%, 8/15/14		150	149,297
Protection One, Inc., Term Loan, 6.00%, 6/04/16		240	239,776
Quad/Graphics, Inc, Term Loan, 5.50%, 7/02/16		1,046	1,025,758
Synagro Technologies, Inc., Term Loan (First Lien), 2.27%, 4/02/14		747	659,257
TASC, Inc., Tranche B Term Loan, 5.75%, 12/18/15		622	626,523
The ServiceMaster Co.:
Closing Date Loan, 2.76% – 2.81%, 7/24/14		1,083	1,036,645
Delayed Draw Term Loan, 2.77%, 7/24/14		108	103,234
Visant Corp. (FKA Jostens), Tranche B Term Loan, 7.00%, 12/22/16		773	781,494

			14,537,608

Computer Software & Services – 0.4%
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B U.S. Term Loan,
3.91%, 2/28/16		707	700,551

Construction Materials – 0.4%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25% – 6.75%, 8/05/16		671	682,363

Containers & Packaging – 0.7%
Anchor Glass Container Corp., Term Loan (First Lien),
6.00%, 3/02/16		150	150,375
Berry Plastics Holding Corp., Term C Loan,
2.28%, 4/03/15		613	576,973
Graham Packaging Co. LP, D Term Loan,
6.00%, 9/23/16		499	503,841

			1,231,189

Diversified Financial Services – 9.1%
AGFS Funding Co., Loan,
7.25%, 4/21/15		2,770	2,806,356
CIT Group, Inc., Tranche 3 Term Loan,
6.25%, 8/11/15		1,845	1,879,210
CNO Financial Group, Inc., Loan,
6.00%, 9/30/16		975	981,094
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		1,448	1,469,539
Fifth Third Processing Solutions LLC, Term B Loan (First Lien),
5.50%, 11/03/16		800	805,000
HarbourVest Partners LP, Term Loan,
6.25%, 12/19/16		850	852,125
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, (0.10%), 3/26/14		41	35,653
Term Loan, 2.26% – 2.30%, 3/26/14		681	594,231
International Lease Finance Corp. (Delos Aircraft, Inc.), Term Loan 1, 6.75%, 3/17/15		175	177,594
MSCI, Inc., Term Loan, 4.75%, 6/01/16		549	551,536
Nuveen Investments, Inc.:
Extended Term Loan B, 0.00%, 5/13/17		250	241,875
Term Loan (First Lien), 3.29%, 11/13/14		1,400	1,328,250
Reynolds Group Holdings, Inc.:
Incremental Tranche D Term Loan, 6.50%, 5/05/16		1,250	1,260,243
Incremental U.S. Term Loan, 4.75%, 5/05/16		200	201,222
U.S. Term Loan, 6.75%, 5/05/16		642	646,556
Trans Union LLC, Term Loan, 6.75%, 6/15/17		2,020	2,042,839

			15,873,323

Diversified Telecommunication Services – 8.4%
Atlantic Broadband Finance LLC, Tranche B Term Loan,
5.00%, 11/27/15		386	388,259
Avaya, Inc., Term B-1 Loan,
3.03%, 10/24/14		1,384	1,306,599
Bresnan Broadband Holdings LLC, Term B Loan,
3.00%, 11/30/17		1,350	1,357,232
Digicel International Finance Ltd., US Term Loan (Non Rollover),
2.81%, 3/30/12		1,298	1,261,872

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(b)
Diversified Telecommunication Services (concluded)
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	375	$376,953
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		623	630,923
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		371	369,702
Tranche B-2-B Term Loan,
2.79%, 1/03/14		371	369,588
Tranche B-2-C Term Loan,
2.79%, 1/03/14		371	369,588
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Term Loan,
3.75%, 3/07/18		3,250	3,279,598
Knology, Inc., Term B Loan,
5.50%, 10/17/16		550	553,437
Level 3 Financing, Inc., Tranche A Term Loan,
2.54%, 3/13/14		2,175	2,052,267
Telcordia Technologies, Inc., Term Loan,
6.75%, 4/30/16		249	249,838
Telesat Canada:
U.S. Term I Loan, 3.00%,
10/31/14		1,151	1,145,608
U.S. Term II Loan, 3.00%,
10/31/14		99	98,402
West Corp., Term B-4 Loan,
4.51% – 4.71%, 7/15/16		775	776,245

			14,586,111

Electronic Equipment, Instruments & Components – 0.2%
Flextronics International Ltd.:
A Closing Date Loan,
2.51%, 10/01/14		249	245,046
A-2 Delayed Draw Loan,
2.51%, 10/01/14		34	33,921
A-3 Delayed Draw Loan,
2.51%, 10/01/14		40	39,575
B Closing Date Loan, 2.51%,
10/01/12		60	59,020

			377,562

Food & Drug Retailing – 1.2%
Dunkin’ Brands, Inc., Term B Loan,
5.75%, 11/23/17		1,200	1,213,406
U.S. Foodservice, Term Loan,
2.76%, 7/03/14		928	844,469

			2,057,875

Food Products – 2.0%
Dole Food Co., Inc., Tranche B-1 Term Loan,
5.00% – 5.50%, 3/02/17		114	114,767
Green Mountain Coffee Roasters, Inc., Term B Facility,
4.00%, 11/09/16		500	500,833
Pierre Foods, Inc., Loan (First Lien),
7.00% – 7.50%, 9/30/16		1,595	1,584,366
Pinnacle Foods Finance LLC:
Term Loan,
2.76%, 4/02/14		760	744,444
Tranche D Term Loan,
6.00%, 4/02/14		33	33,659
Solvest Ltd. (Dole), Tranche C-1 Term Loan,
5.50%, 3/02/17		284	285,052
WM. Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16		243	242,740

			3,505,861

Health Care Equipment & Supplies – 0.9%
Biomet, Inc., Dollar Term Loan,
3.26% – 3.30%, 3/25/15		348	346,770
ConvaTec, Inc., Dollar Term Loan,
4.25%, 12/20/16		750	758,437
DJO Finance LLC (ReAble Therapeutics Fin LLC), Term Loan,
3.26%, 5/20/14		455	447,121

			1,552,328

Health Care Providers & Services – 3.7%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.79%,
1/25/17		656	653,350
Non-Extended Delayed Draw Term Loan,
2.54%, 7/25/14		57	55,999
Non-Extended Term Loan, 2.54%,
7/25/14		1,117	1,087,680
DaVita, Inc., Tranche B Term Loan,
4.50%, 10/20/16		950	957,634
Gentiva Health Services, Inc., Term B Borrowing,
6.75%, 8/17/16		398	400,812
HCA, Inc.:
Tranche A-1 Term Loan,
1.79%, 11/16/12		750	738,047
Tranche B-1 Term Loan,
2.55%, 11/18/13		150	148,369
Tranche B-2 Term Loan,
3.55%, 3/31/17		725	722,885
Renal Advantage Holdings, Inc., Tranche B Term Loan,
4.25%, 12/03/16		800	803,000
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan,
5.00%, 1/29/16		949	951,860

			6,519,636

Health Care Technology – 0.9%
IMS Health, Inc., Tranche B Dollar Term Loan,
5.25%, 2/26/16		950	959,104
MedAssets, Inc., Term Loan,
5.25%, 11/16/16		625	627,344

			1,586,448

Hotels, Restaurants & Leisure – 7.4%
Bass Pro Group LLC, Loan,
5.00% – 5.75%, 4/10/15		149	149,666
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-3 Loan,
3.29% – 3.30%, 1/28/15		2,965	2,674,626
Term B-4 Loan,
9.50%, 10/31/16		572	601,227
Gateway Casinos & Entertainment Ltd., Tranche B Term Advance,
6.50%, 11/02/15	CAD	900	906,857
Penn National Gaming, Inc., Term Loan B,
2.01% – 2.04%, 10/03/12	USD	250	248,681
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		723	732,589
Regal Cinemas Corp., Term Loan,
3.80%, 11/19/16		249	249,602
Six Flags Theme Parks, Inc., Tranche B Term Loan,
5.50%, 6/30/16		2,305	2,322,708
Travelport LLC (FKA Travelport, Inc.):
Extended Delayed Draw Term Loan,
4.96%, 8/21/15		389	367,355
Extended Tranche B Dollar Term Loan,
4.96%, 8/21/15		169	159,997
Tranche S Term Loan,
4.80%, 8/21/15		31	29,053
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/06/14		2,322	2,340,598
VML US Finance LLC (AKA Venetian Macau):
New Project Term Loan,
4.50%, 5/27/13		950	950,000
Term B Delayed Draw Project Loan,
4.80%, 5/25/12		428	428,548

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(b)
Hotels, Restaurants & Leisure (concluded)
Term B Funded Project Loan, 4.80%, 5/27/13	USD	741	$741,929

			12,903,436

Machinery – 1.4%
Pinafore LLC/Pinafore, Inc., Term B Loan,
6.25%, 9/29/16		1,875	1,898,682
United Components, Inc., Term Loan,
6.25%, 3/23/17		599	602,390

			2,501,072

Media – 10.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan,
2.55%, 7/03/14		2,117	1,990,245
Cequel Communications LLC, Term Loan,
2.27%, 11/05/13		555	548,346
Charter Communications Operating LLC, Term C Loan,
3.54%, 9/06/16		3,212	3,166,735
FoxCo Acquisition Sub LLC, Term Loan,
7.50%, 7/14/15		762	754,552
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
5.76%, 6/12/14		497	459,529
Mediacom Illinois LLC (FKA Mediacom Communications LLC), Tranche D Term Loan,
5.50%, 3/31/17		771	763,626
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		800	854,000
Nielsen Finance LLC:
Class B Dollar Term Loan, 4.01%, 5/01/16		2,136	2,121,622
Class C Dollar Term Loan, 4.01%, 5/01/16		299	295,635
Sinclair Television Group, Inc., New Tranche B Loan,
5.50%, 10/29/15		431	436,164
Sunshine Acquisition Ltd. (AKA HIT Entertainment), Term Facility,
5.25%, 6/01/12		240	234,900
SW Acquisitions Co., Inc., Term Loan,
5.75%, 6/01/16		1,170	1,177,399
TWCC Holding Corp., Replacement Term Loans,
5.00%, 9/14/15		1,090	1,095,334
Univision Communications, Inc., Extended First-Lien Term Loan,
4.51%, 3/31/17		954	906,732
UPC Financing Partnership:
Facility T, 4.25%, 12/30/16		1,235	1,221,051
Facility U, 0.00% – 4.81%, 12/31/17	EUR	975	1,237,267
Virgin Media Investment Holdings Ltd., B Facility,
0.01% – 4.77%, 12/31/15	GBP	1,000	1,551,808

			18,814,945

Metals & Mining – 1.1%
Euramax International, Inc.:
Domestic Term Loan (Cash Pay), 7.00%, 6/29/13	USD	180	168,934
Domestic Term Loan (PIK), 11.00%, 1/29/13		170	160,066
Novelis, Inc., Term Loan,
3.75%, 12/01/16		1,585	1,604,020

			1,933,020

Multiline Retail – 1.2%
Dollar General Corp., Tranche B-2 Term Loan,
3.01%, 7/07/14		505	503,965
Rite Aid Corp.:
Tranche 2 Term Loan, 2.02%, 6/04/14		175	158,499
Tranche 3 Term Loan, 6.00%, 6/04/14		389	384,623
Toys R Us, Inc., Initial Loan,
6.00%, 9/01/16		1,069	1,077,541

			2,124,628

Multi-Utilities – 1.5%
Calpine Corp., First Priority Term Loan,
2.88%, 3/29/14		500	499,107
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		1,135	1,153,220
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-3 Term Loan,
3.76%, 10/10/14		1,146	882,361

			2,534,688

Oil, Gas & Consumable Fuels – 0.7%
MEG Energy Corp., Tranche D Term Loan,
6.00%, 4/03/16		1,274	1,275,305

Paper & Forest Products – 0.1%
Georgia-Pacific LLC, Term Loan B,
2.29%,12/23/12		182	181,799

Personal Products – 0.4%
NBTY, Inc., Term B Loan,
6.25%, 10/01/17		700	708,744

Pharmaceuticals – 1.5%
Inventiv Health, Inc. (FKA Ventive Health, Inc), Term B Loan,
6.50%, 8/04/16		1,435	1,444,432
Warner Chilcott Co. LLC:
Term A Loan, 6.00%, 10/30/14		427	426,505
Term B-2 Loan, 6.25%, 4/30/15		304	305,261
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		69	69,302
Term B-1 Loan, 6.25%, 4/30/15		182	183,320
WC Luxco S.a.r.l. (Warner Chilcott), Term B-3 Loan,
6.50%, 2/22/16		96	97,200

			2,526,020

Professional Services – 0.4%
Booz Allen Hamilton, Inc., Tranche C Term Loan,
6.00%, 7/31/15		622	622,948

Real Estate Management & Development – 2.0%
Realogy Corp.:
Delayed Draw Term B Loan, 3.26% – 3.29%, 10/10/13		1,197	1,120,638
Initial Term B Loan, 3.29%, 10/10/13		2,270	2,124,058
Synthetic Letter of Credit, 0.14% – 3.15%, 10/10/13		309	289,335

			3,534,031

Road & Rail – 0.2%
Transtar Holding Co., Term Loan (First Lien),
4.50%, 12/07/16		300	303,000

Semiconductors & Semiconductor Equipment – 0.7%
Freescale Semiconductor, Inc., Extended Maturity Term Loan,
4.51%, 12/01/16		598	578,662
Microsemi Corp., Term Loan,
3.50%, 10/25/17		670	674,467

			1,253,129

Software – 2.4%
CDW LLC (FKA CDW Corp.), Extended Term Loan,
5.26%, 7/15/17		644	638,249
First Data Corp.:

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(b)
Software (concluded)
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14	USD	2,090	$1,926,217
Initial Tranche B-2 Term Loan,
3.01%, 9/24/14		1,387	1,278,511
Initial Tranche B-3 Term Loan,
3.01%, 9/24/14		144	132,583
Vertafore, Inc., Term Loan,
6.75%, 7/29/16		224	224,491

			4,200,051

Specialty Retail – 2.4%
Armored AutoGroup Inc. (FKA Viking Acquisition, Inc.), Term Loan,
6.00%, 11/05/16		505	504,684
Michaels Stores, Inc.:
B-1 Term Loan,
2.56%, 10/31/13		267	260,025
B-2 Term Loan,
4.81%, 7/31/16		559	557,995
PetCo Animal Supplies, Inc., Loan,
4.50%, 8/18/17		1,300	1,306,695
The Gymboree Corp., Term Loan,
5.50%, 11/23/17		800	803,375
The Neiman Marcus Group, Inc.:
Term Loan,
0.00%, 4/06/13		100	97,909
Term Loan,
4.30%, 4/06/16		675	667,000

			4,197,683

Textiles, Apparel & Luxury Goods – 0.5%
Burlington Coat Factory Warehouse Corp., Term Loan,
2.52%, 5/28/13		250	245,844
Phillips-Van Heusen Corp., U.S. Tranche B Term Loan,
4.75%, 5/06/16		550	556,781

			802,625

Wireless Telecommunication Services – 0.5%
MetroPCS Wireless, Inc., Tranche B-2 Term Loan,
3.81%, 11/03/16		622	623,632
Vodafone Americas Finance 2, Inc., Initial Loan,
6.88%, 8/11/15		250	255,000

			878,632

Total Floating Rate Loan Interests – 83.6%			145,756,674

Total Long-Term Investments (Cost – $158,003,260) – 91.8%			160,010,576

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17% (c)(d)		47,071,271	47,071,271

Total Short-Term Securities (Cost – $47,071,271) – 27.0%			47,071,271

Total Investments (Cost – $205,074,531*) – 118.8%			207,081,847
Liabilities in Excess of Other Assets – (18.8)%			(32,742,153)

Net Assets – 100.0%			$174,339,694

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$205,074,650

Gross unrealized appreciation	$2,213,463
Gross unrealized depreciation	(206,266)

Net unrealized appreciation	$2,007,197

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,517,896	33,553,375	47,071,271	$374	$13,270

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	404,000	USD	404,112	Citibank, N.A.	1/04/11	$2,204
USD	484,662	CAD	495,000	Citibank, N.A.	1/19/11	(12,994)
USD	404,023	CAD	404,000	Citibank, N.A.	1/19/11	(2,144)
USD	1,402,449	GBP	905,000	Citibank, N.A.	1/19/11	(8,318)
EUR	100,000	USD	132,468	Citibank, N.A.	1/28/11	1,156
USD	321,795	EUR	240,500	Deutsche Bank AG	1/28/11	428

Total						$(19,668)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (concluded)	BlackRock Floating Rate Income Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-TermInvestments:
Corporate Bonds	–	$14,253,902	–	$14,253,902
Floating Rate Loan Interests	–	131,961,284	$13,795,390	145,756,674
Short-Term Securities	$47,071,271	–	–	47,071,271

Total	$47,071,271	$146,215,186	$13,795,390	$207,081,847

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$2,204	$1,584	–	$3,788
Liabilities:
Foreign currency exchange contracts	–	$(23,456)	–	$(23,456)

Total	$2,204	$(21,872)	–	$(19,668)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Floating Rate Loan Interests
Assets:
Balance, as of September 30, 2010	$8,173,951
Accrued discounts/premiums	21,794
Net realized gain (loss)	–
Net change in unrealized appreciation/ depreciation[2]	2,216,401
Purchases	9,061,860
Sales	–
Transfers in3	–
Transfers out[3]	(5,678,616)

Balance, as of December 31, 2010	$13,795,390

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $339,491.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	$3	$2,638

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 15.4%
Fannie Mae:
Series 1996-48, Class Z, 7.00%,11/25/26	1,366	1,532,796
Series 2002-70, Class QG, 5.50%, 6/25/31	14,625	15,019,051
Series 2003-9, Class EA, 4.50%, 10/25/17	8,619	9,010,758
Series 2010-64, Class AF, 0.76%, 6/25/40(a)	15,561	15,675,683
Series 2010-84, Class FB, 0.70%, 8/25/40(a)	48,246	48,532,990
Freddie Mac:
Series 3033, Class HE, 4.50%, 9/15/18	9,578	9,851,648
Series 3373, Class FA, 0.82%, 10/15/37(a)	16,650	16,775,198
Series 3672, Class FC, 0.71%, 5/15/40(a)	53,373	53,667,594
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32	5,533	6,016,288
Series 2004-28, Class FW, 0.68%, 4/20/34(a)	8,741	8,772,398
Series 2004-83, Class CD, 11.64%, 10/20/34(a)	269	282,937
Series 2005-91, Class UP, 13.78%, 9/16/31(a)	3,137	3,724,867
Series 2010-75, Class FA, 0.71%, 9/20/35(a)	4,657	4,666,749

		193,528,957

Interest Only Collateralized Mortgage Obligations – 1.8%
Fannie Mae:
Series 2007-42, Class AS, 6.49%, 5/25/37(a)	19,189	2,544,133
Series 2007-68, Class SA, 6.39%, 7/25/37(a)	18,587	2,719,959
Series 2009-111, Class SC, 5.99%, 3/25/38(a)	22,166	2,766,504
Ginnie Mae:
Series 2007-19, Class SJ, 5.94%, 4/20/37(a)	4,037	440,552
Series 2007-35, Class KY, 6.19%, 6/16/37(a)	22,702	2,839,793
Series 2007-40, Class SG, 6.42%, 7/20/37(a)	14,537	1,969,686
Series 2007-45, Class QB, 6.34%, 7/20/37(a)	12,900	1,774,816
Series 2007-5, Class SA, 7.10%, 2/20/37(a)	19,669	2,909,553
Series 2007-8, Class SD, 5.94%, 3/20/37(a)	6,121	631,419
Series 2009-106, Class SL, 5.84%, 4/20/36(a)	29,994	3,511,027

		22,107,442

Mortgage-Backed Securities – 209.0%
Fannie Mae Mortgage-Backed Securities:
8.00%, 8/01/14	18	20,142
8.50%, 1/20/18	2,051	2,309,777
5.00%, 1/01/21-1/01/41(b)	75,169	78,998,783
3.50%, 1/01/26 (b)	50,000	50,343,750
4.50%, 1/01/26-1/01/41(b)	194,900	199,967,968
5.50%, 12/01/32-1/01/41(b)	93,932	100,518,763
6.00%, 7/01/38	6,755	7,363,153
4.00%, 1/01/41(b)	25,900	25,754,313
Freddie Mac Mortgage-Backed Securities:
6.00%, 11/01/13-8/01/16	20	21,431
9.00%, 12/01/19(c)	0	322
7.50%, 2/01/27-3/01/27	6	6,416
8.00%, 10/17/30-3/17/32	8,405	9,748,905
4.50%, 10/01/35	85	87,738
3.50%, 11/01/40	250,000	238,491,833
Ginnie Mae Mortgage-Backed Securities:
17.00%, 11/15/11-12/15/11	3	3,339
16.00%, 3/15/12-4/15/12	6	5,912
12.00%, 2/15/13-6/15/15	11	10,713
11.50%, 4/15/13-12/15/15	18	18,127
14.50%, 4/15/13	6	5,835
15.00%, 6/15/13	9	8,793
10.00%, 2/15/16-6/15/18	138	143,800
9.50%, 3/15/16-9/15/22	448	518,614
9.00%, 4/15/16-10/15/21	207	228,568
6.50%, 5/15/16-1/01/41(b)	89,497	100,696,220
8.50%, 6/15/16-2/15/25	167	192,119
5.50%, 7/15/16-1/01/41(b)	250,264	270,684,733
6.00%, 7/15/16-3/20/40	198,387	220,207,176
8.00%, 1/15/17-5/15/30	360	414,959
7.00%, 9/15/17-5/15/32	2,317	2,645,034
7.50%, 2/15/22-9/15/30	1,103	1,269,819
5.00%, 11/15/32-1/01/41(b)	379,885	404,170,353
4.50%, 12/15/34-1/01/41(b)(d)	732,677	762,104,783
4.00%, 1/01/41(b)	150,700	151,736,063

		2,628,698,254

Total U.S. Government Sponsored Agency Securities – 226.2%		2,844,334,653

U.S. Treasury Obligations
U.S. Treasury Notes:
1.25%, 10/31/15(d)	6,400	6,193,997
2.63%, 11/15/20(d)(e)	35,000	33,014,835

Total U.S. Treasury Obligations – 3.1%		39,208,832

Total Long-Term Investments (Cost – $2,861,343,285) – 229.3%		2,883,546,123

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (f)(g)	10,548,550	$10,548,550

Total Short-Term Securities (Cost – $10,548,550) – 0.8%		10,548,550

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG	$11,300	329,348
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	10,000	624,143
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG	7,800	454,766

		1,408,257

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG	11,300	531,221
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	10,000	337,266
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG	7,800	525,992

		1,394,479

Total Options Purchased (Cost – $3,080,770) – 0.2%		2,802,736

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,874,972,605*) – 230.3%		2,896,897,409

	Par (000)
TBA Sale Commitments(b)
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/41	7,900	(7,855,562)
4.50%, 1/01/41	172,500	(176,701,838)
5.00%, 1/01/41	75,000	(78,820,312)
5.50%, 1/01/41	91,400	(97,737,964)
6.00%, 1/01/41	6,700	(7,267,423)
Freddie Mac Mortgage-Backed Securities,
3.50%, 1/01/41	250,000	(238,202,500)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 1/01/41	81,400	(81,959,625)
4.50%, 1/01/41	193,400	(200,934,726)
5.00%, 1/01/41	156,400	(166,223,875)
6.00%, 1/01/41	126,300	(138,941,000)

Total TBA Sale Commitments (Proceeds – $1,189,342,824) – (95.0)%		(1,194,644,825)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.510% and receive a floating rate based on 3-month LIBOR, Expires 12/19/11, Broker, Deutsche Bank AG	500	(16,062)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	11,800	(388,517)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	8,400	(314,112)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG	13,500	(522,037)
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	26,500	(1,076,944)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA	11,200	(484,449)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.	5,500	(245,924)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker, Deutsche Bank AG	34,200	(1,433,022)
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker, Citibank, N.A.	8,600	(706,029)

		(5,187,096)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc	48,000	(1,244,395)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG	13,100	(267,872)
Receive a fixed rate of 3.510% and pay a floating rate based on 3-month LIBOR, Expires 12/19/11, Broker, Deutsche Bank AG	500	(13,960)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	11,800	(873,021)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	8,400	(333,372)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG	13,500	(521,084)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	26,500	(471,505)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA	11,200	(393,229)

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.	$5,500	$(187,831)
Receive a fixed rate of 4.025% and pay a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker, Deutsche Bank AG	34,200	(2,160,000)
Receive a fixed rate of 5.250% and pay a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker, Citibank, N.A.	8,600	(472,122)

		(6,938,391)

Total Options Written (Premiums Received – $11,249,185) – (0.9)%		(12,125,487)

Total Investments Net of TBA Sale Commitments and Options Written – 134.4%		1,690,127,097
Liabilities in Excess of Other Assets – (34.4)%		(432,367,354)

Net Assets – 100.0%		$1,257,759,743

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,875,285,925

Gross unrealized appreciation	$34,214,669
Gross unrealized depreciation	(12,603,185)

Net unrealized appreciation	$21,611,484

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank Plc	$2,022,000	$(90,879)
BNP Paribas	$40,979,813	$(305,250)
Citibank, N.A.	$135,278,656	$(1,004,430)
Credit Suisse International	$(94,654,042)	$(960,569)
Deutsche Bank AG	$2,037,219	$(4,801)
Goldman Sachs Bank USA	$127,909,562	$(72,719)
JPMorgan Chase Bank, N.A.	$218,068,719	$327,516
Morgan Stanley Capital Services, Inc.	$(213,497,183)	$(266,542)
Nomura Securities International, Inc.	$101,680,681	$(430,476)
UBS AG	$79,730,094	$677,008
Wells Fargo & Co.	$36,963,750	$99,375

(c)	Par is less than $500.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	327,656,088	(317,107,538)	10,548,550	$212	$118,691

(g)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
5	Euro Dollar Futures	Chicago Mercantile	September 2013	$1,217,250	$(1,861)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,270	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$278,010,937	$(215,456)
1,262	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$148,561,062	(63,271)
265	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$31,915,937	(204,601)
130	Euro Dollar Futures	Chicago Mercantile	March 2011	$32,381,375	(31,555)
111	Euro Dollar Futures	Chicago Mercantile	June 2011	$27,627,900	(26,970)
78	Euro Dollar Futures	Chicago Mercantile	September 2011	$19,391,775	(9,986)
139	Euro Dollar Futures	Chicago Mercantile	December 2011	$34,496,325	(142,897)

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
83	Euro Dollar Futures	Chicago Mercantile	March 2012	$20,552,875	$1,228
45	Euro Dollar Futures	Chicago Mercantile	June 2012	$11,112,750	21,561
25	Euro Dollar Futures	Chicago Mercantile	September 2012	$6,156,563	25,144
27	Euro Dollar Futures	Chicago Mercantile	December 2012	$6,629,513	29,349
27	Euro Dollar Futures	Chicago Mercantile	March 2013	$6,610,613	37,587
27	Euro Dollar Futures	Chicago Mercantile	June 2013	$6,591,375	44,062

Total					$(535,805)

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.69%(a)	3-month LIBOR	UBS AG	11/26/12	USD	3,100	$(1,791)
1.34%(b)	3-month LIBOR	Deutsche Bank AG	11/08/15	USD	6,400	219,445
1.36%(b)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	14,200	476,412
2.35%(b)	3-month LIBOR	Deutsche Bank AG	12/20/15	USD	28,800	(280,246)
3.39%(a)	3-month LIBOR	UBS AG	12/22/20	USD	6,300	11,947
3.29%(b)	3-month LIBOR	Goldman Sachs Bank USA	9/09/40	USD	33,900	4,581,553
3.88%(a)	3-month LIBOR	Citibank, N.A.	12/01/40	USD	1,200	(46,517)
3.87%(a)	3-month LIBOR	Deutsche Bank AG	12/01/40	USD	13,000	(518,890)
4.18%(a)	3-month LIBOR	Citibank, N.A.	12/15/40	USD	7,900	104,792
4.14%(a)	3-month LIBOR	Deutsche Bank AG	12/23/40	USD	7,900	41,350

Total						$4,588,055

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	11,815	$(3,276)[1]
6.50%	Morgan Stanley Capital Services, Inc.	1/12/38	USD	29,291	(403,825)[1]
5.00%	Barclays Bank Plc	1/12/40	USD	2,677	(47,051)[2]
5.00%	Barclays Bank Plc	1/12/40	USD	2,677	(62,110)[2]
5.00%	Citibank, N.A.	1/12/40	USD	2,693	(79,691)[2]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	1,282	(30,715)[2]
5.00%	Morgan Stanley Capital Services, Inc.	1/12/40	USD	9,330	163,017 [2]

Total					$(463,651)

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Project Loans	–	–	$2,638	$2,638
U.S. Government Sponsored Agency Securities	–	$2,844,334,653	–	2,844,334,653
U.S. Treasury Obligations	–	39,208,832	–	39,208,832
Short-Term Securities	$10,548,550	–	–	10,548,550
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,194,644,825)	–	(1,194,644,825)

Total	$10,548,550	$1,688,898,660	$2,638	$1,699,449,848

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$158,931	$8,238,235	$163,017	$8,560,183
Liabilities:
Interest rate contracts	(696,597)	(12,972,931)	(626,668)	(14,296,196)

Total	$(537,666)	$(4,734,696)	$(463,651)	$(5,736,013)

[1]

Derivative financial instruments are options purchased, options written, financial futures contracts and swaps. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$536	$2,656	$3,192
Accrued discounts/premiums	–	(1)	(1)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/ depreciation[2]	–	(2)	(2)
Purchases	–	–	–
Sales	(536)	(15)	(551)
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	–	$2,638	$2,638

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(2).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	$(283,520)
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/ depreciation[4]	(180,131)
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	–

Balance, as of December 31, 2010	$(463,651)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(180,131).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Fannie Mae Whole Loan, Series 1996-W1, Class AL,
7.25%, 3/25/26(a)	$227	$243,098
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13	514	538,339

Total Asset-Backed Securities – 0.1%		781,437

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.9%
Countrywide Alternative Loan Trust:
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	8,027	7,058,816
Series 2008-2R, Class 4A1, 6.25%, 8/25/37	18,065	14,926,848
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-4, Class 3A16, 5.50%, 6/25/35	6,626	6,289,531
Series 2005-5, Class 2A8, 5.50%, 7/25/35	3,081	2,959,088
Series 2005-11, Class 6A5, 6.00%, 12/25/35	4,426	4,205,451
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3,
6.00%, 2/25/37	2,962	2,941,703

		38,381,437

Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
11.00%, 2/17/17	10	1,380

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
0.16%, 2/17/17(b)	10	9,439

Total Non-Agency Mortgage-Backed Securities – 3.9%		38,392,256

Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	1	503

U.S. Government Sponsored Agency Securities
Agency Obligations – 6.1%
Fannie Mae:
1.75%, 3/23/11-5/07/13	9,800	9,865,957
3.63%, 8/15/11	1,600	1,632,155
4.13%, 4/15/14	1,600	1,744,997
6.63%, 11/15/30	2,600	3,280,599
Federal Home Loan Bank:
1.63%, 7/27/11	6,300	6,346,097
1.00%, 12/28/11	2,200	2,212,987
4.00%, 9/06/13	6,100	6,568,822
3.63%, 10/18/13	7,200	7,688,218
5.00%, 11/17/17	5,700	6,462,352
Freddie Mac:
2.13%, 3/23/12-9/21/12	3,800	3,891,606
2.50%, 4/23/14	1,100	1,139,688
4.38%, 7/17/15	4,100	4,522,378
4.88%, 6/13/18	2,200	2,460,341
3.75%, 3/27/19	2,200	2,277,372
Small Business Administration Participation Certificates:
Series 1996-20J, 7.20%, 10/01/16	32	34,978
Series 1998-20J, Class 1, 5.50%, 10/01/18	38	41,536

		60,170,083

Collateralized Mortgage Obligations – 3.3%
Freddie Mac, Series 3207, Class NB,
6.00%, 11/15/30	1,218	1,226,020
Ginnie Mae:
Series 2005-9, Class Z, 4.65%, 1/16/45(a)	6,555	5,632,007
Series 2005-10, Class ZB, 5.18%, 12/16/44(a)	3,717	3,559,523
Series 2005-29, Class Z, 4.25%, 4/16/45(a)	5,723	4,737,233
Series 2005-59, Class ZA, 4.96%, 3/16/46(a)	11,272	10,536,978
Series 2005-67, Class Z, 4.72%, 8/16/45(a)	7,044	6,436,511

		32,128,272

Interest Only Collateralized Mortgage Obligations – 2.8%
Fannie Mae, Series 2007-17, Class SI,
6.14%, 3/25/37(a)	28,124	3,161,882
Freddie Mac, Series 1220, Class B,
0.49%, 2/15/22(a)	1	16,410
Ginnie Mae:
Series 2004-10, 0.74%, 1/16/44(a)	47,038	925,174
Series 2004-77, 0.49%, 9/16/44(a)	103,837	2,106,109
Series 2005-9, 0.65%, 1/16/45(a)	90,392	2,640,023
Series 2005-50, 0.90%, 6/16/45(a)	26,772	969,801
Series 2006-15, 0.75%, 4/16/46(a)	115,815	3,391,258
Series 2006-30, 0.75%, 5/16/46(a)	45,606	1,659,542
Series 2006-49, Class SA, 6.20%, 2/20/36(a)	11,497	1,343,077
Series 2007-23, Class ST, 5.94%, 4/20/37(a)	9,961	1,020,885
Series 2009-92, Class SC, 5.94%, 10/16/39(a)	27,837	3,034,818
Series 2009-106, Class SL, 5.84%, 4/20/36(a)	23,601	2,762,641
Series 2009-110, Class CS, 6.13%, 11/16/39(a)	35,341	4,326,109

		27,357,729

Mortgage-Backed Securities – 192.0%
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26-1/01/41(c)	442,800	441,057,375
4.50%, 1/01/26-1/01/41(c)	445,700	457,685,075
5.00%, 1/01/26-1/01/41(c)(d)	305,902	321,990,967
6.00%, 5/01/33-1/01/41(c)	137,853	150,255,780
5.50%, 3/01/35-1/01/41(c)(d)	292,463	313,328,630
2.84%, 11/01/35(a)	14,117	14,744,315
3.32%, 12/01/40(a)	2,530	2,566,566
3.50%, 1/01/41(c)	20,100	19,189,219
6.50%, 1/01/41(c)	23,500	26,121,719
Freddie Mac Mortgage-Backed Securities:
13.00%, 4/01/14(e)	–	179
4.50%, 12/01/40-1/01/41(c)	39,700	40,707,837
Ginnie Mae Mortgage-Backed Securities:
7.00%, 6/15/23-3/15/24	1	584

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
3.00%, 9/15/35(c)	$98	$102,915
4.50%, 1/01/41(c)	28,200	29,266,313
5.00%, 1/01/41(c)	27,300	29,014,781
5.50%, 1/01/41(c)	16,900	18,273,125
6.00%, 1/01/41(c)	16,000	17,595,000

		1,881,900,380

Total U.S. Government Sponsored Agency Securities – 204.2%		2,001,556,464

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22(d)(f)	4,335	5,860,378
3.88%, 8/15/40(d)	31,460	28,977,617
4.25%, 11/15/40(d)	4,835	4,756,431
U.S. Treasury Notes:
0.38%, 8/31/12-10/31/12(g)	156,695	156,356,544
0.50%, 11/30/12(g)	10,900	10,885,950
0.75%, 9/15/13	87,850	87,568,617
1.25%, 9/30/15-10/31/15	71,639	69,489,603
1.88%, 9/30/17	64,200	61,135,477
2.25%, 11/30/17	7,445	7,239,682
2.63%, 8/15/20-11/15/20(d)	50,143	47,521,740

Total U.S. Treasury Obligations – 48.9%		479,792,039

Total Long-Term Investments (Cost – $2,533,239,228) – 257.1%		2,520,522,699

	Shares
Short-Term Securities
BlackRock Liquidity Funds, Temp Fund, Institutional Class,
0.17% (h)(i)	2,717,390	2,717,390

Total Short-Term Securities (Cost – $2,717,390) – 0.3%		2,717,390

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
U.S. Treasury Notes (10 Year), Strike Price USD 118, Expires 1/21/11	152	92,625

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, Royal Bank of Scotland Plc	$15,000	18,335
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG	14,000	129,409
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG	8,200	106,102
Receive a fixed rate of 3.540% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, UBS AG	18,000	463,326
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG	8,700	253,568
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	26,100	755,798
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker, Deutsche Bank AG	47,500	1,631,582
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.	4,100	135,165
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Morgan Stanley Capital Services, Inc.	13,400	491,633
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG	4,000	140,055
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA	11,900	451,566
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA	17,000	670,875
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	17,500	873,001
Receive a fixed rate of 4.035% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Royal Bank of Scotland Plc	67,200	3,484,731
Receive a fixed rate of 4.040% and pay a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	10,000	521,853
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	6,700	418,176
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG	6,000	349,820
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	26,900	2,123,938
Receive a fixed rate of 5.225% and pay a floating rate based on 3-month LIBOR, Expires 4/27/15, Broker, Deutsche Bank AG	5,300	424,242

		13,443,175

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.250% and receive a floating rate based on 3-month LIBOR, Expires 4/06/11, Broker, Credit Suisse International	96,300	185,895
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG	14,000	989,443
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG	8,200	586,435
Pay a fixed rate of 3.540% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, UBS AG	18,000	920,312

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG	$8,700	$408,993
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker, Deutsche Bank AG	47,500	2,892,408
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.	4,100	378,269
Pay a fixed rate of 3.850% and receive a floating rate based on 3-month LIBOR, Expires 3/01/11, Broker, Credit Suisse International	16,300	100,354
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Morgan Stanley Capital Services, Inc.	13,400	785,984
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG	4,000	362,868
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA	11,900	681,077
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA	17,000	954,201
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	17,500	214,478
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	26,100	283,595
Pay a fixed rate of 4.035% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Royal Bank of Scotland Plc	67,200	710,174
Pay a fixed rate of 4.040% and receive a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	10,000	105,654
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG	55,200	506,146
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	6,700	225,968
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG	6,000	404,609
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	26,900	1,569,889
Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR, Expires 4/27/15, Broker, Deutsche Bank AG	5,300	305,313

		13,572,065

Total Options Purchased (Cost – $30,754,078) – 2.8%		27,107,865

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,566,710,696*) – 260.2%		$2,550,347,954

	Par (000)
TBA Sale Commitments(c)
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26-1/01/41	$302,800	(301,135,937)
4.50%, 1/01/26-1/01/41	416,300	(427,026,517)
5.00%, 1/01/26-1/01/41	211,300	(222,046,500)
3.50%, 1/01/41	20,100	(19,189,219)
5.50%, 1/01/41	236,600	(253,044,250)
6.00%, 1/01/41	106,800	(115,961,571)
6.50%, 1/01/41	2,700	(3,001,219)
Freddie Mac Mortgage-Backed Securities,
4.50%, 1/01/41	39,700	(40,602,045)

Total TBA Sale Commitments
(Proceeds – $1,380,312,508) – (141.0)%		(1,382,007,258)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11	130	(36,563)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11	32	(7,500)

		(44,063)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11	130	(499,688)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11	32	(64,500)

		(564,188)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.100% and receive a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker, Citibank, N.A.	$12,300	(1)
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	16,400	(8,734)
Pay a fixed rate of 3.140% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker, UBS AG	16,000	(202,874)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG	9,900	(172,521)
Pay a fixed rate of 3.760% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker, JPMorgan Chase Bank, N.A.	12,500	(414,774)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR,
Expires 11/23/12, Broker, UBS AG	9,100	(299,619)

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	$6,500	$ (243,063)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.	7,000	(249,822)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG	10,400	(402,162)
Pay a fixed rate of 3.940% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG	8,700	(372,074)
Pay a fixed rate of 3.970% and receive a floating rate based on 3-month LIBOR, Expires 8/11/15, Broker, Bank of America, N.A.	8,000	(195,501)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.	4,300	(192,268)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, JPMorgan Chase Bank, N.A.	67,200	(3,439,977)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG	5,400	(226,758)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	10,100	(454,936)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	10,300	(549,878)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	19,700	(1,055,161)
Pay a fixed rate of 4.065% and receive a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	16,800	(906,184)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.	4,200	(193,692)
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	13,400	(663,196)
Pay a fixed rate of 4.310% and receive a floating rate based on 3-month LIBOR, Expires 2/14/11, Broker, JPMorgan Chase Bank, N.A.	20,000	(1,519,152)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	6,100	(312,902)
Pay a fixed rate of 4.325% and receive a floating rate based on 3-month LIBOR, Expires 4/15/11, Broker, Deutsche Bank AG	30,000	(2,201,811)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	13,100	(969,361)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	5,000	(296,133)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	9,600	(646,839)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	14,800	(1,181,262)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	17,700	(1,485,016)
Pay a fixed rate of 5.010% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker, Deutsche Bank AG	16,600	(1,459,578)

		(20,315,249)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc	38,800	(1,005,886)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG	10,300	(210,617)
Receive a fixed rate of 2.215% and pay a floating rate based on 3-month LIBOR, Expires 10/11/11, Broker, UBS AG	16,800	(596,088)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.	100,000	(10)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	16,400	(924,628)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker, Citibank, N.A.	12,300	(318,168)
Receive a fixed rate of 3.140% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker, UBS AG	16,000	(1,008,822)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG	9,900	(957,810)
Receive a fixed rate of 3.760% and pay a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker, JPMorgan Chase Bank, N.A.	12,500	(801,338)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	9,100	(673,262)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	6,500	(257,966)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.	7,000	(430,615)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG	10,400	(401,428)
Receive a fixed rate of 3.940% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG	8,700	(308,558)
Receive a fixed rate of 3.970% and pay a floating rate based on 3-month LIBOR, Expires 8/11/15, Broker, Bank of America, N.A.	8,000	(455,958)

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.	$4,300	$(146,849)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.	22,800	(1,262,600)
Receive a fixed rate of 4.025% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, JPMorgan Chase Bank, N.A.	67,200	(723,454)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG	5,400	(341,898)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	10,100	(491,170)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	10,300	(112,170)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	19,700	(211,765)
Receive a fixed rate of 4.065% and pay a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	16,800	(176,848)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.	4,200	(247,790)
Receive a fixed rate of 4.150% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	13,400	(601,841)
Receive a fixed rate of 4.310% and pay a floating rate based on 3-month LIBOR, Expires 2/14/11, Broker, JPMorgan Chase Bank, N.A.	20,000	(11,971)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	6,100	(385,809)
Receive a fixed rate of 4.325% and pay a floating rate based on 3-month LIBOR, Expires 4/15/11, Broker, Deutsche Bank AG	30,000	(136,247)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.	22,200	(1,020,514)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	13,100	(253,192)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	5,000	(396,007)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	9,600	(622,238)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	14,800	(573,764)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	17,700	(682,386)
Receive a fixed rate of 5.010% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker, Deutsche Bank AG	16,600	(540,664)

		(17,290,331)

Total Options Written (Premiums Received – $37,995,310) – (3.9)%		(38,213,831)

Total Investments Net of TBA Sale Commitments and Options Written – 115.3%		1,130,126,865
Liabilities in Excess of Other Assets – (15.3)%		(149,998,408)

Net Assets – 100.0%		$980,128,457

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,569,698,569

Gross unrealized appreciation	$14,861,716
Gross unrealized depreciation	(34,212,331)

Net unrealized depreciation	$(19,350,615)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$17,699,875	$120,496
Barclays Bank Plc	$(6,065,688)	$(181,750)
BNP Paribas	$101,843,563	$(321,320)
Citibank, N.A.	$176,704,240	$1,597,146
Credit Suisse International	$(66,937,562)	$(800,062)
Deutsche Bank AG	$17,543,143	$(972,755)
Goldman Sachs Bank USA	$(9,535,909)	$(174,897)
JPMorgan Chase Bank, N.A.	$17,097,656	$172,992
Morgan Stanley Capital Services, Inc.	$(189,194,704)	$(1,934,157)
Nomura Securities International, Inc.	$16,394,625	$95,063
RBC Capital Markets Corp.	$5,671,000	$28,984
Royal Bank of Scotland Plc	$32,343,937	$169,238
Weeden & Co., Inc.	$15,422,472	$(472,083)
Wells Fargo & Co.	$(35,783,563)	$226,187

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Par is less than $500.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Government Income Portfolio

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	2,717,390	2,717,390	$215	$13,613

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.21%	11/16/10	Open	$13,969,073	$13,965,000
Deutsche Bank AG	0.25%	12/30/10	1/03/11	$10,958,978	10,958,750
Deutsche Bank AG	0.02%	12/31/10	1/03/11	$10,886,393	10,886,375

Total					$35,810,125

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
545	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$119,303,906	$156,459
396	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$46,616,625	46,854
122	Ultra Treasury Bonds	Chicago Board Options	March 2011	$15,505,437	96,673
37	Euro Dollar Futures	Chicago Mercantile	June 2012	$9,137,150	22,642
43	Euro Dollar Futures	Chicago Mercantile	September 2012	$10,589,288	24,495
135	Euro Dollar Futures	Chicago Mercantile	December 2012	$33,147,563	(45,946)
15	Euro Dollar Futures	Chicago Mercantile	March 2013	$3,672,563	8,475
57	Euro Dollar Futures	Chicago Mercantile	June 2013	$13,915,125	(5,896)
64	Euro Dollar Futures	Chicago Mercantile	September 2013	$15,580,800	(5,150)
41	Euro Dollar Futures	Chicago Mercantile	December 2013	$9,954,287	25,452

Total					$324,058

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
176	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$21,197,000	$(69,323)
466	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$56,910,250	160,265
152	Euro Dollar Futures	Chicago Mercantile	March 2011	$37,861,300	(45,334)
124	Euro Dollar Futures	Chicago Mercantile	June 2011	$30,863,600	(44,866)
146	Euro Dollar Futures	Chicago Mercantile	September 2011	$36,297,425	(70,949)
125	Euro Dollar Futures	Chicago Mercantile	December 2011	$31,021,875	(85,696)
5	Euro Dollar Futures	Chicago Mercantile	March 2012	$ 1,238,125	(557)

Total					$(156,460)

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	5/28/12	USD	5,200	$57,173
1.00%(a)	3-month LIBOR	Deutsche Bank AG	7/06/12	USD	20,900	218,217
0.63%(b)	3-month LIBOR	Credit Suisse International	11/26/12	USD	64,500	119,264
0.62%(b)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	44,000	84,956
1.26%(b)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	30,000	(8,855)
1.50%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/22/14	USD	3,700	(36,183)
1.40%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/24/14	USD	7,400	(96,388)
1.96%(a)	3-month LIBOR	Royal Bank of Scotland Plc	7/20/15	USD	20,500	149,248
1.71%(b)	3-month LIBOR	UBS AG	8/05/15	USD	40,000	262,863
1.70%(b)	3-month LIBOR	Goldman Sachs Bank USA	9/15/15	USD	19,500	208,490
1.44%(b)	3-month LIBOR	Goldman Sachs Bank USA	10/08/15	USD	2,700	72,186

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.32%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/22/15	USD	5,900	$(198,781)
1.33%(a)	3-month LIBOR	Royal Bank of Scotland Plc	10/22/15	USD	7,900	(262,349)
1.35%(a)	3-month LIBOR	Credit Suisse International	10/25/15	USD	4,600	(149,475)
1.36%(b)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	1,800	60,390
1.74%(b)	3-month LIBOR	Credit Suisse International	12/02/15	USD	7,265	128,251
1.94%(b)	3-month LIBOR	Credit Suisse International	12/06/15	USD	345	2,880
2.15%(b)	3-month LIBOR	Goldman Sachs Bank USA	12/14/15	USD	26,700	(18,977)
2.01%(a)	3-month LIBOR	Bank of America, N.A.	12/17/15	USD	15,200	(11,179)
2.22%(b)	3-month LIBOR	Deutsche Bank AG	12/17/15	USD	14,200	(56,929)
2.36%(a)	3-month LIBOR	Deutsche Bank AG	12/17/15	USD	7,800	83,361
2.09%(b)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	15,500	41,677
2.24%(b)	3-month LIBOR	Deutsche Bank AG	12/30/15	USD	12,000	(45,228)
2.79%(b)	3-month LIBOR	Deutsche Bank AG	6/24/17	USD	1,200	(24,595)
2.13%(b)	3-month LIBOR	Barclays Bank Plc	8/18/17	USD	5,900	171,890
2.38%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	11,800	277,334
2.48%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/08/17	USD	29,300	561,148
2.61%(a)	3-month LIBOR	Barclays Bank Plc	8/20/20	USD	15,200	(787,650)
2.61%(a)	3-month LIBOR	Royal Bank of Scotland Plc	8/23/20	USD	15,000	(787,210)
2.57%(a)	3-month LIBOR	Royal Bank of Scotland Plc	9/01/20	USD	5,600	(316,442)
2.56%(a)	3-month LIBOR	Deutsche Bank AG	10/07/20	USD	13,000	(806,821)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	10/14/20	USD	13,100	(937,549)
2.52%(a)	3-month LIBOR	Citibank, N.A.	10/18/20	USD	7,500	(504,762)
2.59%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/25/20	USD	6,900	424,129
2.61%(b)	3-month LIBOR	Royal Bank of Scotland Plc	10/26/20	USD	7,700	458,520
2.78%(b)	3-month LIBOR	Goldman Sachs Bank USA	11/12/20	USD	10,000	468,625
3.03%(b)	3-month LIBOR	Deutsche Bank AG	11/17/20	USD	3,000	77,336
3.03%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/20	USD	3,000	76,018
2.99%(a)	3-month LIBOR	Goldman Sachs Bank USA	11/19/20	USD	3,800	(110,116)
2.92%(b)	3-month LIBOR	Credit Suisse International	12/02/20	USD	16,300	600,749
3.17%(b)	3-month LIBOR	Credit Suisse International	12/06/20	USD	1,125	16,979
3.21%(b)	3-month LIBOR	Citibank, N.A.	12/07/20	USD	2,800	34,220
3.20%(b)	3-month LIBOR	Deutsche Bank AG	12/07/20	USD	5,000	62,906
3.18%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/07/20	USD	6,700	100,457
3.18%(b)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	4,100	61,041
3.16%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/09/20	USD	33,300	550,677
3.42%(b)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	4,100	(23,288)
3.46%(b)	3-month LIBOR	Royal Bank of Scotland Plc	12/15/20	USD	2,500	(23,505)
3.56%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/16/20	USD	16,700	295,836
3.66%(a)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	16,800	442,860
3.57%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	6,300	(117,762)
3.60%(a)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	1,400	29,544
3.59%(b)	3-month LIBOR	Credit Suisse International	12/17/20	USD	5,500	(108,834)
5.30%(a)	3-month LIBOR	Bank of America, N.A.	12/20/20	USD	8,900	158,911
3.66%(b)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	14,200	(368,817)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.43%(a)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	3,400	$18,749
3.38%(a)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	600	876
3.43%(a)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	5,000	27,001
3.43%(b)	3-month LIBOR	Credit Suisse International	12/22/20	USD	4,200	(24,190)
3.43%(a)	3-month LIBOR	Deutsche Bank AG	12/22/20	USD	1,500	7,904
3.44%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	4,200	25,686
3.39%(a)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	10,000	21,020
3.46%(b)	3-month LIBOR	Credit Suisse International	12/29/20	USD	17,000	(121,709)
3.41%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/29/20	USD	20,000	581,596
3.55%(b)	3-month LIBOR	Citibank, N.A.	12/31/20	USD	3,900	(61,055)
3.16%(a)	3-month LIBOR	Deutsche Bank AG	12/31/20	USD	17,300	(252,387)
3.77%(a)	3-month LIBOR	Royal Bank of Scotland Plc	10/01/24	USD	6,800	(533,264)
4.52%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	2/16/40	USD	4,900	425,437
4.10%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/13/40	USD	5,100	7,869

Total						$679,974

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	6,724	$(101,102)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	17,847	(262,773)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	9,907	106,166 [1]
6.50%	Royal Bank of Scotland Plc	1/12/38	USD	13,698	132,447 [1]
5.50%	Barclays Bank Plc	1/12/39	USD	6,819	(16,371)[2]
5.50%	Credit Suisse International	1/12/39	USD	13,992	(27,244)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	13,891	(65,579)[2]
5.50%	Morgan Stanley Capital Services, Inc.	1/12/39	USD	6,920	(58,763)[2]
4.50%	Barclays Bank Plc	1/12/40	USD	7,153	129,732 [3]
5.00%	Barclays Bank Plc	1/12/40	USD	1,014	(17,822)[4]
5.00%	Barclays Bank Plc	1/12/40	USD	4,697	(108,974)[4]
4.50%	Citibank, N.A.	1/12/40	USD	1,896	(44,684)[3]
5.00%	Citibank, N.A.	1/12/40	USD	4,835	(143,060)[4]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	2,434	(58,320)[4]
4.50%	Goldman Sachs Bank USA	1/12/40	USD	11,721	(338,869)[3]
4.50%	JPMorgan Chase Bank, N.A.	1/12/40	USD	2,241	81,714 [3]
5.00%	Morgan Stanley Capital Services, Inc.	1/12/40	USD	12,980	226,806 [4]
4.50%	Morgan Stanley Capital Services, Inc.	1/12/40	USD	19,219	689,559 [3]

Total					$122,863

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[4]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$781,437	–	$781,437
Non-Agency Mortgage-Backed Securities	–	38,392,256	–	38,392,256
Project Loans	–	–	$503	503
U.S. Government Sponsored Agency Securities	–	2,001,556,464	–	2,001,556,464
U.S. Treasury Obligations	–	479,792,039	–	479,792,039
Short-Term Securities	$2,717,390	–	–	2,717,390
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,382,007,258)	–	(1,382,007,258)

Total	$2,717,390	$1,138,514,938	$503	$1,141,232,831

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$633,940	$34,489,514	$1,366,424	$36,489,878
Liabilities:
Interest rate contracts	(981,968)	(44,500,982)	(1,142,459)	(46,625,409)

Total	$(348,028)	$(10,011,468)	$223,965	$(10,135,531)

[1]

Derivative financial instruments are options purchased, options written, financial futures contracts and swaps. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$419	$506	$925
Accrued discounts/premiums	1	(1)	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/ depreciation[2]		–	–
Purchases	–	–	–
Sales	(420)	(2)	(422)
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	–	$503	$503

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was zero.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Assets/Liabilities:
Balance, as of September 30, 2010	$(83,960)
Accrued discounts/premiums	–
Net realized gain (loss)	(329,288)
Net change in unrealized appreciation/depreciation[4]	738,315
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	(101,102)

Balance, as of December 31, 2010	$223,965

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $67,888.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Airlines – 0.1%
Air Lease Corp.(a)(b)		118,000	$2,419,000
Delta Air Lines, Inc.(a)		10,479	132,035

			2,551,035

Auto Components – 2.1%
Delphi Corp. – Class B(a)		3,574	68,848,028

Automobiles – 0.1%
General Motors Co.(a)		115,850	4,270,231

Building Products – 0.1%
Masonite Worldwide Holdings(a)		54,226	1,762,345
Nortek, Inc.(a)		7,104	255,744

			2,018,089

Capital Markets – 0.1%
E*TRADE Financial Corp.(a)		276,100	4,417,600
Freedom Pay, Inc.(a)		314,534	3,145

			4,420,745

Chemicals – 0.0%
LyondellBasell Industries NV-Class A(a)		29,297	1,007,817
Wellman Holdings, Inc.(a)		4,035	202

			1,008,019

Commercial Banks – 0.1%
CIT Group, Inc.(a)		77,298	3,640,736

Communications Equipment – 0.2%
Loral Space & Communications, Inc.(a)		71,419	5,463,554

Diversified Financial Services – 0.3%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	22,176
Adelphia Recovery Trust, Series ACC-4 INT(a)		2,414,212	4,828
Adelphia Recovery Trust, Series Arahova INT		242,876	32,788
Adelphia Recovery Trust, Series Frontiervision INT		131,748	4,475
Bank of America Corp.		602,000	8,030,680
Bankruptcy Management Solutions, Inc.		2,928	10,248

			8,105,195

Electrical Equipment – 0.0%
SunPower Corp. – Class B(a)		1,524	18,913

Food Products – 0.1%
Zhongpin, Inc.(a)		125,331	2,556,752

Health Care Equipment & Supplies – 0.1%
Zimmer Holdings, Inc.(a)		52,849	2,836,934

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc.(a)		3,785	8,706

Household Durables – 0.2%
Beazer Homes USA, Inc.(a)		598,977	3,228,486
Pulte Group, Inc.(a)		489,840	3,683,597

			6,912,083

Insurance – 0.0%
Assured Guaranty Ltd.		15,000	265,500

Machinery – 0.1%
Navistar International Corp.(a)		61,382	3,554,632
Reunion Industries, Inc.(a)		8,341	1,251

			3,555,883
Media – 0.3%
Charter Communications, Inc. – Class A(a)		148,343	5,776,476
Clear Channel Outdoor Holdings, Inc. – Class A(a)		48,448	680,210
HMH Holdings		541,811	2,709,055

			9,165,741

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd.(a)(b)		321,575	970,255
Ainsworth Lumber Co. Ltd.(a)		283,443	855,204
Western Forest Products, Inc.		83,810	67,432
Western Forest Products, Inc.(a)		301,922	242,922

			2,135,813

Pharmaceuticals – 0.0%
Curative Health Services, Inc., Escrow Stock(a)(c)		570,169	57,359

Software – 0.3%
Spansion Inc. – Class A(a)		444,307	9,197,155
TiVo, Inc.(a)		207,375	1,789,646

			10,986,801

Specialty Retail – 0.2%
Dollar Thrifty Automotive Group, Inc.(a)		109,100	5,156,066

Wireless Telecommunication Services – 0.1%
FiberTower Corp.(a)		993,774	4,432,232

Total Common Stocks – 4.6%			148,414,415

	Par (000)
Corporate Bonds
Advertising – 0.4%
Affinion Group, Inc., 7.88%, 12/15/18(b)	USD	4,270	4,163,250
Catalina Marketing Corp.,
10.50%,10/01/15(b)(d)		4,548	4,866,360
Checkout Holdings Corp.,
9.93%,11/15/15(b)(e)		8,110	5,058,613

			14,088,223

Aerospace & Defense – 1.3%
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		4,960	5,493,200
Sequa Corp.:
11.75%, 12/01/15(b)		8,990	9,619,300
13.50%, 12/01/15(b)(f)		25,625	27,418,286

			42,530,786

Airlines – 1.6%
Air Canada, 9.25%, 8/01/15(b)		8,000	8,400,000
Continental Airlines, Inc., Series 1999-1B, 6.80%, 8/02/18		1,002	994,241
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		5,050	5,529,804
Delta Air Lines, Inc., Escrow Bonds,
0.00%,12/31/49(a)(c)(g)		4,300	96,750
National Air Cargo Group, Inc.:
12.38%, 8/16/15		7,231	7,230,537
12.38%, 8/16/15		7,299	7,298,692
Sealed Air Corp., 7.88%, 6/15/17(b)		6,445	7,087,554
United Air Lines, Inc., 12.75%, 7/15/12		12,430	13,890,630

			50,528,208

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Auto Components – 0.4%
Allison Transmission, Inc.:
11.00%, 11/01/15(b)	USD	3,366	$3,668,940
11.25%, 11/01/15(b)(f)		1,794	1,941,464
Delphi Corp., 12.00%, 10/06/14		667	700,418
Lear Corp., Escrow Bonds:
0.00%, 12/01/13(a)(c)(g)		5,255	170,787
0.00%, 8/01/14(a)(c)(g)		5,495	178,587
Stanadyne Corp.:
10.00%, 8/15/14		1,955	1,979,437
12.00%, 2/15/15(h)		4,595	4,342,275

			12,981,908

Beverages – 0.1%
Cott Beverages, Inc.,
8.13%, 9/01/18		2,443	2,632,333

Biotechnology – 0.1%
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14		3,615	3,136,013

Building Products – 1.8%
Associated Materials LLC,
9.13%, 11/01/17(b)		4,990	5,214,550
Building Materials Corp. of America:
6.88%, 8/15/18(b)		3,645	3,608,550
7.00%, 2/15/20(b)		3,490	3,585,975
Interline Brands, Inc.,
7.00%, 11/15/18(b)		2,640	2,679,600
Nortek, Inc.:
11.00%, 12/01/13		9,016	9,601,586
10.00%, 12/01/18(b)		11,960	12,348,700
Ply Gem Industries, Inc.,
11.75%, 6/15/13		11,678	12,495,460
Ryland Group, Inc.,
6.63%, 5/01/20		7,540	7,426,900

			56,961,321

Capital Markets – 0.3%
American Capital Ltd.,
8.96%, 12/31/13		4,980	5,144,489
E*TRADE Financial Corp.:
0.00%, 8/31/19(b)(d)		589	911,477
Series A, 0.00%, 8/31/19(d)		48	74,280
Lehman Brothers Holdings, Inc.:
0.00%, 9/26/10(a)(d)(g)		5,500	1,258,125
0.00%, 8/01/15(a)(d)(g)		5,675	1,312,344

			8,700,715

Chemicals – 3.3%
American Pacific Corp., 9.00%, 2/01/15		3,250	3,201,250
Celanese US Holdings LLC,
6.63%, 10/15/18(b)		5,935	6,127,887
CF Industries, Inc.:
6.88%, 5/01/18		5,410	5,788,700
7.13%, 5/01/20		4,470	4,894,650
Chemtura Corp.,
7.88%, 9/01/18(b)		4,575	4,860,937
CPG International I, Inc.,
10.50%, 7/01/13		2,450	2,499,000
Georgia Gulf Corp.,
9.00%, 1/15/17(b)		1,495	1,622,075
Huntsman International LLC:
6.88%, 11/15/13(b)	EUR	2,690	3,666,564
8.63%, 3/15/21(b)	USD	5,090	5,497,200
Ineos Finance Plc,
9.00%, 5/15/15(b)		3,960	4,212,450
MacDermid, Inc.,
9.50%, 4/15/17(b)		3,975	4,193,625
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		1,910	2,072,350
9.00%, 1/15/21(b)		15,175	16,009,625
Nalco Co.:
8.25%, 5/15/17		3,760	4,074,900
6.63%, 1/15/19(b)		3,745	3,829,263
NOVA Chemicals Corp.,
8.63%, 11/01/19		5,390	5,888,575
Omnova Solutions, Inc.,
7.88%, 11/01/18(b)		4,835	4,871,263
OXEA Finance/Cy SCA,
9.50%, 7/15/17(b)		5,760	6,242,400
PolyOne Corp.,
7.38%, 9/15/20		2,020	2,093,225
Rhodia SA,
6.88%, 9/15/20(b)		3,775	3,826,906
Solutia, Inc.,
8.75%, 11/01/17		3,630	3,974,850
TPC Group LLC,
8.25%, 10/01/17(b)		3,405	3,566,737
Wellman Holdings, Inc.,
12.00%, 2/15/19(b)		2,690	2,340,300

			105,354,732

Commercial Banks – 2.9%
CIT Group, Inc.:
7.00%, 5/01/13		4	4,063
7.00%, 5/01/14		6,140	6,201,400
7.00%, 5/01/16		32,871	32,994,343
7.00%, 5/01/17 (i)		45,694	45,807,741
Glitnir Banki HF:
3.00%, 6/30/10(a)(d)(g)	EUR	3,745	1,501,343
0.00%, 7/27/10(a)(d)(g)		3,600	1,443,214
4.38%, 8/05/10(a)(d)(g)		510	204,455
0.00%, 4/20/11(a)(b)(d)(g)	USD	1,091	324,573
6.38%, 9/25/12(a)(b)(d)(g)		6,590	1,960,525
HSH Nordbank AG:
1.20%, 2/14/17(d)	EUR	500	315,468
4.38%, 2/14/17(d)		3,250	2,197,673

			92,954,798

Commercial Services & Supplies – 1.4%
Aleris International, Inc.:
9.00%, 12/15/14(a)(d)(g)	USD	2,450	11,025
10.00%, 12/15/16(a)(d)(g)		5,755	14,445
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(b)		4,735	4,794,187
Darling International, Inc.,
8.50%, 12/15/18(b)		2,640	2,752,200
DynCorp International, Inc.,
10.38%, 7/01/17(b)		2,380	2,439,500
Harland Clarke Holdings Corp.:
6.00%, 5/15/15(d)		1,120	931,000
9.50%, 5/15/15		1,360	1,292,000
Interactive Data Corp.,
10.25%, 8/01/18(b)		9,225	10,101,375
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20(b)		352	290,400
Mobile Mini, Inc.,
7.88%, 12/01/20(b)		2,490	2,577,150
Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC,
8.88%, 3/15/18(b)		14,590	15,611,300
Reddy Ice Corp.,
11.25%, 3/15/15		4,080	4,171,800

			44,986,382

Computers & Peripherals – 0.3%
CDW LLC/CDW Finance Corp.,
8.00%,12/15/18(b)		6,460	6,589,200
SanDisk Corp.,
1.50%, 8/15/17		4,105	4,633,519

			11,222,719

Consumer Finance – 0.3%
Credit Acceptance Corp.,
9.13%, 2/01/17(b)		8,015	8,415,750

Containers & Packaging – 2.2%
Ardagh Packaging Finance Plc,
7.38%,10/15/17(b)	EUR	4,065	5,472,836
Ball Corp.:
7.38%, 9/01/19	USD	1,235	1,327,625
6.75%, 9/15/20		2,435	2,556,750
5.75%, 5/15/21		3,261	3,155,017
Berry Plastics Corp.:
8.25%, 11/15/15		3,585	3,800,100
9.75%, 1/15/21(b)		7,670	7,593,300

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Corporate Bonds
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17	USD	4,450		$4,783,750
Crown European Holdings SA,
7.13%,8/15/18(b)	EUR		3,145	4,381,306
Graham Packaging Co. LP/GPC Capital Corp. I,
8.25%, 10/01/18	USD	2,435		2,556,750
Graphic Packaging International, Inc.:
9.50%, 6/15/17		8,050		8,784,563
7.88%, 10/01/18		3,850		4,032,875
Greif, Inc.,
7.75%, 8/01/19		2,410		2,638,950
Impress Holdings BV,
3.41%, 9/15/13(b)(d)		4,565		4,542,175
OI European Group BV,
6.88%, 3/31/17	EUR	1,595		2,216,669
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	USD	4,725		5,020,313
Pregis Corp.,
12.38%, 10/15/13		7,295		7,149,100
Rock-Tenn Co.,
9.25%, 3/15/16		1,810		1,972,900

				71,984,979

Diversified Financial Services – 8.4%
AES Ironwood LLC,
8.86%, 11/30/25		3,235		3,218,849
AES Red Oak LLC:
Series A, 8.54%, 11/30/19		2,207		2,196,413
Series B, 9.20%, 11/30/29		2,085		2,038,087
Ally Financial, Inc.:
5.38%, 6/06/11	EUR	2,397		3,203,132
7.50%, 12/31/13	USD	200		214,500
2.50%, 12/01/14(d)		8,615		8,015,749
8.30%, 2/12/15		9,670		10,637,000
6.25%, 12/01/17(b)		7,590		7,590,000
8.00%, 3/15/20		12,462		13,614,735
7.50%, 9/15/20(b)		17,130		17,965,087
8.00%, 11/01/31		3,220		3,444,447
American General Finance Corp.,
6.90%, 12/15/17		8,500		6,863,750
CIT Group Funding Co. of Delaware LLC,
10.25%, 5/01/17(j)		–		1
Duloxetine Royalty,
13.00%, 10/15/13		150		147,000
Eagle-Picher, Inc., Escrow Bonds,
0.00%,9/01/13(a)(c)(g)(k)		3,285		–
FCE Bank Plc:
7.13%, 1/15/13	EUR	950		1,326,621
9.38%, 1/17/14		1,350		2,006,969
Ford Motor Credit Co. LLC:
8.00%, 12/15/16	USD	1,950		2,179,045
6.63%, 8/15/17		9,400		9,879,315
GMAC, Inc.,
8.00%, 11/01/31		18,390		19,815,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.88%, 2/01/18		5,740		6,134,625
9.00%, 11/15/20(b)		5,000		5,287,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8.00%, 1/15/18		33,930		33,930,000
iPayment Investors LP,
11.63%, 7/15/14(b)(f)		5,393		4,651,625
KKR Group Finance Co.,
6.38%, 9/29/20(b)		6,545		6,517,033
Leucadia National Corp.:
8.13%, 9/15/15		7,575		8,256,750
7.13%, 3/15/17		2,430		2,502,900
QHP Royalty Sub LLC,
10.25%, 3/15/15(b)		4,508		4,545,652
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16(b)		8,180		8,650,350
7.75%, 10/15/16(b)	EUR	3,550		4,957,372
7.75%, 10/15/16		2,140		2,988,387
8.00%, 12/15/16		6,072		8,114,067
7.13%, 4/15/19(b)	USD	5,980		6,084,650
9.00%, 4/15/19(b)		16,680		17,284,650
Smurfit Kappa Acquisitions:
7.25%, 11/15/17(b)	EUR	2,892		4,019,189
7.75%, 11/15/19(b)		3,979		5,583,032
Southern Star Central Corp.,
6.75%, 3/01/16(b)	USD	2,925		2,954,250
UPCB Finance Ltd.,
7.63%, 1/15/20	EUR	2,680		3,760,373
Ziggo Bonds Co. BV:
8.00%, 5/15/18(b)		3,771		5,202,995
8.00%, 5/15/18		600		827,843
Ziggo Finance BV,
6.13%, 11/15/17(b)		9,560		12,679,299

				269,288,467

Diversified Telecommunication Services – 4.8%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	USD	7,135		6,974,463
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/01/15(b)		6,630		7,143,825
12.00%, 12/01/17(b)		13,620		14,096,700
Digicel Group Ltd.:
8.88%, 1/15/15(b)		10,605		10,711,050
9.13%, 1/15/15(b)(f)		5,321		5,387,513
10.50%, 4/15/18(b)		4,600		5,060,000
Digicel Ltd.,
8.25%, 9/01/17(b)		10,790		11,059,750
Frontier Communications Corp.:
8.25%, 4/15/17		1,927		2,114,883
8.50%, 4/15/20		2,775		3,031,687
GeoEye, Inc.,
9.63%, 10/01/15		1,510		1,706,300
Intelsat Corp.,
9.25%, 6/15/16		3,245		3,504,600
Intelsat Jackson Holdings SA,
7.25%, 10/15/20(b)		3,835		3,873,350
Intelsat Subsidiary Holding Co. SA,
8.88%, 1/15/15(b)		2,260		2,310,850
ITC Deltacom, Inc.,
10.50%, 4/01/16		4,140		4,502,250
Level 3 Communications, Inc.,
6.50%, 10/01/16		1,450		1,564,187
Level 3 Financing, Inc.,
9.25%, 11/01/14		1,480		1,468,900
ProtoStar I Ltd.,
18.00%, 10/15/12(a)(b)(g)		10,499		104,985
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,296		3,337,200
Series B, 7.50%, 2/15/14		6,461		6,541,763
8.00%, 10/01/15		5,380		5,783,500
Qwest Corp.,
7.50%, 6/15/23		709		703,683
Sprint Capital Corp.,
6.88%, 11/15/28		23,750		20,781,250
Sunrise Communications Holdings SA,
8.50%, 12/31/18(b)	EUR	2,027		2,837,361
Sunrise Communications International SA,
7.00%, 12/31/17(b)		1,395		1,948,038
TW Telecom Holdings, Inc.,
8.00%, 3/01/18	USD	3,920		4,165,000
West Corp.:
8.63%, 10/01/18(b)		10,105		10,711,300
7.88%, 1/15/19(b)		4,245		4,319,287
Windstream Corp.,
7.88%, 11/01/17		8,235		8,657,044

				154,400,719

Electric Utilities – 2.0%
Calpine Corp.,
7.50%, 2/15/21(b)		4,970		4,895,450
Elwood Energy LLC,
8.16%, 7/05/26		3,790		3,695,608
Energy Future Holdings Corp.,
10.00%, 1/15/20(b)		34,860		35,863,027

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	USD	15,706	$16,197,174
FPL Energy National Wind Portfolio LLC,
6.13%, 3/25/19(b)		373	354,514
Ipalco Enterprises, Inc.,
8.63%, 11/14/11		1,960	2,033,500
Mirant America Corp., Escrow Bonds,
0.00%, 7/15/49(a)(b)(c)(g)(k)		3,270	–
Mirant Americas Generation LLC, Escrow Bonds,
0.00%, 12/31/49(a)(c)(g)		1,215	–
Southern Energy, Inc., Escrow Bonds,
0.00%, 12/31/49(a)(b)(c)(g)		1,880	–

			63,039,273

Energy Equipment & Services – 0.5%
Cie Generale de Geophysique-Veritas:
9.50%, 5/15/16		2,095	2,283,550
7.75%, 5/15/17		4,265	4,371,625
Infinis Plc,
9.13%, 12/15/14(b)	GBP	2,510	4,128,546
Markwest Energy Partners LP/Markwest Energy Finance Corp.,
6.75%, 11/01/20	USD	2,500	2,500,000
Pride International, Inc.,
6.88%, 8/15/20		1,385	1,436,937

			14,720,658

Food Products – 0.1%
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.50%, 4/01/12(b)		625	612,500
B&G Foods, Inc.,
7.63%, 1/15/18		2,370	2,494,425
Smithfield Foods, Inc.,
10.00%, 7/15/14(b)		982	1,131,755

			4,238,680

Health Care Equipment & Supplies – 1.0%
DJO Finance LLC/DJO Finance Corp.,
10.88%, 11/15/14		17,435	19,025,944
Hologic, Inc.,
2.00%, 12/15/37(l)		14,015	13,121,544

			32,147,488

Health Care Providers & Services – 3.2%
DaVita, Inc.,
6.38%, 11/01/18		4,060	4,039,700
Gentiva Health Services, Inc.,
11.50%, 9/01/18		6,480	7,063,200
HCA, Inc.:
8.50%, 4/15/19		13,675	14,974,125
7.88%, 2/15/20		18,335	19,618,450
7.25%, 9/15/20		17,460	18,245,700
Tenet Healthcare Corp.:
9.00%, 5/01/15		13,859	15,383,490
10.00%, 5/01/18		12,724	14,823,460
8.88%, 7/01/19		8,765	9,904,450

			104,052,575

Health Care Technology – 0.6%
IMS Health, Inc.,
12.50%, 3/01/18(b)		17,145	19,888,200

Hotels, Restaurants & Leisure – 2.8%
Boyd Gaming Corp.,
9.13%, 12/01/18(b)		6,795	6,710,063
Buffets Restaurants Holdings, Inc., Escrow Bonds,
0.00%, 12/31/49(a)(c)(g)		1,980	–
Diamond Resorts Corp.,
12.00%, 8/15/18(b)		11,450	11,450,000
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	3,777	5,064,264
Fontainebleau Las Vegas Holdings LLC,
10.25%, 6/15/15(a)(b)(g)	USD	2,115	7,403
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17		1,520	1,710,000
10.00%, 12/15/18		25,930	23,661,125
Marina District Finance Co., Inc.,
9.88%,8/15/18(b)		1,775	1,748,375
MGM Resorts International:
13.00%, 11/15/13		2,410	2,849,825
10.38%, 5/15/14		10,130	11,370,925
NAI Entertainment Holdings LLC,
8.25%,12/15/17(b)		5,320	5,586,000
Regal Entertainment Group,
9.13%, 8/15/18		3,070	3,269,550
Scientific Games International, Inc.:
8.13%, 9/15/18(b)		1,735	1,748,013
9.25%, 6/15/19		185	191,013
Travelport LLC:
9.88%, 9/01/14		3,144	3,061,470
11.88%, 9/01/16		1,000	982,500
Travelport LLC/Travelport, Inc.,
9.00%, 3/01/16		1,240	1,201,250
Virgin River Casino Corp./RBG LLC/B&BB, Inc.,
9.00%, 1/15/12(a)(g)		14,355	6,746,850
Waterford Gaming LLC,
8.63%, 9/15/14(b)		3,414	2,164,476

			89,523,102

Household Durables – 2.5%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		2,910	2,859,075
12.00%, 10/15/17		13,050	15,040,125
9.13%, 6/15/18		16,400	15,908,000
9.13%, 5/15/19(b)		1,165	1,106,750
Jarden Corp.,
7.50%, 5/01/17		5,000	5,268,750
K. Hovnanian Enterprises, Inc.,
10.63%, 10/15/16		10,000	10,250,000
Pulte Group, Inc.,
6.38%, 5/15/33		660	498,300
Standard Pacific Corp.:
10.75%, 9/15/16		8,045	9,271,863
8.38%, 5/15/18		4,615	4,615,000
8.38%, 5/15/18(b)		5,390	5,390,000
8.50%, 1/15/21(b)		9,000	8,730,000

			78,937,863

Household Products – 0.1%
Viking Acquisition, Inc.,
9.25%, 11/01/18(b)		2,705	2,684,713

Independent Power Producers & Energy Traders – 1.1%
Calpine Construction Finance Co. LP/CCFC
Finance Corp.,
8.00%, 6/01/16(b)		12,905	13,711,563
Ipalco Enterprises, Inc.,
7.25%, 4/01/16(b)		2,410	2,572,675
NRG Energy, Inc.:
7.25%, 2/01/14		6,805	6,941,100
7.38%, 2/01/16		3,810	3,905,250
8.50%, 6/15/19		8,400	8,673,000

			35,803,588

Industrial Conglomerates – 0.2%
Icahn Enterprises LP,
4.00%, 8/15/13(b)(d)		2,155	2,039,169
Koppers, Inc.,
7.88%, 12/01/19		3,950	4,236,375

			6,275,544

Insurance – 1.1%
American General Institutional Capital A,
7.57%, 12/01/45(b)		7,325	7,343,313
Americo Life, Inc.,
7.88%, 5/01/13(b)		6,000	6,547,710
CNO Financial Group, Inc.,
9.00%, 1/15/18(b)		2,644	2,749,760
ING Verzekeringen NV,
6.38%, 5/07/27(d)	EUR	4,000	4,810,712
International Lease Finance Corp.,
8.25%, 12/15/20	USD	5,642	5,811,260
Radian Group, Inc.,
3.00%, 11/15/17		5,470	5,353,763
USI Holdings Corp.,
4.25%, 11/15/14(b)(d)		1,760	1,540,000

			34,156,518

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Machinery – 1.4%
Navistar International Corp.:
3.00%, 10/15/14	USD	17,270	$23,055,450
8.25%, 11/01/21		4,870	5,235,250
Oshkosh Corp.,
8.25%, 3/01/17		7,655	8,324,813
Synventive Molding Solutions,
14.00%, 7/14/11		687	13,738
Titan International, Inc.:
5.63%, 1/15/17(b)		2,180	4,578,000
7.88%, 10/01/17(b)		4,715	4,974,325

			46,181,576

Marine – 0.6%
Horizon Lines, Inc.,
4.25%, 8/15/12		19,748	18,192,845

Media – 6.8%
Adelphia Communications Corp., Escrow Bonds:
0.00%, 12/31/49(a)(c)(g)		325	4,875
6.00%, 12/31/49(a)(c)(g)		1,925	–
10.50%, 12/31/49(a)(c)(g)		800	12,000
AMC Entertainment Holdings, Inc.,
9.75%, 12/01/20(b)		3,695	3,842,800
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		7,177	8,558,231
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.88%, 4/30/18		4,370	4,522,950
8.13%, 4/30/20		4,870	5,150,025
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(b)		6,025	6,220,813
Central European Media Enterprises Ltd.,
11.63%, 9/15/16(b)	EUR	3,651	4,952,047
Century Communications, Escrow Bonds,
0.00%, 12/31/49(a)(c)(g)	USD	625	6,250
CET 21 Spol SRO,
9.00%, 11/01/17(b)	EUR	1,719	2,366,028
Citadel Broadcasting Corp.,
7.75%, 12/15/18(b)	USD	3,460	3,581,100
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		12,283	13,357,763
9.25%, 12/15/17		50,036	54,789,420
CMP Susquehanna Radio Holdings Corp.,
3.26%, 5/15/14(d)		320	6,400
DISH DBS Corp.,
7.00%, 10/01/13		1,845	1,969,537
Gannett Co., Inc.,
9.38%, 11/15/17		500	557,500
Gray Television, Inc.,
10.50%, 6/29/15		9,340	9,410,050
Liberty Global, Inc.,
4.50%, 11/15/16		3,760	5,583,600
Liberty Media LLC,
3.13%, 3/30/23		1,400	1,569,750
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(b)		10,530	10,661,625
The McClatchy Co.,
11.50%, 2/15/17		250	280,937
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		600	694,500
10.84%, 8/01/16(m)		620	651,000
7.75%, 10/15/18(b)		25,390	26,278,650
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18(b)		4,830	4,974,900
Rainbow National Services LLC:
8.75%, 9/01/12(b)		2,300	2,305,750
10.38%, 9/01/14(b)		7,843	8,137,113
Sinclair Television Group, Inc.,
9.25%, 11/01/17(b)		3,100	3,355,750
Unitymedia GmbH:
9.63%, 12/01/19		1,475	2,168,161
9.63%, 12/01/19		5,475	8,047,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH:
8.13%, 12/01/17(b)		7,050	7,367,250
8.13%, 12/01/17	EUR	1,458	2,062,803
8.13%, 12/01/17		3,169	4,483,555
Univision Communications, Inc.,
7.88%, 11/01/20(b)	USD	4,865	5,108,250
UPC Holding BV,
9.88%, 4/15/18(b)		4,800	5,256,000

			218,295,303

Metals & Mining – 3.7%
Drummond Co., Inc.:
9.00%, 10/15/14(b)		7,325	7,819,437
7.38%, 2/15/16		5,125	5,310,781
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15(b)		15,825	16,220,625
6.88%, 2/01/18(b)		9,620	9,571,900
Goldcorp, Inc., 2.00%, 8/01/14(i)		5,855	7,150,419
New World Resources NV:
7.38%, 5/15/15	EUR	1,794	2,397,338
7.88%, 5/01/18		4,542	6,252,207
Newmont Mining Corp.,
1.25%, 7/15/14	USD	4,390	6,294,163
Novelis, Inc.,
8.75%, 12/15/20(b)		39,630	41,116,125
RathGibson, Inc.,
11.25%, 2/15/14(a)(g)		901	6,350
Ryerson, Inc.:
7.66%, 11/01/14(d)		1,930	1,794,900
12.00%, 11/01/15		610	638,975
Steel Dynamics, Inc.,
7.38%, 11/01/12		3,115	3,286,325
United States Steel Corp.,
7.38%, 4/01/20		2,165	2,219,125
Vedanta Resources Plc,
9.50%, 7/18/18(b)		7,830	8,564,063

			118,642,733

Multiline Retail – 1.5%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20(b)		3,595	3,711,837
Dollar General Corp.,
11.88%, 7/15/17(f)		24,428	28,275,410
Michaels Stores, Inc.,
7.75%, 11/01/18(b)		2,720	2,713,200
Rite Aid Corp.:
9.75%, 6/12/16		2,300	2,532,875
8.00%, 8/15/20		10,320	10,745,700

			47,979,022

Oil, Gas & Consumable Fuels – 8.2%
Arch Coal, Inc.:
8.75%, 8/01/16		2,030	2,212,700
7.25%, 10/01/20		9,695	10,228,225
Arch Western Finance LLC,
6.75%, 7/01/13		2,444	2,468,440
Atlas Energy Operating Co. LLC/Atlas Energy
Finance Corp.,
12.13%, 8/01/17		4,375	5,534,375
Berry Petroleum Co.,
6.75%, 11/01/20		2,535	2,547,675
Bill Barrett Corp.,
9.88%, 7/15/16		410	449,975
Calfrac Holdings LP,
7.50%, 12/01/20(b)		2,665	2,698,313
Carrizo Oil & Gas, Inc.,
8.63%, 10/15/18(b)		2,410	2,482,300
Chesapeake Energy Corp.:
6.50%, 8/15/17		4,670	4,693,350
6.63%, 8/15/20		17,230	16,971,550
6.88%, 11/15/20		300	303,750
2.25%, 12/15/38		5,100	3,971,625
Cimarex Energy Co.,
7.13%, 5/01/17		1,360	1,411,000
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
9.00%, 4/01/15(b)		2,461	2,633,270
Concho Resources, Inc.,
7.00%, 1/15/21		4,400	4,510,000
Connacher Oil and Gas Ltd.:
11.75%, 7/15/14(b)		1,685	1,824,013
10.25%, 12/15/15(b)		6,850	6,884,250

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc.:
8.00%, 4/01/17(b)	USD	500	$532,500
8.25%, 4/01/20(b)		20,130	21,740,400
Continental Resources, Inc.,
7.13%, 4/01/21(b)		3,550	3,727,500
Crosstex Energy LP/Crosstex Energy Finance Corp.,
8.88%, 2/15/18		1,435	1,537,244
Denbury Resources, Inc.:
7.50%, 12/15/15		4,150	4,295,250
9.75%, 3/01/16		3,385	3,774,275
8.25%, 2/15/20		6,391	6,934,235
Encore Acquisition Co.,
9.50%, 5/01/16		275	305,250
Energy Transfer Equity LP,
7.50%, 10/15/20		870	896,100
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17(b)		4,840	5,033,600
Exterran Holdings, Inc.,
7.25%, 12/01/18(b)		4,700	4,676,500
Forest Oil Corp.,
8.50%, 2/15/14		4,770	5,211,225
Foundation Pennsylvania Coal Co. LLC,
7.25%, 8/01/14		3,225	3,281,437
Frac Tech Services LLC/Frac Tech Finance, Inc.,
7.13%, 11/15/18(b)		6,720	6,820,800
FrontierVision Holdings LP, Escrow Bonds,
0.00%, 12/31/49(a)(c)(g)		500	–
Global Geophysical Services, Inc.,
10.50%, 5/01/17		1,185	1,179,075
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20(b)		6,650	7,040,687
7.63%, 4/15/21(b)		8,170	8,435,525
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20(b)		12,000	12,930,000
7.75%, 2/01/21(b)		5,735	5,878,375
Massey Energy Co.,
6.88%, 12/15/13		1,845	1,868,063
OPTI Canada, Inc.:
9.00%, 12/15/12(b)		20,580	20,631,450
9.75%, 8/15/13(b)		8,700	8,700,000
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		3,980	4,268,550
Peabody Energy Corp.,
6.50%, 9/15/20		4,495	4,798,413
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
8.25%, 4/15/18		4,965	5,113,950
Petrohawk Energy Corp.:
10.50%, 8/01/14		3,220	3,670,800
7.88%, 6/01/15		4,780	4,977,175
7.25%, 8/15/18		1,945	1,964,450
Precision Drilling Corp.,
6.63%, 11/15/20(b)		1,570	1,597,475
Range Resources Corp.:
8.00%, 5/15/19		4,100	4,463,875
6.75%, 8/01/20		2,630	2,712,187
Swift Energy Co.,
7.13%, 6/01/17		2,375	2,380,937
Teekay Corp.,
8.50%, 1/15/20		6,040	6,576,050
Thermon Industries, Inc.,
9.50%, 5/01/17(b)		5,285	5,628,525
Trafigura Beheer BV,
6.38%, 4/08/15	EUR	2,225	2,802,323
Trinidad Drilling Ltd.,
7.88%, 1/15/19(b)	USD	995	1,020,404
Whiting Petroleum Corp.,
6.50%, 10/01/18		4,905	4,954,050

			264,183,466

Paper & Forest Products – 2.3%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(b)(f)		2,662	2,475,914
Boise Cascade LLC,
7.13%, 10/15/14		2,679	2,618,723
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
8.00%, 4/01/20		2,640	2,824,800
Boise Paper Holdings LLC/Boise Finance Co.,
9.00%, 11/01/17		2,840	3,102,700
Cascades, Inc.,
7.75%, 12/15/17	CAD	4,885	5,092,613
Catalyst Paper Corp.,
7.38%, 3/01/14	USD	2,275	1,694,875
Clearwater Paper Corp.:
10.63%, 6/15/16		3,750	4,284,375
7.13%, 11/01/18(b)		3,215	3,319,487
Georgia-Pacific LLC,
8.25%, 5/01/16(b)		12,675	14,306,906
NewPage Corp.,
11.38%, 12/31/14		23,663	22,243,220
PH Glatfelter Co.,
7.13%, 5/01/16		1,930	1,999,963
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14		7,065	7,753,837
Series B, 4.04%, 8/01/14(d)		565	508,500

			72,225,913

Pharmaceuticals – 1.9%
Angiotech Pharmaceuticals, Inc.,
4.05%, 12/01/13(d)		9,005	7,417,869
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		4,645	4,772,737
ConvaTec Healthcare E SA:
7.38%, 12/15/17(b)	EUR	4,800	6,494,461
10.50%, 12/15/18(b)	USD	5,160	5,230,950
InVentiv Health, Inc.,
10.00%, 8/15/18(b)		6,595	6,611,487
Novasep Holding SAS,
9.63%, 12/15/16	EUR	5,837	5,460,024
Omnicare, Inc.:
6.13%, 6/01/13	USD	925	929,625
6.88%, 12/15/15		1,918	1,951,565
7.75%, 6/01/20		8,785	9,048,550
3.75%, 12/15/25		2,720	3,032,800
Valeant Pharmaceuticals International:
6.75%, 10/01/17(b)		4,550	4,527,250
7.00%, 10/01/20(b)		4,665	4,606,687

			60,084,005

Professional Services – 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16		2,905	2,992,150
6.75%, 10/01/20(b)		8,020	7,959,850

			10,952,000

Real Estate Investment Trusts (REITs) – 0.2%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22(b)	EUR	5,425	5,377,531
The Rouse Co. LP,
6.75%, 11/09/15	USD	1,260	1,304,100

			6,681,631

Real Estate Management & Development – 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
13.76%, 6/30/15(b)(m)		2,878	1,597,401
IVG Immobilien AG,
8.00%, 12/31/49(d)	EUR	1,300	1,289,872
Realogy Corp.,
10.50%, 4/15/14	USD	4,880	4,794,600
Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.63%, 12/15/14(a)(g)		685	349

			7,682,222

Road & Rail – 0.2%
Syncreon Global Ireland Ltd./Syncreon Global Finance US, Inc.,
9.50%, 5/01/18(b)		7,630	7,744,450
Semiconductors & Semiconductor Equipment – 0.4%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20(b)		2,500	2,593,750
Linear Technology Corp.,
3.00%, 5/01/27		4,690	4,971,400
NXP BV/NXP Funding LLC,
3.04%, 10/15/13(d)		5,320	5,240,200

			12,805,350

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Software – 1.5%
EMC Corp.,
1.75%, 12/01/13	USD	1,870	$2,816,687
First Data Corp.:
9.88%, 9/24/15		474	451,485
10.55%, 9/24/15		1,018	964,555
8.25%, 1/15/21(b)		13,011	12,490,560
12.63%, 1/15/21(b)		13,358	12,756,890
8.75%, 1/15/22(b)		2,462	2,381,985
MedAssets, Inc.,
8.00%, 11/15/18(b)		1,805	1,814,025
Spansion LLC,
7.88%, 11/15/17(b)		3,020	2,989,800
SunGard Data Systems, Inc.:
7.38%, 11/15/18(b)		5,100	5,125,500
7.63%, 11/15/20(b)		6,370	6,449,625

			48,241,112

Specialty Retail – 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
9.63%, 3/15/18		4,660	5,021,150
8.25%, 1/15/19(b)		5,885	5,943,850
Group 1 Automotive, Inc.,
2.25%, 6/15/36(d)(h)		3,320	3,257,750
The Hertz Corp.:
7.50%, 10/15/18(b)		10,275	10,660,313
7.38%, 1/15/21(b)		5,525	5,580,250
Hertz Holdings Netherlands BV,
8.50%, 7/31/15(b)	EUR	6,400	9,193,805
Penske Automotive Group, Inc.,
7.75%, 12/15/16	USD	5,075	5,176,500
Petco Animal Supplies, Inc.,
9.25%, 12/01/18(b)		6,175	6,506,906
Rent-A-Center, Inc.,
6.63%, 11/15/20(b)		2,345	2,333,275
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.00%, 7/15/17(b)		6,200	6,975,000
Sonic Automotive, Inc.,
9.00%, 3/15/18		5,100	5,367,750
Toys R US - Delaware, Inc.,
7.38%, 9/01/16(b)		4,000	4,200,000

			70,216,549

Tobacco – 0.3%
Vector Group Ltd.,
11.00%, 8/15/15		9,450	9,733,500

Trading Companies & Distributors – 0.1%
Russel Metals, Inc.,
6.38%, 3/01/14		1,625	1,625,000

Wireless Telecommunication Services – 1.9%
Buccaneer Merger Sub, Inc.,
5.00%, 1/15/19(b)		4,540	4,687,550
Cricket Communications, Inc.:
10.00%, 7/15/15		7,915	8,478,944
7.75%, 5/15/16		13,120	13,612,000
FiberTower Corp.:
9.00%, 1/01/16(b)		2,745	2,443,198
9.00%, 1/01/16		1,060	943,371
iPCS, Inc.,
2.41%, 5/01/13(d)		12,130	11,675,125
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		5,590	5,799,625
6.63%, 11/15/20		9,340	8,896,350
NII Holdings, Inc.,
3.13%, 6/15/12		1,000	981,250
SBA Telecommunications, Inc.,
8.00%, 8/15/16		3,090	3,344,925

			60,862,338

Total Corporate Bonds – 78.5%			2,517,965,270

Floating Rate Loan Interests(d)
Airlines – 0.2%
AWAS Finance Luxembourg S.à r.l., Loan,
7.75%, 6/10/16		5,292	5,384,610
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49		8,100	10,125

			5,394,735

Auto Components – 0.2%
Delphi Holdings LLP:
Tranche A-1,
0.06%, 10/06/14		171	167,417
Tranche A-2,
0.06%, 10/06/14		399	390,639
Tranche B-1A,
0.06%, 10/06/14		1,730	1,695,694
Tranche B-2A,
0.06%, 10/06/14		4,037	3,956,620

			6,210,370

Automobiles – 0.0%
Ford Motor Co., Tranche B-2 Term Loan,
3.35%, 12/15/13		938	931,270

Commercial Services & Supplies – 0.3%
Visant Corp. (FKA Jostens), Tranche B Term Loan,
7.00%, 12/22/16		10,374	10,482,066

Diversified Financial Services – 0.7%
AGFS Funding Co., Loan,
7.25%, 4/21/15		20,300	20,566,437
iStar Financials, Term Loan (2011 Second Priority),
1.50%, 6/28/11		2,300	2,218,541
Marsico Parent Co. LLC, Term Loan,
5.31%, 11/14/14		1,130	849,018

			23,633,996

Diversified Telecommunication Services – 1.5%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15		3,646	3,664,965
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Term Loan,
3.75%, 3/07/18		43,125	43,517,739

			47,182,704

Food & Staples Retailing – 0.3%
Volume Services America, Inc. (Centerplate), Term Loan B,
10.50% - 10.75%, 8/24/16		9,576	9,594,003
Food Products – 0.3%
Pierre Foods, Inc., Loan (Second Lien),
0.51%, 9/29/17		8,500	8,585,000
Health Care Providers & Services – 0.3%
Harden Healthcare LLC: Tranche A additional Term Loan,
7.00% - 7.75%, 3/02/15		5,948	5,828,550
Tranche A Term Loan,
8.50%, 3/02/15		2,789	2,732,841

			8,561,391

Hotels, Restaurants & Leisure – 0.6%
Travelport LLC (FKA Travelport, Inc.), Loan,
8.28%, 3/27/12(f)		19,575	17,666,144

Media – 0.6%
HIT Entertainment, Inc., Term Loan (Second Lien),
5.79%, 2/26/13		1,500	1,252,500
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
5.76%, 6/12/14		5,363	4,957,164
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		12,180	13,002,150

			19,211,814

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(d)
Multiline Retail – 0.2%
Hema Holding BV, Facility (Mezzanine),
4.32%, 7/05/17	EUR	5,643	$7,295,921

Multi-Utilities – 0.4%
Mach Gen LLC, Synthetic L/C Loan (First Lien),
2.25%, 2/22/13	USD	460	424,546
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		5,670	5,758,792
Texas Competitive Electric Holdings Co. LLC (TXU):
Initial Tranche B-1 Term Loan,
3.76%, 10/10/14		1,269	979,241
Initial Tranche B-3 Term Loan,
3.76%, 10/10/14		9,384	7,226,496

			14,389,075

Oil, Gas & Consumable Fuels – 0.8%
Obsidian Natural Gas Trust, Loan,
7.00%, 11/30/15		24,519	24,764,280

Paper & Forest Products – 0.4%
Ainsworth Lumber Co. Ltd., Term Loan,
5.31%, 6/26/14		4,000	3,900,000
Verso Paper Finance Holdings LLC, Loan,
6.54% - 7.29%, 2/01/13		12,571	10,056,733

			13,956,733

Pharmaceuticals – 0.2%
Inventiv Health, Inc. (FKA Ventive Health, Inc), Term B Loan,
6.50%, 8/04/16		7,164	7,208,775

Professional Services – 0.2%
Turbo Beta Ltd., Dollar Facility,
2.50% - 12.00%, 3/15/18		13,719	6,859,389

Real Estate Management & Development – 0.7%
Realogy Corp.:
Delayed Draw Term B Loan,
3.26% - 3.29%, 10/10/13		3,000	2,807,625
Initial Term B Loan,
3.29%, 10/10/13		8,589	8,038,345
Second Lien Term Facility,
13.50%, 10/15/17		9,400	10,240,125
Synthetic Letter of Credit,
0.11%, 10/10/13		1,236	1,157,169

			22,243,264

Software – 0.4%
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14		1,470	1,354,492
Initial Tranche B-2 Term Loan,
3.01%, 9/24/14		3,660	3,373,020
Initial Tranche B-3 Term Loan,
3.01%, 9/24/14		7,139	6,585,515

			11,313,027

Specialty Retail – 0.0%
Claire’s Stores, Inc., Term Loan B,
3.04%, 5/29/14		1,333	1,235,899

Textiles, Apparel & Luxury Goods – 0.1%
EB Sports Corp., Loan,
11.50%, 5/01/12		3,596	3,523,878

Wireless Telecommunication Services – 0.8%
Vodafone Americas Finance 2, Inc., Initial Loan,,
6.88%, 8/11/15		24,250	24,735,000

Total Floating Rate Loan Interests – 9.2%			294,978,734

Other Interests (n)	Beneficial Interest (000)
Diversified Financial Services – 0.0%
RathGibson Acquisition Co. LLC(o)		74	$390,816

Household Durables – 0.1%
Stanley Martin Homes - Class B(o)		5	2,693,740

Total Other Interests – 0.1%			3,084,556

Preferred Securities	Shares
Preferred Stocks
Auto Components – 0.4%
Dana Holding Corp.,
4.00%(b)		100,421	14,335,098

Automobiles – 1.1%
General Motors Co.,
4.75%		622,000	33,656,420

Diversified Financial Services – 0.7%
Citigroup, Inc.,
7.50%		170,300	23,278,307

Household Durables – 0.1%
Beazer Homes USA, Inc.,
7.50%		92,701	2,593,774

Media – 0.1%
CMP Susquehanna Radio Holdings Corp.,
0.00%(a)(b)		74,628	—
TRA Global, Inc.,
0.00%(a)		2,077,830	3,357,150

			3,357,150

Real Estate Investment Trusts (REITs) – 0.1%
MPG Office Trust, Inc.,
0.05%		99,324	1,574,285

Thrifts & Mortgage Finance – 0.0%
Fannie Mae,
0.00%		240,000	182,376
Freddie Mac,
8.38%		651,217	397,242

			579,618

Total Preferred Stocks – 2.5%			79,374,652

Total Preferred Securities – 2.5%			79,374,652

Warrants
Auto Components – 0.0%
Turbo Cayman Ltd.		8	–

Diversified Financial Services – 0.0%
Bankruptcy Management Solutions, Inc.		1,952	20

Health Care Providers & Services – 0.0%
HealthSouth Corp. (issued 7/28/06, Expires 1/16/11, strike price $0.01)(a)		52,113	1

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc.(a)		1,672	17
Hospitality Management Holdings		109,299	–
Twin River		500	2,500

			2,517

Machinery – 0.0%
Synventive Molding Solutions (issued 8/06/08, Expires 1/15/13, strike price $0.01)		1	–

Media – 0.0%
CMP Susquehanna Radio Holdings Corp.		85,280	1

Total Warrants – 0.0%			2,539

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Long-Term Investments (Cost – $2,902,805,258) – 94.9%			$3,043,820,166

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(p)(q)		149,373,358	149,373,358

	Beneficial Interest (000)
Institutional Money Market Trust,
0.26%(p)(q)(r)	USD	233	233,200

Total Short-Term Securities (Cost – $149,606,558) – 4.6%			149,606,558

Options Purchased	Contracts
Over-the-Counter Call Options Purchased Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19		107	1

Total Options Purchased (Cost – $104,182) – 0.0%			1

Total Investments (Cost – $3,052,515,998*) – 99.5%			3,193,426,725
Other Assets Less Liabilities – 0.5%			14,842,914

Net Assets – 100.0%			$3,208,269,639

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,052,965,249

Gross unrealized appreciation	$204,171,910
Gross unrealized depreciation	(63,710,434)

Net unrealized appreciation	$140,461,476

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security held in escrow for future payments.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(j)	Par is less than $500.

(k)	Security, or a portion of security, is on loan.

(l)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(n)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(o)	The investment is held by a wholly owned taxable subsidiary of the Fund.

(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	71,968,653	77,404,705	149,373,358	$934	$56,888
Institutional Money Market Trust	$233,200	–	$233,200	–	$122

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,989,573	EUR	6,484,000	Deutsche Bank AG	1/19/11	$325,233
USD	13,775,703	GBP	8,672,500	Citibank, N.A.	1/19/11	256,504
EUR	12,709,000	USD	16,920,102	Citibank, N.A.	1/28/11	62,221
USD	5,612,983	EUR	4,282,000	Citibank, N.A.	1/28/11	(108,814)
USD	157,817,380	EUR	115,265,000	Deutsche Bank AG	1/28/11	3,795,233

	Total					$4,330,377

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
961	S&P 500 E-Mini Index	Chicago Mercantile	March 2011	$60,206,650	$(1,000,879)

•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	12/20/11	USD	3,100	$(182,461)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	9/20/13	USD	3,250	(195,482)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A	3/20/14	USD	3,000	(888,211)

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	3,390	$33,475
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	USD	2,500	(407,317)

Total						$(1,639,996)

•	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	CCC-	USD	2,500	$408,967
Texas Competitive LLC	5.00%	Goldman Sachs Bank USA	9/20/12	D	USD	4,500	(57,168)
MBIA Insurance Corp.	5.00%	Citibank, N.A.	12/20/12	B	USD	2,000	(7,534)
MBIA Insurance Co.	5.00%	Deutsche Bank AG	12/20/12	B	USD	1,000	(33,628)
MBIA Insurance Co.	5.00%	Deutsche Bank AG	12/20/12	B	USD	1,825	(79,621)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	735	(6,546)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	1,700	74,111
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	850	35,166
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	4,200	(5,320)
Realogy Corp.	5.00%	Credit Suisse International	3/20/15	C	USD	1,000	183,763
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	3/20/15	C	USD	1,000	173,763
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	3/20/15	C	USD	2,000	313,082
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	3/20/15	C	USD	1,500	137,311
Levi Strauss & Co.	5.00%	Citibank, N.A.	6/20/15	B+	USD	3,800	344,921
Levi Strauss & Co.	5.00%	Goldman Sachs Bank USA	9/20/15	B+	USD	5,000	453,248
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	9/20/15	C	USD	850	126,334
Assured Guaranty Corp.	5.00%	Deutsche Bank AG	12/20/15	AA+	USD	735	(31,934)
MDC Holdings, Inc.	1.00%	Deutsche Bank AG	12/20/15	BBB-	USD	3,100	58,983
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank, N.A.	12/20/15	BB-	USD	3,350	106,886
MDC Holdings, Inc.	1.00%	JPMorgan Chase Bank, N.A.	12/20/15	BBB-	USD	3,100	44,067
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	12/20/15	C	USD	5,050	228,541
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	12/20/15	C	USD	3,425	(36,589)

Total							$2,430,803

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$76,796,626	$68,848,028	$2,769,761	$148,414,415
Corporate Bonds	–	2,497,312,700	20,652,570	2,517,965,270
Floating Rate Loan Interests	–	168,731,616	126,247,118	294,978,734
Other Interests	–	–	3,084,556	3,084,556
Preferred Securities	76,017,502	–	3,357,150	79,374,652
Warrants	–	–	2,539	2,539
Short-Term Securities	149,373,358	233,200	–	149,606,558

Total	$302,187,486	$2,735,125,544	$156,113,694	$3,193,426,724

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$2,722,618	–	$2,722,618
Equity contracts	–	–	$1	1
Foreign currency exchange contracts	–	4,439,191	–	4,439,191
Liabilities:
Credit contracts	–	(1,931,811)	–	(1,931,811)
Equity contracts	$(1,000,879)	–	–	(1,000,879)
Foreign currency exchange contracts	–	(108,814)	–	(108,814)

Total	$(1,000,879)	$5,121,184	$1	$4,120,306

[1]

Derivative financial instruments are options purchased, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Balance, as of September 30, 2010	$57,566,541	$24,445,865	$74,712,878	$156,725,284
Accrued discounts/ premiums	–	80,950	627,397	708,347
Net realized gain (loss)	(3,917,712)	(1,326,625)	(181,740)	(5,426,077)
Net change in unrealized appreciation/ depreciation[2]	20,831,118	1,680,691	(3,489,432)	19,022,377
Purchases	–	8,078,031	74,043,652	82,121,683
Sales	(438,330)	(10,863,128)	(18,616,619)	(29,918,077)
Transfers in3	–	–	–	–
Transfers out[3]	(71,271,856)	(1,443,214)	(849,018)	(73,564,088)

Balance, as of December 31, 2010	$2,769,761	$20,652,570	$126,247,118	$149,669,449

	Other Interests	Preferred Stocks	Warrants	Total
Assets:
Balance, as of September 30, 2010	$2,483,186	$4,134,541	$18	$6,617,745
Accrued discounts/ premiums	–	–	–	–
Net realized gain (loss)	–	1,548,913	–	1,548,913
Net change in unrealized appreciation/ depreciation[2]	601,370	(157,826)	(247,500)	196,044
Purchases	–		250,021	250,021
Sales	–	(2,168,478)	–	(2,168,478)
Transfers in3	–	–	–	–
Transfers out[3]	–	–	–	–

Balance, as of December 31, 2010	$3,084,556	$3,357,150	$2,539	$6,444,245

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(3,549,210).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Assets:
Balance, as of September 30, 2010	$1
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[4]	–
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	(1)

Balance, as of December 31, 2010	–

[4]	The change in unrealized appreciation/depreciation on options still held at December 31, 2010 was zero.
[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1,
0.45%, 1/25/47(a)	USD	201	$188,620
Structured Asset Securities Corp.:
Series 2006-BC3, Class A2, 0.31%, 10/25/36(a)		53	52,569
Series 2007-WF2, Class A2, 0.96%, 8/25/37(a)		92	91,794

Total Asset-Backed Securities – 0.0%			332,983

Corporate Bonds
Banks – 0.0%
International Bank for Reconstruction & Development,
1.61%, 12/10/13(a)		265	270,491

Diversified Financial Services – 0.2%
Ally Financial, Inc.,
6.88%, 9/15/11		5,000	5,137,500
The Bear Stearns Cos. LLC,
2.94%, 3/10/14(a)		340	344,226

			5,481,726

Total Corporate Bonds – 0.2%			5,752,217

Foreign Government Obligations
Greece – 0.2%
Hellenic Republic,
2.30%, 7/25/30	EUR	12,990	8,228,680

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 0.0%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB4, Class A3,
6.16%, 5/12/34	USD	435	452,149
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3,
4.25%, 7/15/27		748	776,473

Total Non-Agency Mortgage-Backed Securities – 0.0%			1,228,622

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities – 0.0%
Fannie Mae Mortgage-Backed Securities,
2.61%, 6/01/34(a)		140	145,810

U.S. Treasury Obligations
U.S. Treasury Bonds:
5.25%, 2/15/29(b)(c)		57,565	66,019,859
4.38%, 5/15/40(b)		7,995	8,033,696
3.88%, 8/15/40(b)(c)		26,580	24,482,679
4.25%, 11/15/40(b)		21,800	21,445,750
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27		161,974	205,730,635
2.00%, 1/15/26		16,480	19,282,553
1.75%, 1/15/28		113,165	120,267,194
3.63%, 4/15/28		50,591	88,310,486
2.50%, 1/15/29		174,301	201,475,688
3.88%, 4/15/29(b)		76,863	137,149,377
3.38%, 4/15/32		7,033	11,200,756
2.13%, 2/15/40		255,541	273,695,654
U.S. Treasury Inflation Indexed Notes:
2.38%, 4/15/11-1/15/17(b)		91,833	104,543,489
2.00%, 4/15/12-1/15/16(b)(d)		369,987	442,508,693
3.00%, 7/15/12(b)		159,710	206,357,932
0.63%, 4/15/13		1,932	2,059,599
1.88%, 7/15/13-7/15/19		318,758	385,484,985
1.25%, 4/15/14-7/15/20		216,117	229,398,706
1.63%, 1/15/15-1/15/18		54,948	62,378,802
0.50%, 4/15/15		351,753	362,880,421
2.50%, 7/15/16		179,821	218,572,165
2.63%, 7/15/17		40,564	48,715,670
1.38%, 7/15/18-1/15/20		234,017	247,277,922
2.13%, 1/15/19		20,973	23,641,688
U.S. Treasury Notes,
2.63%, 11/15/20(c)		65,250	61,549,085

Total U.S. Treasury Obligations – 99.8%			3,572,463,484

Total Long-Term Investments (Cost – $3,542,908,824) – 100.2%			3,588,151,796

	Shares
Short-Term Securities
Money Market Funds – 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(e)(f)		71,280,875	71,280,875

Total Short-Term Securities (Cost – $71,280,875) – 2.0%			71,280,875

	Notional Amount (000
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG	USD	28,300	366,181
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		30,900	900,605
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		39,000	1,211,737
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker, Deutsche Bank AG		40,000	1,261,876
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		35,000	1,328,137
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		41,600	1,641,671
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		44,700	2,882,423
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		19,800	1,235,804

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.393% and pay a floating rate based on 3-month LIBOR, Expires 7/15/15, Broker, Deutsche Bank AG	USD	13,100	$635,528
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		21,000	1,224,370
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		77,400	6,111,256

			18,799,588

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		28,300	2,023,914
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		30,900	1,452,630
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		39,000	2,650,947
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker, Deutsche Bank AG		40,000	2,699,553
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		35,000	2,003,167
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		41,600	2,334,987
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		44,700	313,673
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		19,800	667,787
Pay a fixed rate of 4.393% and receive a floating rate based on 3-month LIBOR, Expires 7/15/15, Broker, Deutsche Bank AG		13,100	1,156,614
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		21,000	1,416,132
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		77,400	4,517,079

			21,236,483

Total Options Purchased (Cost – $40,089,140) – 1.1%			40,036,071

Total Investments Before Options Written (Cost – $3,654,278,839*) – 103.3%			3,699,468,742

Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		57,200	(30,463)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG	EUR	12,700	(392,104)
Pay a fixed rate of 3.770% and receive a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	USD	92,000	(3,266,849)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG		32,000	(1,053,605)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		23,000	(860,068)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		36,900	(1,426,902)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		44,400	(1,586,031)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		50,000	(2,235,676)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		19,300	(810,449)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		30,700	(1,638,957)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Deutsche Bank AG		15,200	(628,116)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		58,100	(3,111,922)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		30,000	(1,251,642)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		15,000	(691,759)
Pay a fixed rate of 4.300% and receive a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker, Morgan Stanley Capital Services, Inc.		50,000	(3,711,067)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		35,000	(2,793,524)
Pay a fixed rate of 4.950% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG		20,000	(1,395,186)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		50,100	(4,203,350)
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month LIBOR, Expires 1/06/15, Broker, Deutsche Bank AG		15,000	(1,330,874)

			(32,418,544)

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Credit Suisse International	USD	27,200	$(705,157)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		103,400	(2,680,634)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		35,500	(725,912)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.		125,000	(12)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		57,200	(3,224,923)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG	EUR	12,700	(1,287,466)
Receive a fixed rate of 3.770% and pay a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	USD	92,000	(1,821,171)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG		32,000	(2,367,516)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		23,000	(912,803)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		36,900	(1,424,297)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		44,400	(3,111,780)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		50,000	(1,707,550)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		73,900	(4,092,374)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		19,300	(1,221,970)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		30,700	(334,333)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Deutsche Bank AG		15,200	(1,166,822)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		58,100	(624,546)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		30,000	(2,277,340)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		15,000	(884,964)
Receive a fixed rate of 4.300% and pay a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker, Morgan Stanley Capital Services, Inc.		50,000	(60,561)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		71,400	(3,282,195)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		35,000	(1,356,875)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG		20,000	(1,258,921)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		50,100	(1,931,498)
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month LIBOR, Expires 1/06/15, Broker, Deutsche Bank AG		15,000	(758,094)

			(39,219,714)

Total Options Written (Premiums Received – $66,475,204) – (2.0)%			(71,638,258)

Total Investments Net of Options Written – 101.3%			3,627,830,484
Liabilities in Excess of Other Assets – (1.3)%			(46,049,731)

Net Assets – 100.0%			$3,581,780,753

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,660,178,693

Gross unrealized appreciation	$84,887,832
Gross unrealized depreciation	(45,597,783)

Net unrealized appreciation	$39,290,049

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(c)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	70,882	71,209,993	71,280,875	$344	$16,355

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.23%	11/16/10	Open	$30,916,995	$30,907,500
Bank of America, N.A.	0.17%	11/24/10	Open	$4,649,897	4,649,063
Bank of America, N.A.	0.17%	11/26/10	Open	$13,967,599	13,965,000
Credit Suisse International	(0.26%)	12/01/10	Open	$24,650,264	24,656,250

Total					$74,177,813

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	9,473,972	EUR	6,919,500	Deutsche Bank AG	1/28/11	$227,832

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
637	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$139,443,281	$(67,548)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
633	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$74,515,969	$(249,207)
618	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$74,430,375	(130,611)
46	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$5,617,750	16,619
664	Ultra Treasury Bonds	Chicago Board Options	March 2011	$84,390,250	1,848,041

Total					$1,484,842

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.85%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	7/28/12	USD	55,800	$(384,909)
0.65%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/26/12	USD	77,600	114,235
0.94%(a)	3-month LIBOR	Deutsche Bank AG	12/20/12	USD	41,300	(143,821)
1.84%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/25/15	USD	99,105	1,040,603
1.36%(a)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	12,100	405,956
2.35%(a)	3-month LIBOR	Deutsche Bank AG	12/20/15	USD	80,800	(786,245)
2.47%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/25/20	USD	52,255	(533,001)
3.51%(a)	3-month LIBOR	Deutsche Bank AG	12/21/20	USD	33,700	(414,636)
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	9,300	13,563
3.39%(b)	3-month LIBOR	UBS AG	12/22/20	USD	42,900	81,355
3.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	22,700	138,826
3.41%(a)	3-month LIBOR	Credit Suisse International	10/05/40	USD	12,800	1,486,688

Total						$1,018,614

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine indus try sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$332,983	–	$332,983
Corporate Bonds	–	5,752,217	–	5,752,217
Foreign Government Obligations	–	8,228,680	–	8,228,680
Non-Agency Mortgage-Backed Securities	–	1,228,622	–	1,228,622
U.S. Government Sponsored Agency Securities	–	145,810	–	145,810
U.S. Treasury Obligations	–	3,572,463,484	–	3,572,463,484
Short-Term Securities	$71,280,875	–	–	71,280,875

Total	$71,280,875	$3,588,151,796	–	$3,659,432,671

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$227,832	–	$227,832
Interest rate contracts	$1,864,660	43,317,297	–	45,181,957
Liabilities:
Interest rate contracts	(447,366)	(73,367,869)	$(533,001)	(74,348,236)

Total	$1,417,294	$(29,822,740)	$(533,001)	$(28,938,447)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	–
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[2]	$(533,001)
Purchases	–
Sales	–
Transfers in3	–
Transfers out[3]	–

Balance, as of December 31, 2010	$(533,001)

[2]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(533,001).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Conseco Financial Corp., Series 1997-5, Class A7,
7.13%, 5/15/29(a)	USD	649	$668,835
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.39%, 10/25/16(a)		4,215	4,267,644
Series 2008-5, Class A3, 1.59%, 1/25/18(a)		1,130	1,161,374
Series 2008-5, Class A4, 1.99%, 7/25/23(a)		3,040	3,161,865

Total Asset-Backed Securities – 1.9%			9,259,718

Corporate Bonds
Oil, Gas & Consumable Fuels – 0.3%
ENSCO Offshore Co.,
6.36%, 12/01/15		1,158	1,286,778

Foreign Agency Obligations
FIH Erhvervsbank A/S,
2.45%, 8/17/12(b)		4,770	4,889,307
Japan Finance Corp.,
2.00%, 6/24/11		90	90,677

Total Foreign Agency Obligations – 1.0%			4,979,984

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 1.7%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
1.00%, 11/25/34(a)		367	304,591
Countrywide Alternative Loan Trust:
Series 2006-OA19, Class A1, 0.44%, 2/20/47(a)		668	386,429
Series 2006-OA21, Class A1, 0.45%, 3/20/47(a)		1,276	691,964
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1,
0.46%, 4/25/46(a)		519	313,616
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		472	395,367
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.46%, 2/25/47(a)		377	244,392
Deutsche Mortgage Securities, Inc., Series 2004-4, Class 3AR1,
2.86%, 6/25/34(a)		234	183,258
GSR Mortgage Loan Trust:
Series 2004-9, Class 3A1, 2.86%, 8/25/34(a)		691	628,194
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35(a)		3,020	2,907,357
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		208	196,827
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		166	153,298
MortgageIT Trust, Series 2004-1, Class A1,
0.65%, 11/25/34(a)		770	665,867
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2,
0.56%, 9/25/34(a)		171	136,708
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4,
5.65%, 4/25/36(a)		1,500	1,367,424

			8,575,292

Commercial Mortgage-Backed Securities – 2.9%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4,
6.19%, 1/11/12		3,216	3,330,329
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36		2,680	2,794,416
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		3,433	3,576,038
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
5.86%, 10/12/11		3,230	3,270,696
LB-UBS Commercial Mortgage Trust:
Series 2001-C7, Class A3, 5.64%, 4/15/11		239	241,216
Series 2004-C2, Class A2, 3.25%, 3/15/29		119	119,336
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A1,
2.99%, 6/15/35		659	659,662

			13,991,693

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.60%, 5/25/36(a)(b)		9,119	168,214

Total Non-Agency Mortgage-Backed Securities – 4.6%			22,735,199

Project Loans
Federal Housing Authority:
Merrill Lynch Project, Series 29, Class 1A1, 7.43%, 6/01/22		119	119,193
USGI Project, Series 56, 7.46%, 1/01/23		96	96,198

Total Project Loans – 0.0%			215,391

U.S. Government Sponsored Agency Securities
Agency Obligations – 6.4%
Fannie Mae:
1.75%, 3/23/11-5/07/13		4,825	4,857,093
3.63%, 8/15/11		800	816,078
4.13%, 4/15/14		800	872,498
6.63%, 11/15/30		1,300	1,640,300
Federal Home Loan Bank:
1.63%, 7/27/11		3,100	3,122,683
1.00%, 12/28/11		1,100	1,106,493
4.00%, 9/06/13		3,000	3,230,568
3.63%, 10/18/13		3,550	3,790,718
5.00%, 11/17/17		2,800	3,174,489
Freddie Mac:
2.13%, 3/23/12-9/21/12		1,900	1,945,803

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Agency Obligations (concluded)
2.50%, 4/23/14	USD	550	$569,844
4.38%, 7/17/15		2,000	2,206,038
4.88%, 6/13/18		1,100	1,230,171
3.75%, 3/27/19		1,100	1,138,686
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		450	485,543
Series 1996-20J, 7.20%, 10/01/16		339	365,323
Series 1998-20J, Class 1, 5.50%, 10/01/18		789	854,092

			31,406,420

Collateralized Mortgage Obligations – 2.1%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		367	368,159
Series 2005-109, Class PV, 6.00%, 10/25/32		3,252	3,566,950
Series 2005-118, Class MC, 6.00%, 1/25/32		254	254,858
Series 2005-118, Class WA, 6.00%, 10/25/33		249	249,202
Series 2005-29, Class JB, 4.50%, 4/25/35		2,307	2,427,643
Series 2005-68, Class PC, 5.50%, 7/25/35		1,751	1,911,479
Series 2006-54, Class OA, 6.00%, 3/25/27		566	569,744
Freddie Mac:
Series 3143, Class NA, 5.50%, 7/15/26		409	412,067
Series 3162, Class 0A, 6.00%, 10/15/26		259	259,783

			10,019,885

Interest Only Collateralized Mortgage Obligations – 2.8%
Fannie Mae:
Series 2007-17, Class SI, 6.14%, 3/25/37(a)		13,840	1,555,972
Series 2008-57, Class SE, 5.74%, 2/25/37(a)		11,834	1,369,184
Ginnie Mae:
Series 2006-49, Class SA, 6.20%, 2/20/36(a)		5,465	638,413
Series 2007-23, Class ST, 5.94%, 4/20/37(a)		4,749	486,683
Series 2007-59, Class SC, 6.24%, 7/20/37(a)		15,212	1,954,127
Series 2008-15, Class CI, 6.23%, 2/20/38(a)		7,023	871,969
Series 2008-6, Class SD, 6.20%, 2/20/38(a)		9,314	1,179,875
Series 2008-60, Class LS, 6.14%, 1/20/38(a)		12,204	1,272,620
Series 2009-106, Class SL, 5.84%, 4/20/36(a)		8,033	940,342
Series 2009-110, Class CS, 6.13%, 11/16/39(a)		17,445	2,135,474
Series 2009-92, Class SC, 5.94%, 10/16/39(a)		13,570	1,479,387

			13,884,046

Mortgage-Backed Securities – 184.2%
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26-1/01/41(c)		229,700	228,771,314
4.50%, 1/01/26-1/01/41(c)		220,700	226,624,249
5.00%, 1/01/26-1/01/41(c)(d)		140,959	148,370,016
5.50%, 10/01/34-1/01/41(c)		119,936	128,508,091
6.00%, 4/01/35-1/01/41(c)(d)		64,963	70,799,566
2.84%, 11/01/35(a)		6,940	7,248,633
3.21%, 12/01/40(a)		1,255	1,273,139
3.50%, 1/01/41(c)		15,400	14,702,188
6.50%, 1/01/41(c)		10,800	12,004,875
Freddie Mac Mortgage-Backed Securities,
4.50%, 12/01/40-1/01/41(c)		19,700	20,200,116
Ginnie Mae Mortgage-Backed Securities:
4.50%, 1/01/41(c)		12,500	12,972,656
5.00%, 1/01/41(c)		12,100	12,860,031
5.50%, 1/01/41(c)		7,500	8,109,375
6.00%, 1/01/41(c)		7,100	7,807,781

			900,252,030

Total U.S. Government Sponsored Agency Securities – 195.5%			955,562,381

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16-8/15/22(d)		3,820	5,009,170
8.75%, 8/15/20(d)(e)		12,115	17,697,362
8.13%, 5/15/21(d)		2,300	3,264,921
8.00%, 11/15/21(d)		1,850	2,616,594
6.25%, 8/15/23		1,400	1,759,625
7.63%, 2/15/25(d)		1,900	2,694,438
6.13%, 11/15/27		3,100	3,894,375
5.38%, 2/15/31		750	875,508
4.50%, 2/15/36		2,900	3,002,405
3.50%, 2/15/39		5,850	5,041,056
4.38%, 11/15/39-5/15/40		5,110	5,136,785
3.88%, 8/15/40		1,455	1,340,192
4.25%, 11/15/40		3,110	3,059,464
U.S. Treasury Notes:
0.38%, 10/31/12		20,700	20,636,927
0.50%, 11/30/12		5,400	5,393,039
1.38%, 1/15/13-11/30/15(f)		30,380	30,249,514
3.38%, 6/30/13-11/15/19		6,170	6,465,547
1.00%, 7/15/13		5,000	5,024,600
2.38%, 8/31/14-7/31/17(f)		20,200	20,843,526
4.25%, 11/15/14-8/15/15		12,000	13,276,706
2.50%, 4/30/15(f)		2,495	2,579,401
1.25%, 10/31/15		2,685	2,598,575
5.13%, 5/15/16		1,100	1,267,320
4.88%, 8/15/16		4,800	5,470,877
2.75%, 11/30/16-2/15/19		15,625	15,713,594
3.13%, 4/30/17		2,500	2,590,430
4.75%, 8/15/17		2,100	2,381,366
2.25%, 11/30/17		3,705	3,602,824
2.63%, 11/15/20		6,574	6,201,129

Total U.S. Treasury Obligations – 40.9%			199,687,270

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Long-Term Investments (Cost – $1,188,724,247) – 244.2%			$1,193,726,721

	Shares
Short-Term Securities
Money Market Funds – 3.4%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(g)(h)		16,492,488	16,492,488

Total Short-Term Securities (Cost – $16,492,488) – 3.4%			16,492,488

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
U.S. Treasury Notes (10 Year), Strike Price USD 118, Expires 1/21/11		75	45,703

	Notional Amount (000)
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, Royal Bank of Scotland Plc	USD	7,500	9,167
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		6,800	62,856
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		4,100	53,051
Receive a fixed rate of 3.340% and pay a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker, Citibank, N.A.		25,000	510,034
Receive a fixed rate of 3.360% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		4,500	95,089
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		7,600	179,123
Receive a fixed rate of 3.540% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, UBS AG			231,663
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		4,400	128,241
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker, Deutsche Bank AG		10,000	343,491
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		2,000	65,934
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Morgan Stanley Capital Services, Inc.		6,600	242,148
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG		9,000	417,354
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		3,000	174,910

			2,513,061

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.250% and receive a floating rate based on 3-month LIBOR, Expires 4/06/11, Broker, Credit Suisse International		48,000	92,658
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		6,800	480,586
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		4,100	293,217
Pay a fixed rate of 3.340% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker, Citibank, N.A.		25,000	2,208,978
Pay a fixed rate of 3.360% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		4,500	417,959
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG			665,595
Pay a fixed rate of 3.540% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, UBS AG		9,000	460,156
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG			206,847
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker, Deutsche Bank AG		10,000	608,928
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		2,000	184,521
Pay a fixed rate of 3.850% and receive a floating rate based on 3-month LIBOR, Expires 3/01/11, Broker, Credit Suisse International		8,000	49,254
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Morgan Stanley Capital Services, Inc.		6,600	387,127
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG		9,000	121,384
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG		27,400	251,239
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		3,000	202,305

			6,630,754

Total Options Purchased (Cost – $9,088,753) – 1.9%			9,189,518

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Investments Before TBA Sale Commitments and Options Written (Cost – $1,214,305,488*) – 249.5%			$1,219,408,727

	Par (000)
TBA Sale Commitments(c)
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26-1/01/41	USD	151,100	(150,260,750)
4.50%, 1/01/26-1/01/41		188,400	(193,259,024)
5.00%, 1/01/26-1/01/41		126,700	(133,081,250)
3.50%, 1/01/41		15,400	(14,702,188)
5.50%, 1/01/41		91,200	(97,549,688)
6.00%, 1/01/41		50,000	(54,289,125)
6.50%, 1/01/41		1,600	(1,778,500)
Freddie Mac Mortgage-Backed Securities,
4.50%, 1/01/41		19,700	(20,147,600)

Total TBA Sale Commitments (Proceeds – $664,476,633) – (136.1)%			(665,068,125)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		64	(18,000)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		16	(3,750)

			(21,750)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		64	(246,000)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		16	(32,250)

			(278,250)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.100% and receive a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker, Citibank, N.A.	USD	6,000	(1)
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		8,100	(4,314)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG		4,800	(83,647)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,600	(184,354)
Pay a fixed rate of 3.360% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker, JPMorgan Chase Bank, N.A.	USD	25,000	(522,698)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG	EUR	1,800	(55,574)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	4,500	(148,163)
Pay a fixed rate of 3.810% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		3,300	(120,960)
Pay a fixed rate of 3.820% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker, JPMorgan Chase Bank, N.A.		4,400	(163,279)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,200	(119,662)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		5,200	(201,081)
Pay a fixed rate of 3.940% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG		4,300	(183,899)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		2,100	(93,898)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		2,700	(113,379)
Pay a fixed rate of 4.065% and receive a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.		8,200	(442,304)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,100	(96,846)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		2,800	(143,627)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		2,400	(142,144)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,600	(721,533)

			(3,541,363)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		19,100	(495,165)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		5,100	(104,286)
Receive a fixed rate of 2.215% and pay a floating rate based on 3-month LIBOR, Expires 10/11/11, Broker, UBS AG		8,200	(290,947)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.		50,000	(5)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		8,100	(456,676)
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker, Citibank, N.A.		6,000	(155,204)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG		4,800	(464,393)

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,600	$(865,645)
Receive a fixed rate of 3.360% and pay a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker, JPMorgan Chase Bank, N.A.	USD	25,000	(2,180,598)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG	EUR	1,800	(182,476)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	4,500	(332,932)
Receive a fixed rate of 3.810% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		3,300	(132,334)
Receive a fixed rate of 3.820% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker, JPMorgan Chase Bank, N.A.		4,400	(174,347)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,200	(126,999)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		5,200	(200,714)
Receive a fixed rate of 3.940% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG		4,300	(152,506)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		2,100	(71,717)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		11,300	(625,762)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		2,700	(170,949)
Receive a fixed rate of 4.065% and pay a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.		8,200	(86,319)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,100	(123,895)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		2,800	(177,093)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		11,100	(510,257)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		2,400	(190,083)
Options Written
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,600	(331,555)

			(8,602,857)

Total Options Written (Premiums Received – $10,565,262) – (2.5)%			(12,444,220)

Total Investments Net of TBA Sale Commitments and Options Written – 110.9%			541,896,382
Liabilities in Excess of Other Assets – (10.9)%			(53,131,464)

Net Assets – 100.0%			$488,764,918

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,215,662,479

Gross unrealized appreciation	$11,393,789
Gross unrealized depreciation	(7,647,541)

Net unrealized appreciation	$3,746,248

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$8,750,500	$59,547
Barclays Bank Plc	$497,188	$(55,375)
BNP Paribas	$56,351,563	$(101,914)
Citibank, N.A.	$51,368,245	$373,542
Credit Suisse International	$(24,381,313)	$(330,617)
Deutsche Bank AG	$9,669,837	$(482,569)
Goldman Sachs Bank USA	$29,134,171	$277,073
JPMorgan Chase Bank, N.A.	$(6,225,031)	$240,969
Morgan Keegan, Inc.	$(10,242,063)	$(260,516)
Morgan Stanley Capital Services, Inc.	$(79,236,551)	$(771,004)
Nomura Securities International, Inc.	$4,325,502	$(196,006)
Royal Bank of Scotland Plc	$18,904,281	$98,648
UBS AG	$9,232,875	$32,625
Wells Fargo & Co.	$(17,789,547)	$112,453

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	All or a portion of security pledged as collateral for reverse repurchase agreements.

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	16,492,488	16,492,488	$57	$12,825

(h)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,013,190,480	USD	452,000	HSBC Securities, Inc.	1/11/11	$(7,363)
NZD	492,000	USD	368,705	HSBC Securities, Inc.	1/11/11	14,303
NZD	519,317	USD	380,000	HSBC Securities, Inc.	1/11/11	24,274
NZD	551,749	USD	405,000	HSBC Securities, Inc.	1/11/11	24,521
USD	369,000	INR	3,340,372,500	HSBC Securities, Inc.	1/11/11	(1,093)
USD	380,000	INR	3,416,960,000	HSBC Securities, Inc.	1/11/11	1,422
USD	405,000	INR	3,639,330,000	HSBC Securities, Inc.	1/11/11	1,784
USD	451,753	NZD	573,000	HSBC Securities, Inc.	1/11/11	5,689
CNY	13,910,800	USD	2,095,000	HSBC Securities, Inc.	1/18/11	15,223
CNY	11,896,850	USD	1,789,000	HSBC Securities, Inc.	1/18/11	15,713
CAD	1,284,870	AUD	1,304,000	Morgan Stanley Capital Services, Inc.	1/19/11	(38,524)
EUR	1,070,584	HUF	297,099,586	Deutsche Bank AG	1/19/11	5,335
EUR	370,000	USD	489,832	Citibank, N.A.	1/20/11	4,585
CNY	12,354,120	USD	1,860,000	HSBC Securities, Inc.	1/26/11	14,762
CNY	13,682,055	USD	2,059,000	HSBC Securities, Inc.	1/26/11	16,188
USD	245,000	UAH	1,996,750	HSBC Securities, Inc.	1/27/11	(3,480)
USD	120,000	UAH	978,000	HSBC Securities, Inc.	1/27/11	(1,704)
USD	120,000	UAH	971,400	HSBC Securities, Inc.	1/27/11	(883)
CZK	22,535,000	EUR	916,957	Royal Bank of Scotland Plc	2/14/11	(22,973)
EUR	943,944	GBP	813,000	UBS AG	2/14/11	(5,856)
EUR	474,000	HUF	131,297,905	Deutsche Bank AG	2/14/11	5,220
EUR	1,000,588	NOK	7,909,000	Citibank, N.A.	2/14/11	(15,483)
GBP	815,000	CZK	23,243,604	Royal Bank of Scotland Plc	2/14/11	30,201
HUF	298,568,279	PLN	4,276,000	Citibank, N.A.	2/14/11	(11,943)
NOK	4,113,000	CZK	12,485,427	Deutsche Bank AG	2/14/11	37,228
PLN	4,270,000	EUR	1,066,932	UBS AG	2/14/11	12,660
RUB	9,846,400	USD	320,000	HSBC Securities, Inc.	2/14/11	1,101
RUB	9,921,625	USD	322,000	HSBC Securities, Inc.	2/14/11	1,554
SEK	4,435,000	CZK	11,678,686	Deutsche Bank AG	2/14/11	35,351
USD	1,574,694	EUR	1,210,000	Morgan Stanley Capital Services, Inc.	2/14/11	(42,040)
USD	322,000	HUF	65,649,360	HSBC Securities, Inc.	2/14/11	7,942
USD	320,000	HUF	65,056,000	HSBC Securities, Inc.	2/14/11	8,780
USD	150,000	TRY	217,335	Citibank, N.A.	2/14/11	9,996
USD	145,000	TRY	209,293	Citibank, N.A.	2/14/11	10,177
CHF	1,022,057	EUR	780,000	HSBC Securities, Inc.	2/17/11	51,605
CHF	1,522,255	USD	1,525,000	HSBC Securities, Inc.	2/17/11	104,083
EUR	1,393,873	CHF	1,845,000	UBS AG	2/17/11	(112,089)
EUR	517,808	CHF	689,000	UBS AG	2/17/11	(45,496)
JPY	27,404,331	KRW	382,126,000	HSBC Securities, Inc.	2/22/11	1,954
JPY	22,735,583	KRW	316,593,000	HSBC Securities, Inc.	2/22/11	2,001
KRW	1,555,631,125	JPY	113,260,365	HSBC Securities, Inc.	2/22/11	(28,877)
USD	153,614	JPY	12,721,000	Royal Bank of Scotland Plc	2/23/11	(3,158)
USD	287,135	JPY	23,937,968	UBS AG	2/23/11	(7,873)
USD	781,000	ZAR	5,539,446	Deutsche Bank AG	2/24/11	(53,286)
EUR	1,855,000	USD	2,483,250	BNP Paribas	3/03/11	(4,899)
EUR	935,000	USD	1,226,253	Royal Bank of Scotland Plc	3/03/11	22,943
EUR	1,875,000	USD	2,469,534	Royal Bank of Scotland Plc	3/03/11	35,537
EUR	935,000	USD	1,220,858	UBS AG	3/03/11	28,338
USD	1,231,853	EUR	935,000	Citibank, N.A.	3/03/11	(17,343)
USD	1,246,958	EUR	935,000	Citibank, N.A.	3/03/11	(2,238)
USD	1,229,245	EUR	930,000	Deutsche Bank AG	3/03/11	(13,270)
USD	2,461,744	EUR	1,875,000	Goldman Sachs Bank USA	3/03/11	(43,328)
USD	1,241,373	EUR	935,000	Goldman Sachs Bank USA	3/03/11	(7,822)
USD	1,243,183	EUR	935,000	Goldman Sachs Bank USA	3/03/11	(6,013)
NOK	11,258,000	EUR	1,401,018	Royal Bank of Scotland Plc	3/07/11	51,301
MXN	8,691,907	CAD	700,000	UBS AG	3/22/11	(3,295)
CNY	25,793,000	USD	3,834,820	HSBC Securities, Inc.	7/27/11	87,844
USD	7,546,979	CNY	50,563,250	HSBC Securities, Inc.	7/27/11	(142,807)
USD	104,769	CNY	692,000	HSBC Securities, Inc.	7/27/11	(472)

Total						$46,007

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
280	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$61,293,750	$81,422
66	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$7,769,437	7,568
3	Euro Dollar Futures	Chicago Mercantile	September 2012	$738,787	1,853
53	Euro Dollar Futures	Chicago Mercantile	December 2012	$13,013,488	(1,243)
10	Euro Dollar Futures	Chicago Mercantile	June 2013	$2,441,250	5,550
23	Euro Dollar Futures	Chicago Mercantile	September 2013	$5,599,350	7,653
20	Euro Dollar Futures	Chicago Mercantile	December 2013	$4,855,750	12,475

Total					$115,278

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
37	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$4,456,187	$(23,742)
73	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$8,915,125	(72,156)
8	Ultra Treasury Bonds	Chicago Board Options	March 2011	$1,016,750	(17,972)
105	Euro Dollar Futures	Chicago Mercantile	March 2011	$26,154,188	(27,610)
92	Euro Dollar Futures	Chicago Mercantile	June 2011	$22,898,800	(25,125)
97	Euro Dollar Futures	Chicago Mercantile	September 2011	$24,115,413	(28,013)
75	Euro Dollar Futures	Chicago Mercantile	December 2011	$18,613,125	(21,636)
28	Euro Dollar Futures	Chicago Mercantile	March 2012	$6,933,500	2,327
8	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,975,600	4,878
10	Euro Dollar Futures	Chicago Mercantile	March 2013	$2,448,375	14,800

Total					$(194,249)

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	5/28/12	USD	2,400	$22,607
1.00%(a)	3-month LIBOR	Deutsche Bank AG	7/06/12	USD	10,400	102,339
0.63%(b)	3-month LIBOR	Credit Suisse International	11/26/12	USD	32,000	59,170
0.62%(b)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	21,800	42,092
1.67%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/13/13	USD	4,700	88,172
1.26%(b)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	15,000	(4,427)
1.50%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/22/14	USD	1,800	(17,603)
1.40%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/24/14	USD	3,700	(48,194)
2.56%(b)	3-month LIBOR	Bank of America, N.A.	3/08/15	USD	14,200	(539,564)
1.35%(a)	3-month LIBOR	Credit Suisse International	10/25/15	USD	2,200	(71,488)
1.39%(a)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	2,700	(83,846)
1.33%(a)	3-month LIBOR	Goldman Sachs Bank USA	11/08/15	USD	5,000	(174,072)
1.36%(b)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	300	10,065
2.15%(b)	3-month LIBOR	Goldman Sachs Bank USA	12/14/15	USD	13,300	(9,453)
2.01%(a)	3-month LIBOR	Bank of America, N.A.	12/17/15	USD	7,400	(87,397)
2.22%(b)	3-month LIBOR	Deutsche Bank AG	12/17/15	USD	7,100	(28,464)
2.24%(b)	3-month LIBOR	Deutsche Bank AG	12/30/15	USD	6,000	(22,615)
2.13%(b)	3-month LIBOR	Barclays Bank Plc	8/18/17	USD	2,900	84,201
2.38%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	2,800	65,808

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.48%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/08/17	USD	14,400	$275,786
3.08%(b)	3-month LIBOR	Deutsche Bank AG	7/12/20	USD	5,100	32,061
2.58%(a)	3-month LIBOR	Citibank, N.A.	8/23/20	USD	2,700	(146,910)
2.57%(a)	3-month LIBOR	Royal Bank of Scotland Plc	9/01/20	USD	12,800	(723,306)
2.58%(a)	3-month LIBOR	Royal Bank of Scotland Plc	10/21/20	USD	1,900	(117,945)
2.59%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/25/20	USD	3,900	239,725
2.61%(b)	3-month LIBOR	Royal Bank of Scotland Plc	10/26/20	USD	3,800	226,283
2.79%(b)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	2,400	106,921
4.25%(a)	3-month LIBOR	Citibank, N.A.	11/02/20	USD	4,500	(102,153)
2.78%(b)	3-month LIBOR	Goldman Sachs Bank USA	11/12/20	USD	5,000	234,313
2.97%(b)	3-month LIBOR	Citibank, N.A.	11/17/20	USD	3,600	110,616
3.03%(b)	3-month LIBOR	Deutsche Bank AG	11/17/20	USD	1,500	38,668
3.03%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/20	USD	1,500	38,009
2.99%(a)	3-month LIBOR	Goldman Sachs Bank USA	11/19/20	USD	1,900	(55,058)
3.20%(b)	3-month LIBOR	Deutsche Bank AG	12/07/20	USD	800	10,065
3.18%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/07/20	USD	3,300	49,478
3.18%(b)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	2,000	29,776
3.16%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/09/20	USD	16,700	276,165
3.42%(b)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	2,000	(11,360)
3.60%(a)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	700	14,772
5.30%(a)	3-month LIBOR	Bank of America, N.A.	12/20/20	USD	4,400	78,563
3.66%(b)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	7,100	(184,408)
3.43%(a)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	1,700	9,374
3.43%(b)	3-month LIBOR	Credit Suisse International	12/22/20	USD	2,200	(12,671)
3.39%(a)	3-month LIBOR	UBS AG	12/22/20	USD	7,400	14,033
3.44%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	3,100	18,959
3.39%(a)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	5,000	10,510
3.46%(b)	3-month LIBOR	Credit Suisse International	12/29/20	USD	8,500	(60,855)
3.41%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/29/20	USD	10,000	290,798
3.16%(a)	3-month LIBOR	Deutsche Bank AG	12/31/20	USD	8,500	(124,005)
3.77%(a)	3-month LIBOR	Royal Bank of Scotland Plc	10/01/24	USD	3,400	(266,632)

Total						$(313,097)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	3,326	$(50,013)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	4,864	52,125 [1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	8,762	(129,017)[1]
6.50%	Royal Bank of Scotland Plc	1/12/38	USD	6,760	65,359 [1]
5.50%	Barclays Bank Plc	1/12/39	USD	7,930	(19,039)[2]
5.50%	Credit Suisse International	1/12/39	USD	6,870	(13,376)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	6,819	(32,193)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	4,546	(52,948)[2]
5.50%	Morgan Stanley Capital Services, Inc.	1/12/39	USD	3,435	(29,167)[2]
4.50%	Barclays Bank Plc	1/12/40	USD	3,361	60,959 [3]
5.00%	Barclays Bank Plc	1/12/40	USD	2,296	(53,264)[4]
4.50%	Citibank, N.A.	1/12/40	USD	948	(22,342)[3]
5.00%	Citibank, N.A.	1/12/40	USD	2,369	(70,090)[4]
5.00%	Citibank, N.A.	1/12/40	USD	2,393	(42,060)[4]

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.50%	Goldman Sachs Bank USA	1/12/40	USD	5,861	$(169,435)[3]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	1,217	(29,160)[4]
4.50%	JPMorgan Chase Bank, N.A.	1/12/40	USD	1,120	40,857	[3]
5.00%	Morgan Stanley Capital Services, Inc.	1/12/40	USD	8,275	144,589	[4]
4.50%	Morgan Stanley Capital Services, Inc.	1/12/40	USD	9,394	337,049	[3]

Total					$(11,166)

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[4]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$9,259,718	–	$9,259,718
Corporate Bonds	–	1,286,778	–	1,286,778
Foreign Agency Obligations	–	4,979,984	–	4,979,984
Non-Agency Mortgage-Backed Securities	–	22,735,199	–	22,735,199
Project Loans	–	–	$215,391	215,391
U.S. Government Sponsored Agency Securities	–	955,562,381	–	955,562,381
U.S. Treasury Obligations	–	199,687,270	–	199,687,270
Short-Term Securities	$16,492,488	–	–	16,492,488
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(665,068,125)	–	(665,068,125)

Total	$16,492,488	$528,443,205	$215,391	$545,151,084

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$14,762	$674,853	–	$689,615
Interest rate contracts	184,229	11,723,144	$700,938	12,608,311
Liabilities:
Foreign currency exchange contracts	–	(643,608)	–	(643,608)
Interest rate contracts	(517,497)	(15,086,659)	(662,091)	(16,266,247)

Total	$(318,506)	$(3,332,270)	$38,847	$(3,611,929)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (concluded)	BlackRock Intermediate Government Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$190,930	$215,288	$406,218
Accrued discounts/premiums	–	(61)	(61)
Net realized gain (loss)	(37,054)	(20)	(37,074)
Net change in unrealized appreciation/ depreciation[2]	32,149	1,359	33,508
Purchases	–	–	–
Sales	(186,025)	(1,175)	(187,200)
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	–	$215,391	$215,391

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $1,359.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Assets:
Balance, as of September 30, 2010	$6,528
Accrued discounts/premiums	–
Net realized gain (loss)	(121,678)
Net change in unrealized appreciation/depreciation[4]	82,330
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	71,667

Balance, as of December 31, 2010	$38,847

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(85,950).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class B, 9.31%, 7/15/61(a)	USD	1,000	$1,067,164
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		487	477,562
AEP Texas Central Transition Funding LLC,
5.31%, 7/01/20		280	313,292
American Express Issuance Trust,
Series 2007-2, Class A, 0.51%, 7/15/13(b)		605	605,869
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 6.02%, 9/25/46(b)		732	590,005
Series 2006-13, Class 3AV2, 0.41%, 1/25/37(b)		560	391,921
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		262	268,259
Ford Credit Auto Lease Trust, Series 2010-A, Class A2,
1.04%, 3/15/13(a)		581	581,241
Ford Credit Auto Owner Trust, Series 2008-A, Class A3A,
3.96%, 4/15/12		93	93,428
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A,
4.25%, 1/15/22(a)		1,000	1,005,162
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3,
1.87%, 2/15/14		1,050	1,058,946
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13		246	249,002
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3,
5.00%, 9/15/14		1,119	1,148,086
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		180	184,998
Series 2010-1, Class A, 0.66%, 3/25/25(b)		498	498,188
Small Business Administration, Series 2002-P10B, Class 1,
5.20%, 8/10/12		18	18,435

Total Asset-Backed Securities – 3.6%			8,551,558

Corporate Bonds
Aerospace & Defense – 0.6%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		46	49,058
Bombardier, Inc.,
7.75%, 3/15/20(a)		370	398,675
Honeywell, Inc.,
6.63%, 6/15/28		78	91,035
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15		5	5,150
United Technologies Corp.:
6.70%, 8/01/28		148	175,225
6.13%, 7/15/38		700	806,026

			1,525,169

Air Freight & Logistics – 0.3%
United Parcel Service, Inc.,
6.20%, 1/15/38		535	627,815

Airlines – 0.2%
Continental Airlines, Inc.,
7.25%, 11/10/19		376	419,584

Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39(a)		350	474,809

Capital Markets – 1.1%
Credit Suisse AG,
5.40%, 1/14/20		348	355,403
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		210	227,266
6.15%, 4/01/18		442	486,727
6.75%, 10/01/37		1,347	1,377,167
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37(c)(d)		203	20
Morgan Stanley,
7.30%, 5/13/19		270	303,922

			2,750,505

Chemicals – 0.3%
CF Industries, Inc.,
6.88%, 5/01/18		406	434,420
The Dow Chemical Co.,
9.40%, 5/15/39		203	294,640

			729,060

Commercial Banks – 2.7%
Bank of Scotland Plc,
5.00%, 11/21/11(a)		365	375,914
Barclays Bank Plc,
5.14%, 10/14/20(e)		1,075	967,229
Discover Bank,
8.70%, 11/18/19		500	588,557
HSBC Bank USA, N.A.:
4.88%, 8/24/20		534	530,832
5.88%, 11/01/34		250	247,655
HSBC Holdings Plc:
6.50%, 5/02/36		300	313,224
6.50%, 9/15/37		875	916,335
Itau Unibanco Holding SA/Cayman Island,
5.75%, 1/22/21(a)		600	598,500
Lloyds TSB Bank Plc,
5.80%, 1/13/20(a)		675	666,471
Nordea Bank AB,
4.88%, 1/27/20(a)		700	718,131
Wachovia Bank N.A.,
6.60%, 1/15/38		446	491,079

			6,413,927

Commercial Services & Supplies – 0.2%
Waste Management, Inc.,
6.13%, 11/30/39		425	454,828
Communications Equipment – 0.4%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20		370	394,050
Cisco Systems, Inc.:
5.90%, 2/15/39		371	410,884
5.50%, 1/15/40		129	134,763

			939,697

Consumer Finance – 0.1%
SLM Corp.:
5.40%, 10/25/11		56	56,988
5.13%, 8/27/12		93	94,930

			151,918

Containers & Packaging – 0.4%
Ball Corp.,
6.75%, 9/15/20		461	484,050
Bemis Co., Inc.,
6.80%, 8/01/19		461	529,675

			1,013,725

Diversified Financial Services – 4.8%
AngloGold Ashanti Holdings Plc,
6.50%, 4/15/40		638	652,205
Bank of America Corp.:
7.38%, 5/15/14		410	455,748
6.00%, 9/01/17		990	1,037,525
5.75%, 12/01/17		730	759,657
Citigroup, Inc.:
5.30%, 10/17/12		129	136,616
8.13%, 7/15/39		708	900,673
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36		1,180	1,273,083
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		850	886,823
FMR LLC,
6.45%, 11/15/39(a)		369	350,941

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
General Electric Capital Corp.:
5.88%, 2/15/12	USD	534	$561,732
5.00%, 4/10/12		23	24,130
5.88%, 1/14/38		1,692	1,756,379
Hutchison Whampoa International Ltd.,
5.75%, 9/11/19(a)		600	642,550
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19(a)		627	601,233
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16		442	442,000
JPMorgan Chase & Co.,
5.50%, 10/15/40		523	534,579
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		387	419,742

			11,435,616

Diversified Telecommunication Services – 3.6%
American Tower Corp.,
4.50%, 1/15/18		850	842,576
AT&T Inc.:
6.50%, 9/01/37		609	656,777
6.30%, 1/15/38		785	828,134
6.40%, 5/15/38		628	667,567
6.55%, 2/15/39		315	342,863
Embarq Corp.,
8.00%, 6/01/36		295	322,104
Frontier Communications Corp.,
8.50%, 4/15/20		326	356,155
Qwest Communications International, Inc.,
7.50%, 2/15/14		41	41,513
Qwest Corp.:
3.55%, 6/15/13(b)		23	24,035
6.88%, 9/15/33		350	343,875
Telecom Italia Capital SA:
6.00%, 9/30/34		232	192,518
7.20%, 7/18/36		222	208,472
Telefonica Emisiones SAU:
6.42%, 6/20/16		56	61,208
7.05%, 6/20/36		940	961,785
Verizon Communications, Inc.:
6.25%, 4/01/37		167	178,199
6.40%, 2/15/38		628	694,684
8.95%, 3/01/39		884	1,259,779
7.35%, 4/01/39		425	522,741
Windstream Corp.:
8.13%, 8/01/13		27	29,700
8.63%, 8/01/16		19	19,997

			8,554,682

Electric Utilities – 5.3%
Alabama Power Co.:
5.65%, 3/15/35		185	184,958
6.00%, 3/01/39		534	592,424
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		608	623,192
Carolina Power & Light Co.,
6.30%, 4/01/38		222	250,275
Columbus Southern Power Co.,
6.60%, 3/01/33		321	357,018
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	386,820
6.00%, 1/15/38		406	450,895
E.ON International Finance BV,
6.65%, 4/30/38(a)		663	785,849
Florida Power & Light Co.:
4.95%, 6/01/35		34	32,599
5.85%, 5/01/37		295	322,257
5.95%, 2/01/38		733	812,234
Florida Power Corp.:
6.35%, 9/15/37		112	128,492
6.40%, 6/15/38		867	1,008,132
Massachusetts Electric Co.,
5.90%, 11/15/39(a)		302	313,057
MidAmerican Energy Co.,
5.80%, 10/15/36		1,068	1,126,824
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	319,737
5.95%, 5/15/37		867	914,533
6.50%, 9/15/37		148	167,420
Niagara Mohawk Power Corp.,
4.88%, 8/15/19(a)		350	366,878
Public Service Co. of Colorado,
6.25%, 9/01/37		866	996,147
Southern California Edison Co.,
5.95%, 2/01/38		663	729,531
The Toledo Edison Co.:
7.25%, 5/01/20		315	372,349
6.15%, 5/15/37		56	57,848
Virginia Electric & Power Co.:
6.00%, 5/15/37		737	804,110
8.88%, 11/15/38		350	507,366

			12,610,945

Energy Equipment & Services – 0.7%
Baker Hughes, Inc.:
6.88%, 1/15/29		534	641,325
5.13%, 9/15/40		241	235,404
Halliburton Co.,
7.45%, 9/15/39		370	475,413
Pride International, Inc.,
6.88%, 8/15/20		353	366,238

			1,718,380

Food & Staples Retailing – 1.7%
CVS Caremark Corp.,
6.25%, 6/01/27(e)		834	917,156
Tesco Plc,
6.15%, 11/15/37(a)		525	590,864
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		277	325,433
6.20%, 4/15/38		1,897	2,159,573

			3,993,026

Food Products – 1.3%
HJ Heinz Finance Co.,
7.13%, 8/01/39(a)		719	845,485
Kraft Foods, Inc.:
6.50%, 11/01/31		424	471,635
6.88%, 2/01/38		958	1,112,295
6.50%, 2/09/40		521	583,848

			3,013,263

Health Care Equipment & Supplies – 0.9%
CareFusion Corp.,
6.38%, 8/01/19		719	812,319
Covidien International Finance SA,
6.55%, 10/15/37		1,197	1,421,028

			2,233,347

Health Care Providers & Services – 0.5%
HCA, Inc.,
7.25%, 9/15/20		491	513,095
UnitedHealth Group, Inc.:
5.80%, 3/15/36		52	52,756
5.70%, 10/15/40		409	407,226

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Health Care Providers & Services (concluded)
WellPoint, Inc.,
6.38%, 6/15/37	USD	203	$221,591

			1,194,668

Hotels, Restaurants & Leisure – 0.3%
Yum! Brands, Inc.:
5.30%, 9/15/19		442	468,153
6.88%, 11/15/37		315	357,497

			825,650

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.,
7.60%, 4/01/32		700	792,203
NRG Energy, Inc.,
7.38%, 2/01/16		15	15,375

			807,578

Insurance – 2.3%
American International Group, Inc.,
6.40%, 12/15/20		340	356,731
Hartford Life Global Funding Trusts,
0.48%, 6/16/14(b)		682	662,265
International Lease Finance Corp.,
8.25%, 12/15/20		241	248,230
Lincoln National Corp.:
6.30%, 10/09/37		57	57,361
7.00%, 6/15/40		354	384,965
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)		406	543,401
MetLife, Inc.,
4.75%, 2/08/21		500	510,512
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)		424	551,002
Prudential Financial, Inc.,
6.63%, 12/01/37		1,304	1,449,550
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		554	648,181

			5,412,198

IT Services – 0.2%
International Business Machines Corp.,
5.60%, 11/30/39		457	497,915

Media – 5.8%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		89	101,273
Comcast Corp.:
7.05%, 3/15/33		19	21,705
6.50%, 11/15/35		15	16,122
6.95%, 8/15/37		1,339	1,514,500
6.40%, 5/15/38		922	985,309
Cox Communications, Inc.:
6.95%, 6/01/38(a)		296	329,273
8.38%, 3/01/39(a)		818	1,060,055
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.00%, 8/15/40		406	407,596
Discovery Communications LLC,
6.35%, 6/01/40		351	379,108
Grupo Televisa SA,
6.63%, 1/15/40		609	659,512
NBC Universal, Inc.,
5.95%, 4/01/41(a)		1,104	1,103,887
News America Holdings, Inc.,
8.15%, 10/17/36		34	41,649
News America, Inc.:
7.63%, 11/30/28		48	55,936
6.40%, 12/15/35		185	198,765
6.65%, 11/15/37		1,260	1,395,565
6.90%, 8/15/39		479	548,416
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	518,991
6.75%, 11/09/39		498	495,696
TCI Communications, Inc.,
8.75%, 8/01/15	USD	74	91,086
Thomson Reuters Corp.,
5.85%, 4/15/40		387	409,424
Time Warner Cable, Inc.:
5.00%, 2/01/20		315	324,178
6.55%, 5/01/37		958	1,025,726
7.30%, 7/01/38		222	259,588
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	14,541
6.95%, 1/15/28		406	456,979
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		19	23,857
Time Warner, Inc.:
7.63%, 4/15/31		12	14,588
7.70%, 5/01/32		571	697,015
6.50%, 11/15/36		442	483,081
6.10%, 7/15/40		332	348,363

			13,981,784

Metals & Mining – 1.1%
Anglo American Capital Plc,
9.38%, 4/08/19(a)		585	786,904
Barrick North America Finance LLC,
7.50%, 9/15/38		406	508,652
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	228,318
7.13%, 7/15/28		140	171,832
Southern Copper Corp.,
6.75%, 4/16/40		516	534,316
Teck Resources Ltd.,
6.00%, 8/15/40		480	507,498

			2,737,520

Multiline Retail – 0.3%
Target Corp.:
6.50%, 10/15/37		150	174,909
7.00%, 1/15/38		525	643,616

			818,525

Multi-Utilities – 0.1%
Sempra Energy,
6.00%, 10/15/39		277	292,679

Oil, Gas & Consumable Fuels – 5.6%
Anadarko Petroleum Corp.,
6.45%, 9/15/36		1,161	1,157,969
Apache Corp.,
5.10%, 9/01/40		222	215,703
Arch Western Finance LLC,
6.75%, 7/01/13		21	21,210
Canadian Natural Resources Ltd.:
6.25%, 3/15/38		719	794,445
6.75%, 2/01/39		535	638,663
Cenovus Energy, Inc.,
6.75%, 11/15/39		730	850,446
Chesapeake Energy Corp.,
6.63%, 8/15/20		332	327,020
ConocoPhillips,
5.90%, 10/15/32		590	648,291
DCP Midstream LLC,
5.35%, 3/15/20(a)		516	534,801
El Paso Natural Gas Co.,
8.63%, 1/15/22		590	718,808
EnCana Corp.:
6.30%, 11/01/11		52	54,357
6.63%, 8/15/37		315	344,499
Enterprise Products Operating LLC:
5.25%, 1/31/20		847	881,041
6.45%, 9/01/40		700	755,618
Kinder Morgan Energy Partners LP,
6.50%, 9/01/39		866	894,608
Nexen, Inc.,
7.50%, 7/30/39		200	217,499
ONEOK Partners LP,
6.65%, 10/01/36		203	220,137

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Overseas Shipholding Group, Inc.,
7.50%, 2/15/24	USD	12	$10,410
Shell International Finance BV,
6.38%, 12/15/38		527	624,616
Statoil ASA,
5.25%, 4/15/19		608	677,248
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28		12	12,689
TransCanada PipeLines Ltd.,
7.63%, 1/15/39		590	762,911
Transocean, Inc.,
6.80%, 3/15/38		571	585,196
Valero Energy Corp.,
6.63%, 6/15/37		738	749,537
The Williams Cos., Inc.,
7.50%, 1/15/31		197	221,241
Williams Partners LP:
5.25%, 3/15/20		442	458,177
6.30%, 4/15/40		129	134,274

			13,511,414

Paper & Forest Products – 0.7%
International Paper Co.:
7.95%, 6/15/18		348	414,107
7.50%, 8/15/21		977	1,153,997
7.30%, 11/15/39		5	5,697

			1,573,801

Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co.,
6.13%, 5/01/38		22	25,410
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		738	872,246
Merck & Co, Inc.,
6.55%, 9/15/37		958	1,167,142
Roche Holdings, Inc.,
7.00%, 3/01/39(a)		425	535,913
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		867	976,230
Wyeth:
6.00%, 2/15/36		148	164,485
5.95%, 4/01/37		1,216	1,345,658

			5,087,084

Software – 0.5%
Oracle Corp.:
5.75%, 4/15/18		258	295,138
6.13%, 7/08/39		296	332,174
5.38%, 7/15/40(a)		550	556,937

			1,184,249

Specialty Retail – 0.3%
The Home Depot, Inc.:
5.88%, 12/16/36		351	365,092
5.40%, 9/15/40		277	269,000

			634,092

Tobacco – 0.3%
Altria Group, Inc.,
9.95%, 11/10/38		442	622,836
Philip Morris International, Inc.,
6.38%, 5/16/38		38	44,106

			666,942

Wireless Telecommunication Services – 1.5%
Alltel Corp.,
7.88%, 7/01/32		792	1,011,909
America Movil SAB de CV:
5.00%, 10/16/19		350	364,281
6.13%, 11/15/37		554	591,940
Rogers Communications, Inc.:
7.50%, 3/15/15		19	22,542
7.50%, 8/15/38		315	393,319
SBA Tower Trust,
4.25%, 4/15/15(a)		663	686,078
Vodafone Group Plc,
6.15%, 2/27/37		376	402,508

			3,472,577

Total Corporate Bonds – 46.7%			111,758,972

CDP Financial, Inc.,
4.40%, 11/25/19(a)		950	965,842
EDF SA,
5.60%, 1/27/40(a)		414	425,996
Petrobras International Finance Co.,
6.88%, 1/20/40		1,381	1,450,607

Total Foreign Agency Obligations – 1.2%			2,842,445

Foreign Government Obligations
Brazil – 0.8%
Federative Republic of Brazil,
7.13%, 1/20/37		1,621	1,933,044

Indonesia – 0.2%
Republic of Indonesia,
5.88%, 3/13/20(a)		525	576,188

Israel – 0.1%
AID-Israel,
5.50%, 9/18/23		240	275,488

Mexico – 0.2%
United Mexican States,
6.05%, 1/11/40		376	384,460

Peru – 0.1%
Republic of Peru,
5.63%, 11/18/50		325	300,625

Total Foreign Government Obligations – 1.4%			3,469,805

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 2.2%
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 3/25/40(a)(b)		1,314	1,365,771
Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1,
5.00%, 8/25/19		72	73,538
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1,
2.63%, 10/25/35(b)		901	788,876
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17,
6.00%, 6/25/35		366	339,048
Credit Suisse Mortgage Capital Certificates: Series 2009-13R, Class 3A1,
5.43%, 11/26/36(a)(b)		372	365,979
Series 2009-16R, Class 2A1,
5.54%, 1/26/37(a)(b)		1,024	1,008,837
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		300	288,744
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.44%, 12/25/36(b)		172	129,103

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Structured Asset Securities Corp., Series 2005-5, Class 2A4,
5.50%, 4/25/35	USD	832	$797,420

			5,157,316

Commercial Mortgage-Backed Securities – 2.7%
Banc of America Commercial Mortgage, Inc.:
Series 2002-2, Class A3, 5.12%, 7/11/43		200	206,043
Series 2002-PB2, Class A4, 6.19%, 1/11/12		200	206,914
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2,
5.56%, 10/15/48		1,684	1,735,690
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A2,
5.00%, 6/10/44		104	104,275
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CKN5, Class A4, 5.44%, 9/15/34		800	813,149
Series 2002-CP5, Class A2, 4.94%, 12/15/35		280	293,887
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A2,
6.22%, 12/12/33		262	268,648
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3,
4.58%, 6/10/48		180	183,670
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB,
4.62%, 8/10/42		173	178,928
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2,
5.05%, 12/12/34		1,280	1,348,277
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
4.89%, 9/15/30		768	782,561
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2,
4.78%, 3/15/42		410	410,234

			6,532,276

Total Non-Agency Mortgage-Backed Securities – 4.9%			11,689,592

	Par (000)/ Shares
Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Credit Suisse Guernsey,
5.86%(b)(f)		118	111,510
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(f)		15	2

			111,512

Commercial Banks – 0.4%
Royal Bank of Scotland Group Plc,
7.64%(b)(f)		800	532,000
USB Capital XIII Trust,
6.63%, 12/15/39		516	527,058

			1,059,058

Consumer Finance – 0.3%
Capital One Capital V,
10.25%, 8/15/39		667	713,690

Diversified Financial Services – 0.9%
JPMorgan Chase & Co.,
7.90%(b)(f)		314	$333,779
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		1,358	1,400,222
ZFS Finance USA Trust V,
6.50%, 5/09/37(a)(b)		370	360,750

			2,094,751

Insurance – 1.3%
The Allstate Corp.,
6.50%, 5/15/57(b)		663	664,658
Chubb Corp.,
6.38%, 3/29/67(b)		56	58,380
Lincoln National Corp.,
7.00%, 5/17/66(b)		628	612,300
6.05%, 4/20/67(b)		236	217,710
MetLife, Inc.,
6.40%, 12/15/36		1,142	1,073,480
New York Life Insurance Co.,
6.75%, 11/15/39(a)		461	543,564
Reinsurance Group of America, Inc.,
6.75%, 12/15/65(b)		37	34,258

			3,204,350

Total Capital Trusts – 3.0%			7,183,361

Preferred Stocks
Diversified Financial Services – 0.4%
Citigroup Capital XIII,
0.05%		37	990,934

Total Preferred Securities – 3.4%			8,174,295

	Par (000)
Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)	USD	19	15,507
Chicago Transit Authority RB,
6.20%, 12/01/40		390	357,700
City of Chicago, IL RB,
6.74%, 11/01/40		875	862,944
City of New York GO,
5.85%, 6/01/40		370	359,070
Dallas Area Rapid Transit RB,
6.00%, 12/01/44		240	251,448
Los Angeles Department of Airports RB,
6.58%, 5/15/39		520	505,570
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39		755	661,931
6.57%, 7/01/45		780	798,790
Metropolitan Transportation Authority, New York RB:
7.34%, 11/15/39		925	1,025,104
6.69%, 11/15/40		700	706,916
Municipal Electric Authority of Georgia RB,
6.64%, 4/01/57		1,197	1,174,389
New Jersey State Turnpike Authority RB,
7.41%, 1/01/40		371	409,280
New Jersey Transportation Trust Fund Authority RB,
5.75%, 12/15/28		130	127,067
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42		500	499,550

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39	USD	500	$489,505
Port Authority of New York & New Jersey RB,
5.65%, 11/01/40		430	411,910
Salt River Project Agricultural Improvement & Power District RB,
4.84%, 1/01/41		500	459,250
State of California GO:
7.55%, 4/01/39		1,330	1,384,011
7.30%, 10/01/39		575	583,251
7.35%, 11/01/39		225	229,599
7.60%, 11/01/40		435	455,619
State of Illinois GO:
5.10%, 6/01/33		520	391,300
6.73%, 4/01/35		575	530,462
University of California RB,
6.55%, 5/15/48		500	491,425

Total Taxable Municipal Bonds – 5.5%			13,181,598

U.S. Government Sponsored Agency Securities
Agency Obligations – 2.8%
Fannie Mae:
5.31%, 10/09/19(g)(h)		3,385	2,137,367
7.13%, 1/15/30(e)		1,985	2,628,106
7.25%, 5/15/30		266	358,190
5.63%, 7/15/37		369	414,673
Federal Home Loan Bank,
5.25%, 12/09/22		245	275,534
Small Business Administration Participation Certificates, Series 2004-P10A, Class 1,
4.50%, 2/01/14		41	43,311
Tennessee Valley Authority,
5.25%, 9/15/39		823	870,089

			6,727,270

Collateralized Mortgage Obligations – 0.1%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		237	256,117
Series 2005-80, Class PB, 5.50%, 4/25/30		39	39,424

			295,541

Mortgage-Backed Securities – 0.5%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/31		7	7,528
2.69%, 1/01/35(b)		105	109,691
2.71%, 2/01/35(b)		458	476,256
5.00%, 1/01/41(i)		100	105,094
5.50%, 1/01/41(i)		100	107,000
6.00%, 1/01/41(i)		100	108,688
Freddie Mac Mortgage-Backed Securities,
7.00%, 12/01/29-4/01/32		16	18,343
Ginnie Mae Mortgage-Backed Securities:
7.00%, 9/15/31-5/15/32		30	34,405
5.50%, 4/15/33-8/15/33		42	46,171
1.88%, 5/20/34(b)		95	96,771

			1,109,947

Total U.S. Government Sponsored Agency Securities – 3.4%			8,132,758

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.88%, 2/15/21		4,050	5,649,750
7.25%, 8/15/22		3,285	4,440,909
6.13%, 11/15/27		12,400	15,577,500
5.25%, 2/15/29(j)		5,063	5,806,972
4.50%, 2/15/36		6,647	6,881,408
3.50%, 2/15/39		4,051	3,490,479
4.38%, 11/15/39		2,817	2,832,064
3.88%, 8/15/40		12,446	11,463,660
U.S. Treasury Notes:
1.75%, 7/31/15(g)		2,628	2,619,391
2.63%, 8/15/20-11/15/20		6,097	5,769,852
U.S. Treasury Strips,
0.00%, 11/15/27-11/15/39		16,225	6,101,016

Total U.S. Treasury Obligations – 29.5%			70,633,001

Total Long-Term Investments (Cost – $230,340,610) – 99.6%			238,434,024

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(k)(l)		6,072,988	6,072,988

Total Short-Term Securities (Cost – $6,072,988) – 2.6%			6,072,988

	National Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.	USD	1,000	186,915
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		1,900	24,585
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		2,000	58,292
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		6,400	198,849
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker, Deutsche Bank AG		7,700	242,911
Receive a fixed rate of 4.040% and pay a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc		10,000	521,853
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		4,100	264,383
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		1,700	106,104
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		1,400	81,625
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		6,900	544,802

			2,230,319

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG	USD	1,900	$135,881
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		2,000	94,022
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		6,400	435,027
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker, Deutsche Bank AG		7,700	519,664
Pay a fixed rate of 4.040% and receive a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc		10,000	105,654
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		4,100	28,771
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		1,700	57,335
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		1,400	94,409
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		6,900	402,685
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.		1,000	1,647

			1,875,095

Total Options Purchased (Cost – $4,171,733) – 1.7%			4,105,414

Total Investments Before Options Written (Cost – $240,585,331*) – 103.9%			248,612,426

Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		3,700	(1,970)
Pay a fixed rate of 3.770% and receive a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc		8,000	(284,074)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG		2,100	(69,143)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		1,400	(52,352)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		2,200	(85,073)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		2,900	(103,592)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		1,200	(50,391)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		2,600	(138,804)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		5,000	(267,807)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		5,000	(208,607)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,000	(92,234)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		2,000	(98,087)
Pay a fixed rate of 4.495% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,000	(221,910)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		4,500	(377,546)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		2,500	(323,719)

			(2,375,309)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		8,800	(228,139)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		3,200	(82,960)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		3,200	(65,434)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		3,700	(208,605)
Receive a fixed rate of 3.770% and pay a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc		8,000	(158,363)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG		2,100	(155,368)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		1,400	(55,562)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		2,200	(84,917)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG	USD	2,900	$(203,247)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		6,100	(337,801)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		1,200	(75,977)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		2,600	(28,315)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		5,000	(53,748)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		5,000	(379,557)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,000	(117,995)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		2,000	(90,215)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		5,900	(271,218)
Receive a fixed rate of 4.495% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,000	(59,129)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		4,500	(173,488)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		2,500	(4,283)

			(2,834,321)

Total Options Written (Premiums Received – $4,753,644) – (2.2)%			(5,209,630)

Total Investments Net of Options Written – 101.7%			243,402,796
Liabilities in Excess of Other Assets – (1.7)%			(3,969,898)

Net Assets – 100.0%			$239,432,898

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$241,188,662

Gross unrealized appreciation	$12,221,943
Gross unrealized depreciation	(4,798,179)

Net unrealized appreciation	$7,423,764

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	$107,000	$(63)
JPMorgan Chase Bank, N.A.	$105,094	$(531)
Morgan Stanley Capital Services, Inc.	$108,687	$309

(j)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,515,742	4,557,246	6,072,988	$5	$2,029

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.27%	11/16/10	Open	$6,021,074	$6,018,998

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,313,988	CAD	1,324,500	Citibank, N.A.	1/19/11	$(17,617)
USD	68,459	EUR	50,000	Deutsche Bank AG	1/28/11	1,646

Total						$(15,971)

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
37	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$8,099,531	$12,929
15	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$1,765,781	1,435
197	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$24,058,625	(533,383)
101	Ultra Treasury Bonds	Chicago Board Options	March 2011	$12,836,469	(108,968)

Total					$(627,987)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
173	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$20,835,688	$21,720

• Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.79%(a)	3-month LIBOR	Deutsche Bank AG	7/26/12	USD	8,800	$(51,223)
0.85%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	7/28/12	USD	2,200	(15,176)
0.60%(a)	3-month LIBOR	Citibank, N.A.	10/01/12	USD	17,200	9,841
2.14%(a)	3-month LIBOR	Deutsche Bank AG	12/22/15	USD	10,400	4,203
2.12%(a)	3-month LIBOR	Deutsche Bank AG	12/23/15	USD	4,700	6,895
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	200	292

Total						$(45,168)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	230	$10,027
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	B	USD	590	24,409
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	44,333

Total							$78,769

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities. .	–	$8,551,558	–	$8,551,558
Corporate Bonds	–	111,758,972	–	111,758,972
Foreign Agency Obligations	–	2,842,445	–	2,842,445
Foreign Government Obligations	–	3,469,805	–	3,469,805
Non-Agency Mortgage-Backed Securities.	–	10,314,776	$1,374,816	11,689,592
Preferred Securities.	$990,934	7,183,361	–	8,174,295
Taxable Municipal Bonds .	–	13,181,598	–	13,181,598
U.S. Government Sponsored Agency Securities.	–	8,132,758	–	8,132,758
U.S. Treasury Obligations .	–	70,633,001	–	70,633,001
Short-Term Securities.	6,072,988	–	–	6,072,988

Total	$7,063,922	$236,068,274	$1,374,816	$244,507,012

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$78,769	–	$78,769
Foreign currency exchange contracts .	–	1,646	–	1,646
Interest rate contracts.	$36,084	4,126,645	–	4,162,729
Liabilities:
Foreign currency exchange contracts .	–	(17,617)	–	(17,617)
Interest rate contracts.	(642,351)	(5,276,029)	–	(5,918,380)

Total	$(606,267)	$(1,086,586)	–	$(1,692,853)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Non-Agency Mortgage-Backed Securities
Assets:
Balance, as of September 30, 2010	$1,770,718
Accrued discounts/premiums	264
Realized gain/loss	286
Change in unrealized appreciation/depreciation[2]	(384,397)
Purchases	–
Sales	(12,055)
Transfers in3	–
Transfers out[3]	–

Balance, as of December 31, 2010	$1,374,816

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(384,397).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2,
4.98%, 7/01/13	USD	207	$217,090
Ally Auto Receivables Trust, Series 2010-5, Class A2,
0.80%, 3/15/13		14,000	13,996,811
AmeriCredit Automobile Receivables Trust:
Series 2007-AX, Class A4, 0.31%, 10/06/13(a)		5,304	5,265,146
Series 2008-2, Class A2, 4.27%, 8/06/12(a)		796	798,795
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2,
0.69%, 4/25/35(a)		2,656	2,581,311
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(b)		330	332,890
Bear Stearns Asset-Backed Securities Trust:
Series 2006-HE10, Class 21A1, 0.32%, 12/25/36(a)		1,283	1,190,027
Series 2007-HE3, Class 1A1, 0.37%, 4/25/37(a)		1,894	1,823,584
BNC Mortgage Loan Trust, Series 2006-2, Class A3,
0.37%, 11/25/36(a)		4,710	4,432,934
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.29%, 5/15/13(a)		7,223	7,183,143
Series 2007-A, Class A4, 0.27%, 11/15/13(a)		983	975,708
Series 2007-B, Class A4, 0.29%, 4/15/14(a)		5,781	5,751,278
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8,
0.39%, 8/15/14(a)		11,480	11,458,841
CarMax Auto Owner Trust, Series 2008-2, Class A3B,
1.65%, 10/15/12(a)		2,057	2,065,013
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.37%, 2/25/37(a)		80	75,195
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/01/14		3,080	3,166,835
Chester Asset Receivables Dealings, Series 2006-A1, Class A,
0.80%, 5/15/13(a)	GBP	5,100	7,933,328
Chrysler Financial Auto Securitization Trust,
Series 2009-A, Class A3, 2.82%, 1/15/16	USD	3,503	3,558,883
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		18,325	18,552,102
Series 2009-A12, Class A12, 3.35%, 8/15/16(b)		3,655	3,737,243
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19		459	470,183
Series 1995-5, Class M1, 7.65%, 9/15/26(a)		224	228,123
Series 1996-8, Class A6, 7.60%, 10/15/27(a)		968	1,028,698
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36(a)		6,770	5,431,456
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		2,153	1,968,465
Series 2007-1, Class 2A1, 0.30%, 7/25/37(a)		83	80,676
Series 2007-3, Class 2A1, 0.35%, 9/25/29(a)		4,286	4,107,957
Series 2007-4, Class A1A, 0.38%, 2/25/27(a)		3,919	3,789,660
Series 2007-5, Class 2A1, 0.35%, 9/25/47(a)		96	93,017
Series 2007-6, Class 2A1, 0.35%, 9/25/37(a)		176	168,842
Series 2007-10, Class 2A1, 0.30%, 6/25/47(a)		6,792	6,578,259
Series 2007-12, Class 2A1, 0.61%, 5/25/29(a)		2,999	2,858,327
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		9,921	10,163,403
Ford Credit Auto Lease Trust, Series 2010-B, Class A4,
1.04%, 1/15/13(b)		7,700	7,663,776
Ford Credit Auto Owner Trust:
Series 2006-B, Class D, 7.12%, 2/15/13(b)		4,025	4,069,225
Series 2006-C, Class A4B, 0.29%, 2/15/12(a)		2,227	2,226,608
Series 2009-A, Class A3B, 2.75%, 5/15/13(a)		12,856	13,003,632
Series 2009-D, Class A2, 1.21%, 1/15/12		349	348,607
Series 2009-D, Class A3, 2.17%, 10/15/13		11,265	11,392,417
Series 2009-D, Class A4, 2.98%, 8/15/14		5,380	5,574,031
Ford Credit Floorplan Master Owner Trust:
Series 2006-4, Class A, 0.51%, 6/15/11(a)		12,630	12,593,421
Series 2010-1, Class A, 1.91%, 12/15/14(a)(b)		4,410	4,490,856
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	6,299	8,489,653
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A,
4.25%, 1/15/22(b)	USD	4,555	4,578,513
GSAA Trust, Series 2004-11, Class 2A2,
0.57%,12/25/34(a)		2,027	1,781,723
Heller Financial, Series 1998-1, Class A,
0.92%, 7/15/24(a)(b)		1,100	539,175
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.31%, 5/25/37(a)		1,755	1,699,305
Series 2007-2, Class 2A1, 0.37%, 7/25/37(a)		691	672,606
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
2.29%,1/15/24(a)(b)		273	202,677
Indymac Residential Asset-Backed Trust, Series 2007-A, Class 2A1,
0.38%, 4/25/47(a)		33	32,659
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4,
0.50%,10/25/35(a)		279	270,832
MBNA Credit Card Master Note Trust, Series 2004-A9, Class A9,
0.96%, 2/20/14(a)	EUR	3,385	4,456,414
Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2A,
0.30%, 11/25/36(a)	USD	4	4,488
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A,
0.50%, 6/17/13 (a)(b)		4,875	4,863,578
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3,
3.20%, 2/15/13		6,407	6,493,877
NovaStar Home Equity Loan, Series 2007-2, Class A2A,
0.34%, 9/25/37(a)		918	899,236

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ocwen Advance Receivables Backed Notes, Series 2010-1A,
3.59%, 2/15/12(b)	USD 4,250	$4,255,313
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)	842	589,493
PSE&G Transition Funding LLC, Series 2001-1, Class A5,
6.45%, 3/15/13	292	295,439
Residential Asset Mortgage Products, Inc.:
Series 2007-RS2, Class A1, 0.38%, 7/25/29(a)	1,724	1,666,773
Series 2007-RZ1, Class A1, 0.33%, 2/25/37(a)	14	14,343
Residential Asset Securities Corp., Series 2007-KS3, Class AI1,
0.37%, 4/25/37(a)	258	252,656
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	8,695	8,883,599
Series 2010-A, Class A2, 1.37%, 8/15/13(b)	11,015	11,056,371
Series 2010-B, Class A3, 1.31%, 2/17/14(b)	8,410	8,412,187
SLC Student Loan Trust, Series 2006-A, Class A4,
0.41%, 1/15/19(a)	5,100	4,869,107
SLM Student Loan Trust:
Series 2004-10, Class A4A, 0.90%, 7/27/20(a)(b)	5,439	5,440,779
Series 2005-8, Class A2, 0.38%, 7/25/22(a)	6,252	6,236,906
Series 2006-5, Class A3, 0.32%, 10/25/19(a)	198	197,262
Series 2008-5, Class A2, 1.39%, 10/25/16(a)	15,455	15,648,027
Series 2008-5, Class A3, 1.59%, 1/25/18(a)	16,250	16,701,180
Series 2009-B, Class A1, 6.26%, 7/15/42(a)(b)	3,151	3,053,628
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)	6,213	6,214,550
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1, 1.11%, 8/25/31(a)	1,845	1,834,024
Series 2007-OPT3, Class 2A1, 0.32%, 8/25/37(a)	405	403,379
Structured Asset Securities Corp., Series 2007-WF1, Class A2,
0.35%, 2/25/37(a)	39	38,722
SWB Loan-Backed Certificates, Series 1998-1, Class AV,
1.00%, 9/15/24(a)(b)	1,646	1,452,859
Wells Fargo Home Equity Trust, Series 2007-2, Class A1,
0.35%, 4/25/37(a)	2,563	2,496,746

Total Asset-Backed Securities – 19.1%		328,423,875

Corporate Bonds
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc.,
6.40%,12/15/11(b)	7,960	8,376,268
Northrop Grumman Systems Corp.,
7.13%, 2/15/11	6,025	6,067,217

		14,443,485

Airlines – 2.4%
Air Canada,
9.25%, 8/01/15(b)	4,340	4,557,000
American Airlines, Inc.,
10.50%, 10/15/12	8,220	9,011,175
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 11/01/20	1,488	1,495,227
Series 2007-1, Class C, 7.34%, 4/19/14	5,854	5,854,471
Continental Airlines, Inc.,
6.75%, 9/15/15(b)	3,600	3,708,000
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 1/02/23	3,887	3,925,936
Series 2002-1, Class G-2, 6.42%, 7/02/12	5,730	5,930,550
UAL Pass-Through Trust, Series 2007-1, Class A,
6.37%, 7/02/22	1,534	1,537,346
United Air Lines, Inc.,
12.75%, 7/15/12	4,591	5,130,125

		41,149,830

Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	10,145	10,467,733
2.50%, 3/26/13	12,135	12,417,818

		22,885,551

Capital Markets – 2.4%
The Bank of New York Mellon Corp.,
0.40%, 3/23/12(a)	110	109,863
Credit Suisse New York:
5.50%, 5/01/14	150	164,498
3.50%, 3/23/15	7,222	7,397,502
Credit Suisse USA, Inc.,
6.13%, 11/15/11	4,437	4,648,933
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14	9,030	9,947,791
5.00%, 10/01/14	5,953	6,377,901
Morgan Stanley:
6.60%, 4/01/12	4,040	4,304,491
4.00%, 7/24/15	9,150	9,197,443

		42,148,422

Commercial Banks – 2.2%
Amsouth Bank N.A.,
5.20%, 4/01/15	1,575	1,517,906
City National Corp.,
5.13%, 2/15/13	3,345	3,500,703
Depfa ACS Bank,
5.50%, 6/28/11(b)	5,100	5,180,294
North Fork Bancorp., Inc.,
5.88%, 8/15/12	3,725	3,924,947
Regions Financial Corp.:
6.38%, 5/15/12	4,010	4,085,187
4.88%, 4/26/13	11,750	11,456,250
Standard Chartered Plc,
3.85%, 4/27/15(b)	7,780	8,010,023

		37,675,310

Computers & Peripherals – 0.0%
Hewlett-Packard Co.,
2.25%, 5/27/11	715	721,183

Consumer Finance – 1.2%
American Express Bank FSB,
5.50%, 4/16/13	7,668	8,264,517
American Express Credit Corp.,
7.30%, 8/20/13	3,925	4,422,918
Capital One Financial Corp.,
6.25%, 11/15/13	6,545	7,183,569

		19,871,004

Containers & Packaging – 0.2%
Temple-Inland, Inc.:
7.88%, 5/01/12	1,715	1,834,746
6.63%, 1/15/16	1,490	1,562,289

		3,397,035

Diversified Financial Services – 7.5%
Ally Financial, Inc.,
8.30%, 2/12/15	2,275	2,502,500
Bank of America Corp.:
6.25%, 4/15/12	3,680	3,876,262
4.50%, 4/01/15	2,416	2,455,465

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
The Bear Stearns Cos. LLC,
6.95%, 8/10/12	USD	5,770	$6,295,047
BP Capital Markets Plc:
3.13%, 3/10/12		1,975	2,019,518
5.25%, 11/07/13		11,174	12,101,587
Chester Asset Receivables Dealings No. 12 Plc, Series A,
6.00%, 1/18/11	GBP	12,610	19,682,132
Citigroup, Inc.,
0.84%, 8/10/11(a)		8,005	12,322,167
FCE Bank Plc:
7.88%, 2/15/11		6,300	9,846,816
7.13%, 1/16/12	EUR	5,800	7,944,356
General Electric Capital Corp.,
2.80%,1/08/13(c)	USD	15,246	15,586,016
JPMorgan Chase & Co.:
4.60%, 1/17/11		10,000	10,013,020
4.75%, 5/01/13		3,141	3,362,868
MBNA America European Structured Offerings No. 7,
5.45%, 4/19/11		5,080	6,850,848
Novus USA Trust, Series 2010-1,
1.53%,11/28/11(a)(b)		5,000	5,000,000
Volkswagen International Finance NV,
1.63%, 8/12/13(b)		8,270	8,265,757

			128,124,359

Diversified Telecommunication Services – 1.8%
Qwest Corp.,
8.88%, 3/15/12		8,735	9,444,719
Telefonica Emisiones SAU:
5.98%, 6/20/11		75	76,663
2.58%, 4/26/13		13,490	13,500,859
TELUS Corp.,
8.00%, 6/01/11		1,238	1,271,760
Windstream Corp.,
8.13%, 8/01/13		5,490	6,039,000

			30,333,001

Electric Utilities – 1.5%
Duke Energy Ohio, Inc.,
5.70%, 9/15/12		3,175	3,418,453
Florida Power Corp.,
6.65%, 7/15/11		9,965	10,277,482
Great Plains Energy, Inc.,
2.75%, 8/15/13		3,670	3,707,383
MidAmerican Energy Co.,
5.13%, 1/15/13		60	64,522
NextEra Energy Capital Holdings, Inc.,
5.63%, 9/01/11		1,943	2,002,611
Progress Energy, Inc.,
7.10%, 3/01/11		2,874	2,903,234
PSEG Power LLC,
7.75%, 4/15/11		2,215	2,257,978
Rochester Gas & Electric Corp.,
6.95%, 4/01/11		1,676	1,701,254

			26,332,917

Food & Staples Retailing – 0.4%
CVS Caremark Corp.,
5.75%, 8/15/11		6,579	6,783,035

Food Products – 1.3%
Kraft Foods, Inc.,
6.00%, 2/11/13		4,375	4,790,870
Nabisco, Inc.,
7.55%, 6/15/15		5,675	6,694,565
Tyson Foods, Inc.,
10.50%, 3/01/14		3,211	3,797,007
WM Wrigley Jr. Co.,
2.45%, 6/28/12(b)		7,550	7,603,545

			22,885,987

Health Care Equipment & Supplies – 1.2%
CareFusion Corp.,
4.13%, 8/01/12		14,820	15,440,543
Covidien International Finance SA,
5.45%,10/15/12		4,640	5,001,312

			20,441,855

Health Care Providers & Services – 0.3%
HCA, Inc.,
9.13%, 11/15/14		4,542	4,763,423

Hotels, Restaurants & Leisure – 0.7%
MGM Resorts International,
13.00%,11/15/13(d)		6,725	7,952,313
Starwood Hotels & Resorts Worldwide, Inc.,
7.88%, 10/15/14		1,965	2,230,275
Wyndham Worldwide Corp.,
9.88%, 5/01/14		1,211	1,418,073

			11,600,661

Household Durables – 0.5%
Toll Brothers Finance Corp.,
4.95%, 3/15/14		8,400	8,602,062

Household Products – 0.5%
Newell Rubbermaid, Inc.,
5.50%, 4/15/13		7,786	8,377,713

Insurance – 3.3%
The Allstate Corp.,
6.20%, 5/16/14(d)		3,525	3,986,444
American International Group, Inc.,
3.65%,1/15/14		10,250	10,425,029
Lincoln National Corp.,
4.30%, 6/15/15		7,760	7,993,848
Metropolitan Life Global Funding I:
2.20%, 6/10/11(a)(b)		7,175	7,235,134
2.88%, 9/17/12(b)(c)		9,875	10,121,223
5.13%, 4/10/13(b)		3,761	4,049,536
5.13%, 6/10/14(b)		642	698,333
New York Life Global Funding,
2.25%,12/14/12(b)		95	97,323
Prudential Financial, Inc.:
3.63%, 9/17/12		4,040	4,192,773
2.75%, 1/14/13		4,010	4,083,195
XL Capital Finance Europe Plc,
6.50%, 1/15/12		3,500	3,615,213

			56,498,051

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.:
4.45%, 9/14/12		9,764	10,199,650
5.50%, 9/14/15		1,350	1,466,361
Life Technologies Corp.,
3.38%, 3/01/13		7,450	7,618,750

			19,284,761

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14		3,735	4,499,599

Media – 3.0%
CCH II LLC/CCH II Capital Corp.,
13.50%,11/30/16		8,443	10,068,277
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		682	741,675
9.25%, 12/15/17		2,728	2,987,160
COX Communications, Inc.,
5.45%, 12/15/14		5,664	6,235,362
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		8,285	8,174,528
NBC Universal, Inc.,
2.10%, 4/01/14(b)		8,880	8,853,689
Rainbow National Services LLC,
8.75%, 9/01/12(b)		2,555	2,561,388
Time Warner Cable, Inc.:
5.40%, 7/02/12		5,275	5,600,104
6.20%, 7/01/13		6,130	6,808,174

			52,030,357

Metals & Mining – 2.6%
Anglo American Capital Plc,
2.15%, 9/27/13(b)		6,223	6,276,505

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/01/15	USD	12,815	$13,503,806
8.38%, 4/01/17		8,834	9,772,613
Rio Tinto Finance USA Ltd.,
8.95%, 5/01/14		6,750	8,172,360
Steel Dynamics, Inc.,
7.38%, 11/01/12		3,550	3,745,250
Teck Resources Ltd.,
10.75%, 5/15/19		2,370	3,081,000

			44,551,534

Multiline Retail – 0.4%
Dollar General Corp.,
10.63%, 7/15/15		6,635	7,215,563

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., Series B,
6.85%, 6/01/15		3,260	3,726,330

Oil, Gas & Consumable Fuels – 2.1%
Anadarko Petroleum Corp.,
5.95%, 9/15/16		3,915	4,205,841
Arch Coal, Inc.,
7.25%, 10/01/20		2,120	2,236,600
Chesapeake Energy Corp.,
7.63%, 7/15/13		4,855	5,261,606
Consolidated Natural Gas Co.,
6.25%,11/01/11		40	41,692
Enterprise Products Operating LLC:
7.50%, 2/01/11		2,520	2,531,133
4.60%, 8/01/12		5,786	6,072,621
6.13%, 2/01/13		4,295	4,627,184
6.38%, 2/01/13		2,350	2,562,038
Rockies Express Pipeline LLC,
6.25%, 7/15/13(b)		4,715	5,091,931
Southeast Supply Header LLC,
4.85%, 8/15/14(b)		3,955	4,146,944

			36,777,590

Paper & Forest Products – 0.8%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		3,170	3,321,732
5.63%, 4/20/15		2,855	3,032,518
Domtar Corp.,
7.13%, 8/15/15		2,046	2,199,450
Georgia-Pacific LLC,
8.25%, 5/01/16(b)		4,865	5,491,369

			14,045,069

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance III LLC,
1.50%, 6/15/12		7,905	7,977,686

Real Estate Investment Trusts (REITs) – 0.4%
AvalonBay Communities, Inc.,
6.13%,11/01/12		1,320	1,424,305
Host Hotels & Resorts LP,
7.13%, 11/01/13		2,575	2,613,625
ProLogis,
6.25%, 3/15/17		2,190	2,285,186

			6,323,116

Real Estate Management & Development – 0.2%
The Unique Pub Finance Co. Plc,
7.40%, 3/28/24	GBP	2,790	3,218,895

Road & Rail – 2.0%
Asciano Finance Ltd.,
3.13%, 9/23/15(b)	USD	9,000	8,652,573
AWAS Aviation Capital Ltd.,
7.00%,10/15/16(b)		2,840	2,815,150
Burlington Northern Santa Fe LLC:
6.75%, 7/15/11		2,425	2,507,094
7.00%, 2/01/14		1,560	1,782,746
CSX Corp.:
6.30%, 3/15/12		3,045	3,230,812
5.75%, 3/15/13		1,500	1,635,503
6.25%, 4/01/15		11,510	13,080,286

			33,704,164

Semiconductors & Semiconductor Equipment – 0.8%
Maxim Integrated Products, Inc.,
3.45%, 6/14/13		5,670	5,797,167
National Semiconductor Corp.,
6.15%, 6/15/12		6,870	7,310,374

			13,107,541

Tobacco – 0.2%
Altria Group, Inc.,
7.75%, 2/06/14		3,704	4,258,111

Wireless Telecommunication Services – 3.2%
America Movil SAB de CV,
5.50%, 3/01/14		4,841	5,246,516
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11		18,025	18,245,968
5.25%, 2/01/12		10,335	10,817,221
Crown Castle Towers LLC,
4.52%, 1/15/15(b)		5,950	6,182,681
Nextel Communications, Inc., Series E,
6.88%,10/31/13		3,040	3,047,600
Rogers Communications, Inc.,
6.38%, 3/01/14		4,000	4,494,416
SBA Tower Trust,
4.25%, 4/15/15(b)		2,425	2,509,409
Vodafone Group Plc,
0.57%, 2/27/12(a)(d)		4,630	4,637,325

			55,181,136

Total Corporate Bonds – 47.3%			812,936,336

Foreign Agency Obligations
Australia & New Zealand Banking Group Ltd.,
0.58%, 6/18/12(a)(b)(c)		6,535	6,544,306
CDP Financial, Inc.,
3.00%, 11/25/14(b)(c)		3,305	3,359,552
Commonwealth Bank of Australia:
2.50%, 12/10/12(b)(c)		9,545	9,837,669
3.49%, 8/13/14(b)(c)		8,230	8,587,938
Dexia Credit Local SA,
2.38%, 9/23/11(b)		7,690	7,765,285
Eksportfinans ASA:
5.00%, 2/14/12		4,725	4,947,382
1.88%, 4/02/13		3,000	3,034,971
FIH Erhvervsbank A/S:
2.45%, 8/17/12(b)		1,965	2,014,149
1.75%, 12/06/12(b)		7,970	8,050,535
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13		5,465	5,851,201
Macquarie Bank Ltd.,
4.10%,12/17/13(b)(c)(d)		14,290	15,338,843
Petrobras International Finance Co.,
7.75%, 9/15/14		4,000	4,680,744

Total Foreign Agency Obligations – 4.7%			80,012,575

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Canada – 0.8%
Province of Ontario Canada:
2.75%, 2/22/11(c)	USD	7,245	$7,266,967
0.73%, 5/22/12(a)(c)		6,150	6,165,092

Total Foreign Government Obligations – 0.8%			13,432,059

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 14.1%
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 3/25/40(a)(b)		3,861	4,011,952
Arkle Master Issuer Plc:
Series 2006-1A, Class 4A1, 0.37%, 2/17/52(a)(b)		8,475	8,448,787
Series 2006-1X, Class 4A1, 0.46%, 2/17/52(a)		3,565	3,553,973
Series 2010-1A, Class 2A, 1.43%, 2/17/15(a)(b)		9,230	9,160,683
Arran Residential Mortgages Funding Plc:
Series 2006-2A, Class A2B, 0.35%, 9/20/56(a)(b)		7,247	7,201,339
Series 2007-3A, Class A2B, 0.36%, 9/16/56(a)(b)		3,951	3,894,860
Series 2007-3X, Class A2A, 0.81%, 9/16/56(a)	GBP	3,929	6,040,066
Series 2010-1A, Class A1C, 1.58%, 5/16/47(a)(b)	USD	9,650	9,648,492
Banc of America Funding Corp., Series 2006-7, Class 1A1,
0.71%, 9/25/36(a)		5,967	4,441,463
Banc of America Mortgage Securities, Inc.,
Series 2003-J, Class 2A1, 3.22%, 11/25/33(a)		1,369	1,327,692
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.30%, 7/25/34(a)		62	57,165
Series 2004-7, Class 4A, 3.05%, 10/25/34(a)		1,993	1,796,313
Bear Stearns Alt-A Trust:
Series 2004-12, Class 1A1, 0.61%,1/25/35(a)		2,081	1,707,490
Series 2004-13, Class A1, 1.00%,11/25/34(a)		2,430	2,019,563
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7,
5.75%, 4/25/36		8,906	8,812,113
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.80%, 2/25/35(a)		1,198	1,006,102
Series 2005-17, Class 1A6, 5.50%, 9/25/35		8,212	7,558,268
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1,
2.89%, 2/25/35(a)		605	552,422
Fosse Master Issuer Plc, Series 2006-1A, Class A2,
0.35%, 10/18/54(a)(b)		1,628	1,625,771
Gracechurch Mortgage Financing Plc:
Series 2006-1, Class A5, 1.14%,11/20/56(a)	EUR	5,664	7,502,122
Series 2007-1A, Class 3A1, 0.36%, 11/20/56(a)(b)	USD	8,100	7,957,123
GS Mortgage Securities Corp. II, Series 2000-1A, Class A,
0.96%, 3/20/23(a)(b)		300	251,812
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1,
2.86%, 8/25/34(a)		4,208	3,824,349
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A,
0.46%, 11/19/36(a)		227	150,153
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.37%, 7/15/21(a)		4,845	4,811,167
Series 2007-2X, Class 3A2, 1.08%, 7/15/21(a)	EUR	6,505	8,632,614
Series 2007-2X, Class 3A3, 0.83%, 7/15/21(a)	GBP	3,555	5,504,739
JPMorgan Mortgage Trust, Series 2004-A1, Class 2A1,
3.12%, 2/25/34(a)	USD	129	129,424
MASTR Alternative Loans Trust, Series 2005-2, Class 2A1,
6.00%, 1/25/35		3,863	3,653,970
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A,
0.48%, 1/26/37(a)(b)		4,348	4,173,989
MortgageIT Trust, Series 2004-1, Class A1,
0.65%, 11/25/34(a)		4,759	4,117,132
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B,
0.54%, 11/25/35(a)		4,524	3,982,546
Permanent Financing Plc, Series 9A, Class 3A,
0.40%, 6/10/33(a)(b)		5,484	5,468,821
Permanent Master Issuer Plc, Series 2008-2, Class 1A,
1.58%, 4/15/14(a)	GBP	4,055	6,273,754
Residential Asset Securitization Trust, Series 2005-A5, Class A12,
0.56%, 5/25/35(a)	USD	2,881	2,501,122
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2,
0.56%, 9/25/34(a)		2,379	1,902,841
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3,
5.63%, 4/25/37(a)		140	118,742
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2,
1.10%, 6/12/40(a)	EUR	6,769	8,789,689
Thornburg Mortgage Securities Trust:
Series 2006-4, Class A1, 0.39%, 7/25/36(a)	USD	3,983	3,917,256
Series 2006-4, Class A2B, 0.37%, 7/25/36(a)		12,884	12,774,457
Series 2006-5, Class A1, 0.38%, 8/25/11(a)		15,891	15,743,846
Series 2006-6, Class A1, 0.37%, 11/25/11(a)		20,397	20,115,440
Series 2007-1, Class A2B, 0.35%, 3/25/37(a)		14,636	14,278,414
Series 2007-1, Class A3A, 0.36%, 3/25/37(a)		6,397	6,240,494
Series 2007-2, Class A2A, 0.38%, 6/25/37(a)		2,134	2,073,275
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1,
2.85%, 11/25/30(a)		314	277,509
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A7,
6.00%, 7/25/37		3,744	3,779,953

			241,811,267

Commercial Mortgage-Backed Securities – 9.9%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2, 5.79%, 8/11/11		195	197,424
Series 2003-1, Class A1, 3.88%, 9/11/36		48	48,796
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35		216	217,135

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2002-TOP6, Class A2, 6.46%, 10/15/36	USD	219	$228,398
Series 2007-PW15, Class AAB, 5.32%, 2/11/44		14,150	14,856,501
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB,
5.38%,1/15/46(a)		3,200	3,390,642
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class. E,
7.27%, 9/15/30(a)		120	119,805
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/11(b)		8,918	8,981,313
Series 2003-LB1A, Class A1, 3.25%, 6/10/38		2,894	2,948,526
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11		292	291,968
Series 2001-CK6, Class A3, 6.39%, 8/15/36		7,069	7,264,638
Extended Stay America Trust, Series 2010-ESHA, Class A,
2.95%, 11/05/15(b)		16,563	16,290,013
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2,
6.14%, 3/15/33		16	16,368
GE Capital Commercial Mortgage Corp.:
Series 2001-1, Class A2, 6.53%, 5/15/33		9,626	9,644,119
Series 2001-3, Class A2, 6.07%, 11/10/11		9,485	9,739,480
Series 2002-2A, Class A3, 5.35%, 8/11/36		410	428,959
Series 2002-3A, Class A2, 5.00%, 12/10/37		2,475	2,597,587
GS Mortgage Securities Corp. II:
Series 2001-GL3A, Class A2, 6.45%, 8/05/18(a)(b)		11,894	12,186,140
Series 2004-C1, Class A2, 4.32%, 10/10/28		178	177,569
Series 2006-GG6, Class A2, 5.51%, 3/10/11(a)		5,742	5,771,937
Series 2006-GG8, Class A2, 5.48%, 10/10/13		4,735	4,820,643
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		268	275,233
Series 2005-LDP5, Class A4, 5.36%, 12/15/44(a)		19,525	21,019,908
Series 2007-LD11, Class A2, 5.80%, 7/15/12(a)		7,000	7,249,436
Series 2007-LD11, Class ASB, 5.82%, 10/15/16(a)		5,344	5,666,674
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2, 6.37%, 12/15/28		148	149,369
Series 2001-WM, Class A1, 6.16%, 7/14/11(b)		63	63,506
Series 2004-C4, Class A2, 4.57%, 6/15/29(a)		56	56,190
Series 2006-C6, Class A1, 5.23%, 9/15/39		160	160,104
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)		9,285	9,755,471
Morgan Stanley Capital I, Series 2007-HQ13, Class A1,
5.36%, 12/15/44		126	130,701
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
6.66%, 2/15/33		724	723,471
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2,
6.36%, 3/12/11(e)		839	839,248
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1,
5.65%, 8/15/39(a)		5,250	5,346,916
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34		14,500	15,149,826
Series 2003-C3, Class A1, 4.04%, 2/15/35		2,248	2,268,359

			169,072,373

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.60%, 5/25/36(a)(b)		21,742	401,058

Total Non-Agency Mortgage-Backed Securities – 24.0%			411,284,698

Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22		4	4,146

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14		3,000	3,143,190
3.95%, 11/01/15		1,765	1,760,005
State of California Various Purposes GO,
5.65%, 4/01/39(a)		8,100	8,556,030
State of Illinois GO:
2.77%, 1/01/12		10,485	10,550,636
4.07%, 1/01/14		2,390	2,449,105

Total Taxable Municipal Bonds – 1.5%			26,458,966

U.S. Government Sponsored Agency Securities
Agency Obligations – 1.4%
Fannie Mae, 5.25%, 8/01/12(c)(f)		15,855	16,937,881
Federal Home Loan Bank:
5.38%, 6/13/14(c)		3,500	3,968,513
5.25%, 9/12/14(c)		3,500	3,960,961

			24,867,355

Collateralized Mortgage Obligations – 1.3%
Fannie Mae:
Series 1997-20, Class FB, 0.87%, 3/25/27(a)		1,044	1,021,229
Series 2002-T6, Class A1, 3.31%, 2/25/32		900	902,938
Series 2003-52, Class LC, 4.50%, 10/25/16		2,575	2,627,982
Series 2006-53, Class WA, 6.00%, 5/25/28		483	484,298
Series 2006-M2, Class A1A, 4.86%, 8/25/16(a)		3,729	3,914,846
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		697	782,911

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations (concluded)
Series 2577, Class UC, 5.00%, 2/15/18	USD	890	$960,004
Series 2724, Class PD, 5.00%, 4/15/21		8,237	8,521,175
Series 2901, Class KA, 5.00%, 9/15/32		2,651	2,764,012
Series 3178, Class PA, 5.50%, 10/15/27		29	28,968
Series 3215, Class EP, 5.38%, 9/15/11		67	68,629

			22,076,992

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13		191	193,650
Series K003, Class A2, 3.61%, 6/25/14		210	219,239

			412,889

Federal Deposit Insurance Corporation Guaranteed – 1.8%
Citigroup Funding, Inc.:
1.38%, 5/05/11(c)		8,805	8,839,005
2.25%, 12/10/12(c)		4,635	4,767,621
General Electric Capital Corp.,
1.80%, 3/11/11(c)		10,910	10,941,955
JPMorgan Chase & Co.,		5,595	5,723,937
2.20%, 6/15/12(c)

			30,272,518

Interest Only Collateralized Mortgage Obligations – 0.4%
Ginnie Mae:
Series 2007-20, Class SA, 5.94%, 4/20/37(a)		13,087	1,371,063
Series 2007-40, Class SN, 6.42%, 7/20/37(a)		15,149	2,052,648
Series 2008-7, Class SA, 6.26%, 2/20/38(a)		32,995	3,798,963

			7,222,674

Mortgage-Backed Securities – 12.9%
Fannie Mae Mortgage-Backed Securities:
4.54%, 4/01/14		5,477	5,826,141
7.00%, 3/01/15-11/01/17		1,106	1,209,942
7.50%, 4/01/15-8/01/16		691	757,911
6.00%, 2/01/17		52	56,822
5.50%, 12/01/18-1/01/41(g)		52,024	55,761,660
5.00%, 4/01/21-12/01/21		589	629,465
6.50%, 4/01/21		1,993	2,172,392
2.41%, 12/01/21(a)		70	72,163
3.50%, 1/01/26(g)		44,000	44,302,500
7.06%, 12/01/31(a)		101	101,118
1.68%, 7/01/33(a)		113	116,251
2.64%, 7/01/34(a)		95	99,540
2.58%, 8/01/35(a)		3,818	3,951,225
2.94%, 8/01/35(a)		226	236,549
4.00%, 1/01/41(g)		98,400	97,846,500
Freddie Mac Mortgage-Backed Securities:
7.00%, 11/01/15-12/01/16		436	475,552
2.77%, 1/01/16(a)		30	29,660
6.50%, 6/01/16-1/01/19		1,892	2,063,284
5.50%, 10/01/17		31	33,818
1.97%, 3/01/20(a)		186	187,288
2.89%, 8/01/32(a)		253	263,724
3.08%, 6/01/33(a)		53	55,359
2.75%, 7/01/34(a)		312	313,909
5.86%, 5/01/37(a)		4,247	4,476,785
Ginnie Mae Mortgage-Backed Securities,
6.00%, 2/15/11(i)		–	179

			221,039,737

Total U.S. Government Sponsored Agency Securities – 17.8%			305,892,165

U.S. Treasury Obligations
U.S. Treasury Notes:
0.50%, 11/30/12(c)		27,990	27,953,921
0.75%, 12/15/13(c)		121,265	120,402,927
1.38%, 11/30/15(c)		45,605	44,318,802

Total U.S. Treasury Obligations – 11.2%			192,675,650

Total Long-Term Investments (Cost – $2,149,909,224) – 126.4%			2,171,120,470

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(e)(h)		10,318,926	10,318,926

Total Short-Term Securities (Cost – $10,318,926) – 0.6%			10,318,926

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
U.S. Treasury Notes (10 Year), Strike Price USD 125.50, Expires 2/18/11		860	107,500

Total Options Purchased (Cost – $1,009,963) – 0.0%			107,500

Total Investments Before Options Written (Cost – $2,161,238,113*) – 127.0%			2,181,546,896

Options Written
Exchange-Traded Call Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 127.50, Expires 2/18/11		860	(26,875)

	Notional Amount (000)
Options Written
Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.650% and pay a floating rate based on 3-month LIBOR, Expires 1/10/11, Broker, Royal Bank of Scotland Plc	USD	128,000	(3,353,939)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc	USD	74,000	$ (1,918,442)

			(5,272,381)

Total Options Written (Premiums Received – $1,202,247) – (0.3)%			(5,299,256)

Total Investments Net of Options Written – 126.7%			2,176,247,640
Liabilities in Excess of Other Assets – (26.7)%			(459,275,351)

Net Assets – 100.0%			$1,716,972,289

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,161,267,443

Gross unrealized appreciation	$34,423,511
Gross unrealized depreciation	(14,144,058)

Net unrealized appreciation	$20,279,453

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,573,533	6,745,393	**	–	10,318,926	$10,318,926	$128	$5,724
PNC Mortgage Acceptance Corp. Series 2001-C1, Class A2	2,486,879	–		1,648,119	838,760	$839,248	$(20,430)	$430

**	Represents net shares purchased.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Citibank, N.A.	$8,453,000	$35,797
Deutsche Bank AG	$16,478,000	$27,949
Goldman Sachs Bank USA	$53,152,438	$360,344
JPMorgan Chase Bank, N.A.	$8,346,000	$41,438
Morgan Stanley Capital Services, Inc.	$98,091,562	$1,014,863

(h)	Represents the current yield as of report date.

(i)	Par is less than $500.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.40%	9/07/10	Open	$5,666,302	$5,659,008
Credit Suisse International	0.40%	9/28/10	Open	$3,918,131	3,914,000
Deutsche Bank AG	0.38%	10/01/10	Open	$5,869,994	5,864,000
UBS AG	0.38%	10/05/10	Open	$3,360,118	3,357,000
UBS AG	0.40%	10/05/10	Open	$6,974,472	6,968,000
UBS AG	0.38%	10/07/10	Open	$5,767,231	5,762,000
UBS AG	0.38%	10/28/10	Open	$9,874,896	9,868,125
Credit Suisse International	0.24%	11/01/10	Open	$14,485,611	14,479,723
Credit Suisse International	0.24%	11/01/10	Open	$3,999,239	3,997,613
Credit Suisse International	0.27%	11/01/10	Open	$3,961,096	3,959,419
Credit Suisse International	0.25%	11/01/10	Open	$10,679,884	10,675,000
Bank of America, N.A.	0.02%	11/16/10	Open	$6,342,190	6,338,950
Bank of America, N.A.	0.40%	12/13/10	Open	$8,613,412	8,613,412
Barclays Bank Plc	0.22%	12/13/10	Open	$9,342,169	9,342,169
Credit Suisse International	0.00%	12/13/10	Open	$31,874,539	31,870,838
Barclays Bank Plc	0.31%	12/13/10	Open	$4,584,052	4,582,856
Barclays Bank Plc	0.27%	12/13/10	Open	$5,617,206	5,615,981
Barclays Bank Plc	0.31%	12/13/10	Open	$8,396,009	8,394,600
Barclays Bank Plc	0.27%	12/13/10	Open	$8,596,631	8,595,881
Barclays Bank Plc	0.37%	12/13/10	Open	$13,289,808	13,288,711
Deutsche Bank AG	0.19%	12/16/10	Open	$107,911,122	107,910,000
Credit Suisse International	0.00%	12/23/10	Open	$9,900,467	9,900,000
Deutsche Bank AG	0.20%	12/31/10	1/03/11	$19,330,838	19,330,806

Total					$308,288,092

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,613,254	EUR	1,965,000	Citibank, N.A.	1/3/11	$(12,593)
USD	15,981,288	GBP	10,364,000	Citibank, N.A.	1/4/11	(177,110)
GBP	14,760,000	USD	23,771,674	Royal Bank of Scotland Plc	1/19/11	(762,925)
GBP	10,040,000	USD	16,138,778	Citibank, N.A.	1/19/11	(487,841)
GBP	10,364,000	USD	15,979,619	Citibank, N.A.	1/19/11	176,388
USD	3,308,796	GBP	2,128,500	Deutsche Bank AG	1/19/11	(9,234)
USD	1,570,419	GBP	996,000	Citibank, N.A.	1/19/11	17,796
USD	1,684,919	GBP	1,055,000	Citibank, N.A.	1/19/11	40,324
USD	5,438,445	GBP	3,451,000	Royal Bank of Scotland Plc	1/19/11	58,825
USD	12,535,886	GBP	7,950,000	Citibank, N.A.	1/19/11	142,962
USD	104,098,088	GBP	65,535,000	Citibank, N.A.	1/19/11	1,938,309
EUR	1,965,000	USD	2,613,204	Citibank, N.A.	1/28/11	12,515
USD	2,366,238	EUR	1,739,500	UBS AG	1/28/11	41,842
USD	9,701,464	EUR	7,097,000	UBS AG	1/28/11	218,142
USD	44,328,933	EUR	32,376,500	Deutsche Bank AG	1/28/11	1,066,033

Total						$2,263,433

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
1,934	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$423,364,688	$(343,392)
182	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$21,919,625	(636,658)
732	Euro Dollar Futures	Chicago Mercantile	December 2012	$179,733,450	(930,492)
8	Euro Dollar Futures	Chicago Mercantile	June 2013	$1,953,000	(5,328)

Total					$(1,915,870)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
2,043	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$240,499,406	$1,341,975
59	Euro Dollar Futures	Chicago Mercantile	March 2011	$14,696,162	(72,690)
35	Euro Dollar Futures	Chicago Mercantile	June 2011	$8,711,500	(38,524)
43	Euro Dollar Futures	Chicago Mercantile	September 2011	$10,690,338	(66,750)
43	Euro Dollar Futures	Chicago Mercantile	December 2011	$10,671,525	(94,048)
40	Euro Dollar Futures	Chicago Mercantile	March 2012	$9,905,000	(82,345)
11	Euro Dollar Futures	Chicago Mercantile	June 2012	$2,716,450	4,343
15	Euro Dollar Futures	Chicago Mercantile	September 2012	$3,693,937	(782)
13	Euro Dollar Futures	Chicago Mercantile	March 2013	$3,182,888	(8,562)

Total					$982,617

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	96,200	$179,989
0.78%(a)	3-month LIBOR	Deutsche Bank AG	12/01/12	USD	86,500	(86,647)
0.67%(b)	3-month LIBOR	Deutsche Bank AG	12/08/12	USD	50,400	(78,725)
2.24%(a)	3-month LIBOR	Citibank, N.A.	12/21/15	USD	98,500	(455,544)
2.62%(a)	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	9,600	557,835
2.58%(a)	3-month LIBOR	Credit Suisse International	10/21/20	USD	10,000	618,558
2.70%(a)	3-month LIBOR	Deutsche Bank AG	10/28/20	USD	34,300	1,800,962

Total						$2,536,428

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2010 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
MCDX.NA Series 14	0.00%	Goldman Sachs Bank USA	6/20/20	AA	USD	8,000	$(18,875)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$318,680,343	$9,743,532	$328,423,875
Corporate Bonds	–	807,936,336	5,000,000	812,936,336
Foreign Agency Obligations	–	80,012,575	–	80,012,575
Foreign Government Obligations	–	13,432,059	–	13,432,059
Non-Agency Mortgage-Backed Securities	–	399,153,586	12,131,112	411,284,698
Project Loans	–	–	4,146	4,146
Taxable Municipal Bonds	–	26,458,966	–	26,458,966
U.S. Government Sponsored Agency Securities	–	305,892,165	–	305,892,165
U.S. Treasury Obligations	–	192,675,650	–	192,675,650
Short-Term Securities	$10,318,926	–	–	10,318,926

Total	$10,318,926	$2,144,241,680	$26,878,790	$2,181,439,396

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$3,713,136	–	$3,713,136
Interest rate contracts	$1,453,818	3,157,344	–	4,611,162
Liabilities:
Credit contracts	–	—	$(18,875)	(18,875)
Foreign currency exchange contracts	(189,703)	(1,260,000)	–	(1,449,703)
Interest rate contracts	(2,306,446)	(5,893,297)	–	(8,199,743)

Total	$(1,042,331)	$(282,817)	$(18,875)	$(1,344,023)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$1,382,348	–	$31,831,052	$4,174	$33,217,574
Accrued discounts/ premiums	945	–	5,393	(9)	6,329
Net realized gain (loss)	1,287	–	25,843	1	27,131
Net change in unrealized appreciation/ depreciation[2]	44,964	–	(235,930)	3	(190,963)

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Purchases	$8,409,712	$5,000,000	–	–	$13,409,712
Sales	(95,724)	–	$(686,071)	$(23)	(781,818)
Transfers in3	–	–	–	–	–
Transfers out[3]	–	–	(18,809,175)	–	(18,809,175)

Balance, as of December 31, 2010	$9,743,532	$5,000,000	$12,131,112	$4,146	$26,878,790

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(198,017).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Liabilities:
Balance, as of September 30, 2010	$(206,987)
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/ depreciation[4]	188,112
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	–

Balance, as of December 31, 2010	$(18,875)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $188,112.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	1,798	$1,859,596
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		487	477,562
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		1,172	1,152,936
Ally Auto Receivables Trust:
Series 2010-5, Class B, 2.45%, 6/15/16(a)		1,225	1,209,443
Series 2010-5, Class C, 2.90%, 5/15/17(a)		955	934,085
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class B,
1.99%, 10/08/15		1,150	1,147,998
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1,
0.56%, 11/25/34(b)		1,308	1,203,895
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5,
0.32%, 1/15/16(b)		460	456,021
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.31%, 10/25/36(b)		121	119,558
Citibank Omni Master Trust:
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		830	848,676
Series 2009-A14A, Class A14, 3.01%, 8/15/14(a)(b)		970	1,015,592
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		1,410	1,427,474
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		709	741,747
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.54%, 6/25/35(b)		162	156,139
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		1,320	1,313,623
Ford Credit Floorplan Master Owner Trust, Series 2009-2, Class A,
1.81%, 9/15/12(b)		2,510	2,546,775
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	808	1,089,032
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.37%, 7/25/37(b)	USD	530	516,353
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.62%, 11/25/35(b)		1,627	732,622
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		1,220	1,219,293
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		1,200	1,204,507
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		930	939,569
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		470	477,928
Series 2010-B, Class B, 2.10%, 9/15/14(a)		940	939,739
Series 2010-B, Class C, 3.02%, 10/17/16(a)		990	988,185
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		2,410	2,476,913
Series 2008-5, Class A4, 1.99%, 7/25/23(b)		4,810	5,002,818
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)		1,204	1,204,470
Structured Asset Securities Corp., Series 2007-BC1, Class A2,
0.31%, 2/25/37(b)		1,080	1,059,471
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		734	720,665

Total Asset-Backed Securities – 7.2%			35,182,685

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		355	350,478

Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12		4,270	4,405,837

Capital Markets – 2.2%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		1,475	1,596,272
3.70%, 8/01/15		1,080	1,100,425
5.38%, 3/15/20		1,085	1,121,197
6.00%, 6/15/20		215	232,343
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,275	227
Morgan Stanley:
5.05%, 1/21/11		270	270,501
2.79%, 5/14/13(b)		1,070	1,108,817
4.20%, 11/20/14		913	932,753
4.00%, 7/24/15		540	542,800
6.25%, 8/28/17		340	366,236
5.63%, 9/23/19		925	943,207
UBS AG,
2.25%, 8/12/13		2,650	2,672,615

			10,887,393

Chemicals – 0.4%
The Dow Chemical Co.,
4.25%, 11/15/20		1,765	1,690,690

Commercial Banks – 4.9%
Bank of Nova Scotia,
1.65%, 10/29/15(a)		6,320	6,073,540
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(a)		4,115	3,941,018
Discover Bank,
8.70%, 11/18/19		1,280	1,506,706
DnB NOR Boligkreditt,
2.10%, 10/14/15(a)		5,335	5,073,569
Royal Bank of Canada,
3.13%, 4/14/15(a)		5,120	5,244,462
Sparebanken 1 Boligkreditt,
1.25%, 10/25/13(a)		2,075	2,061,073

			23,900,368

Commercial Services & Supplies – 0.1%
RR Donnelley & Sons Co.,
7.63%, 6/15/20		223	238,859

Diversified Financial Services – 3.0%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		380	395,200
Bank of America Corp.,
5.63%, 7/01/20		725	739,132
BP Capital Markets Plc,
3.13%, 3/10/12		2,155	2,203,576
Citigroup, Inc.:
4.75%, 5/19/15		485	507,842
5.38%, 8/09/20		90	93,511
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		2,135	2,227,490
General Electric Capital Corp.,
5.50%, 1/08/20		1,300	1,390,333
JPMorgan Chase & Co.:
0.94%, 2/26/13(b)		445	446,830
2.60%, 1/15/16		915	887,799
4.25%, 10/15/20		255	248,669
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		1,535	1,664,869

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
6.00%, 10/01/17 (e)	USD	2,335	$2,588,492
Novus USA Trust, Series 2010-1,
1.53%, 11/28/11 (a)(b)		1,150	1,150,000

			14,543,743

Diversified Telecommunication Services – 1.2%
AT&T Inc.,
6.50%, 9/01/37		600	647,071
BellSouth Telecommunications, Inc.,
0.00%, 12/15/95 (f)		900	620,205
Telecom Italia Capital SA,
5.25%, 10/01/15		1,000	1,023,858
Telefonica Emisiones SAU:
4.95%, 1/15/15		900	932,116
6.42%, 6/20/16		600	655,795
Verizon Communications, Inc.,
8.75%, 11/01/18 (e)		1,531	1,999,204

			5,878,249

Electric Utilities – 0.8%
Florida Power & Light Co.,
4.95%, 6/01/35		600	575,284
Florida Power Corp.:
6.65%, 7/15/11		960	990,104
5.90%, 3/01/33		175	187,550
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		325	342,818
6.50%, 9/15/37		875	989,813
PacifiCorp,
6.25%, 10/15/37		700	793,282

			3,878,851

Food Products – 0.5%
Kraft Foods, Inc.:
5.38%, 2/10/20		1,710	1,840,420
6.50%, 2/09/40		530	593,933

			2,434,353

Health Care Equipment & Supplies – 0.2%
CareFusion Corp.,
6.38%, 8/01/19		850	960,321

Insurance – 2.4%
Manulife Financial Corp.,
3.40%, 9/17/15		1,030	1,008,916
MetLife, Inc.:
6.38%, 6/15/34		350	382,073
5.88%, 2/06/41		325	342,657
Metropolitan Life Global Funding I:
2.50%, 1/11/13 (a)		3,830	3,913,647
5.13%, 4/10/13 (a)		2,750	2,960,974
Prudential Financial, Inc.,
4.75%, 9/17/15		1,825	1,930,823
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39 (a)		745	871,651

			11,410,741

Life Sciences Tools & Services – 0.2%
Life Technologies Corp.:
6.00%, 3/01/20		635	680,171
5.00%, 1/15/21		190	188,211

			868,382

Media – 1.9%
CBS Corp.,
8.88%, 5/15/19		670	842,915
Comcast Corp.,
6.95%, 8/15/37		695	786,092
Cox Communications, Inc.,
8.38%, 3/01/39 (a)		1,125	1,457,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.00%, 8/15/40		310	311,218
Discovery Communications LLC,
3.70%, 6/01/15		680	704,029
NBC Universal, Inc.:
5.15%, 4/30/20 (a)		985	1,021,075
4.38%, 4/01/21 (a)		1,035	1,004,578
News America, Inc.,
7.63%, 11/30/28		850	990,534
TCI Communications, Inc.,
7.13%, 2/15/28		620	695,337
Time Warner Cable, Inc.:
5.00%, 2/01/20		470	483,695
5.88%, 11/15/40		610	603,510
Time Warner, Inc.:
4.70%, 1/15/21		280	285,087
6.10%, 7/15/40		190	199,364

			9,385,334

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20		630	615,579

Oil, Gas & Consumable Fuels – 1.1%
Canadian Natural Resources Ltd.,
6.50%, 2/15/37		900	1,023,748
Cenovus Energy, Inc.,
6.75%, 11/15/39		810	943,645
Enterprise Products Operating LLC,
6.13%, 10/15/39		675	702,546
Nexen, Inc.,
6.40%, 5/15/37		475	460,219
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (a)		995	984,147
Valero Energy Corp.,
6.63%, 6/15/37		1,200	1,218,760

			5,333,065

Paper & Forest Products – 0.1%
International Paper Co.,
7.30%, 11/15/39		520	592,510

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		770	796,655

Tobacco – 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14		900	1,037,082
4.50%, 3/26/20		1,100	1,136,006

			2,173,088

Wireless Telecommunication Services – 0.6%
Vodafone Group Plc,
4.15%, 6/10/14 (e)		2,850	2,995,863

Total Corporate Bonds – 21.3%			103,340,359

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14 (a)		1,975	2,054,837
CDP Financial, Inc.,
3.00%, 11/25/14 (a)		2,915	2,963,115
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20 (a)		343	325,344
Eksportfinans ASA:
1.88%, 4/02/13		4,115	4,162,969
3.00%, 11/17/14		2,225	2,296,033
2.00%, 9/15/15		3,215	3,139,833
5.50%, 5/25/16		1,625	1,829,059
Japan Finance Corp.,
2.00%, 6/24/11		1,425	1,435,719
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		885	891,823
Pemex Finance Ltd.,
9.03%, 2/15/11		175	176,722

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
Petrobras International Finance Co.:
5.88%, 3/01/18	USD	115	$122,454
5.75%, 1/20/20		2,610	2,708,052

Total Foreign Agency Obligations – 4.6%			22,105,960

Foreign Government Obligations
Israel – 1.2%
AID-Israel,
5.50%, 9/18/23		5,000	5,739,330

Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17		495	547,470
5.13%, 1/15/20		320	333,600

			881,070

Total Foreign Government Obligations – 1.4%			6,620,400

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 6.4%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.43%, 2/17/15 (a)(b)		2,070	2,052,198
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		3,611	3,348,104
Series 2006-OA21, Class A1, 0.45%, 3/20/47 (b)		1,814	983,317
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.46%, 4/25/46 (b)		771	465,672
Series 2006-OA5, Class 3A1, 0.46%, 4/25/46 (b)		1,370	886,179
Series 2007-J3, Class A10, 6.00%, 7/25/37		3,365	2,804,206
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		687	575,079
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.55%, 10/25/34 (b)		2,119	1,858,517
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.52%, 8/25/35 (b)		577	548,112
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35 (b)		910	876,190
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A,
0.59%, 9/19/35 (b)		194	126,389
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.37%, 7/15/21 (b)		950	943,366
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.53%, 10/25/35 (b)		1,798	1,347,254
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		332	314,923
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		290	268,272
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.48%, 2/25/46 (b)		1,034	438,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1,
5.56%, 4/25/47 (b)		4,286	3,154,023
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.10%, 5/25/47 (b)		886	583,622
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR12, Class 2A1, 5.94%, 9/25/36 (b)		939	860,211
Series 2006-AR15, Class A1, 5.44%, 10/25/36 (b)		2,983	2,694,425
Series 2006-AR18, Class 2A1, 5.48%, 11/25/36 (b)		4,315	3,698,330
Series 2006-AR2, Class 2A5, 3.43%, 3/25/36 (b)		2,258	1,942,763

			30,769,932

Commercial Mortgage-Backed Securities – 10.6%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		1,503	1,508,250
Series 2002-PB2, Class A4, 6.19%, 1/11/12		3,492	3,616,067
Series 2006-5, Class AM, 5.45%, 9/10/47		155	153,474
Series 2007-1, Class A4, 5.45%, 1/15/49		2,255	2,352,462
Series 2007-3, Class A4, 5.66%, 5/10/17 (b)		530	543,964
Series 2007-4, Class A3, 5.81%, 8/10/14 (b)		1,080	1,138,278
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/15/15 (b)		180	181,618
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49		525	560,731
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37 (b)		1,965	1,983,295
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		3,140	3,274,055
Series 2002-CP5, Class A2, 4.94%, 12/15/35		4,865	5,106,295
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM,
5.83%, 6/15/16 (b)		430	437,891
Extended Stay America Trust, Series 2010-ESHA, Class A,
2.95%, 11/05/15 (a)		3,370	3,313,972
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2,
6.66%, 1/12/43		705	704,409
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		3,685	3,838,685
Series 2002-2A, Class A3, 5.35%, 8/11/36		2,910	3,044,560
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM,
5.29%, 11/10/45 (b)		270	268,902
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4,
4.96%, 8/10/38		3,500	3,629,082
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/11		3,465	3,508,233

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	USD	2,576	$2,610,311
Series 2006-CB15, Class A3, 5.82%, 6/12/43		1,350	1,415,980
Series 2007-CB18, Class A3, 5.45%, 6/12/47		1,215	1,258,919
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 8/15/10(b)		430	430,445
Series 2006-C4, Class AM, 6.10%, 6/15/38(b)		200	207,771
Series 2006-C7, Class AM, 5.38%, 11/15/38		190	190,949
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		1,090	1,145,230
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4, 5.13%, 8/15/35(b)		4,470	4,776,274
Series 2005-C21, Class A3, 5.20%, 10/15/44(b)		322	328,658

			51,528,760

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.60%, 5/25/36(a)(b)		10,695	197,290

Total Non-Agency Mortgage-Backed Securities – 17.0%			82,495,982

Preferred Securities
Capital Trusts
Capital Markets – 0.2%
Credit Suisse Guernsey,
5.86%(b)(g)		499	471,555
Goldman Sachs Capital II,
5.79%(b)(g)		725	614,437
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(c)(d)(g)		360	36

			1,086,028

Diversified Financial Services – 0.1%
JPMorgan Chase & Co.,
7.90%(b)(g)		490	520,865

Total Capital Trusts – 0.3%			1,606,893

Total Preferred Securities – 0.3%			1,606,893

Project Loans – 0.0%
USGI, Series 87,
7.43%, 12/01/22		69	69,017

Taxable Municipal Bonds
Belvoir Land LLC, Class A-2,
5.40%, 12/15/47(a)		1,175	952,866
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16		750	802,253
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		350	340,343
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		1,075	1,191,337
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		825	807,683
Ohana Military Communities LLC,
6.19%, 4/01/49(a)		750	689,933
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		625	653,069
State of California GO:
5.45%, 4/01/15		3,950	4,169,975
7.50%, 4/01/34		510	527,651
7.30%, 10/01/39		1,435	1,455,592
7.35%, 11/01/39		510	520,424
University of California RB,
5.95%, 5/15/45		585	543,559

Total Taxable Municipal Bonds – 2.6%			12,654,685

U.S. Government Sponsored Agency Securities
Agency Obligations – 3.3%
Fannie Mae:
5.25%, 8/01/12(e)(h)		3,275	3,498,679
4.63%, 5/01/13(i)		2,550	2,741,309
Resolution Funding Corp. Interest Strip:
3.26%, 7/15/18(j)		1,725	1,351,929
3.31%, 10/15/18(j)		1,725	1,336,023
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		660	701,177
Series 1996-20K, 6.95%, 11/01/16		837	898,470
Series 1997-20B, Class 1, 7.10%, 2/01/17		652	704,638
Series 1997-20F, Class 1, 7.20%, 6/01/17		174	193,208
Series 1997-20G, Class 1, 6.85%, 7/01/17		1,541	1,681,718
Tennessee Valley Authority,
5.25%, 9/15/39		2,630	2,780,478

			15,887,629

Collateralized Mortgage Obligations – 2.8%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		2,799	3,068,432
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		7,525	8,212,152
Freddie Mac, Series 2825, Class VP,
5.50%, 6/15/15		2,093	2,278,169

			13,558,753

Federal Deposit Insurance Corporation Guaranteed – 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12(i)		2,750	2,808,979
2.13%, 12/21/12		1,110	1,140,454

			3,949,433

Interest Only Collateralized Mortgage Obligations – 1.4%
Fannie Mae:
Series 2006-82, Class SI, 6.17%, 9/25/36(b)		7,173	915,109
Series 2008-1, Class CI, 6.04%, 2/25/38(b)		4,795	564,044
Series 2009-70, Class SI, 6.19%, 9/25/36(b)		6,800	862,711
Ginnie Mae:
Series 2006-69, Class SA, 6.54%, 12/20/36(b)		1,230	174,697

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations (concluded)
Series 2007-9, Class BI, 6.56%, 3/20/37(b)	USD	3,042	$423,162
Series 2009-106, Class KS, 6.14%, 11/20/39(b)		6,795	816,682
Series 2009-106, Class SL, 5.84%, 4/20/36(b)		5,086	595,343
Series 2009-106, Class SU, 5.94%, 5/20/37(b)		2,834	296,996
Series 2009-110, Class CS, 6.13%, 11/16/39(b)		3,154	386,119
Series 2009-16, Class SL, 7.08%, 1/20/37(b)		3,701	526,287
Series 2009-66, Class US, 5.74%, 8/16/39(b)		4,187	462,573
Series 2009-88, Class SK, 5.99%, 10/16/39(b)		2,993	357,602
Series 2009-92, Class SL, 6.04%, 10/16/39(b)		4,248	493,959

			6,875,284

Mortgage-Backed Securities – 86.9%
Fannie Mae Mortgage-Backed Securities:
7.00%, 4/01/11-10/01/12		3	2,841
5.50%, 9/01/13-1/01/41(k)		96,909	103,835,457
6.00%, 1/01/21-4/01/40		22,336	24,422,074
3.50%, 1/01/26-1/01/41(k)		4,000	3,876,157
4.00%, 1/01/26-1/01/41(k)		93,800	93,500,375
4.50%, 1/01/26-1/01/41(k)		94,565	97,081,030
5.00%, 1/01/26-1/01/41(e)(k)		57,069	60,084,693
2.93%, 12/01/34(b)		2,116	2,188,061
4.83%, 8/01/38(b)		2,724	2,891,433
3.32%, 12/01/40(b)		1,240	1,257,922
6.50%, 1/01/41(k)		9,900	11,004,469
Freddie Mac Mortgage-Backed Securities:
6.50%, 2/01/11-8/01/13		4	4,169
6.00%, 11/01/14-2/01/32		393	429,486
5.50%, 10/01/17-1/01/41(k)		394	422,669
5.37%, 11/01/38(b)		860	914,779
4.50%, 12/01/40-1/01/41(k)		19,000	19,482,435
5.00%, 1/01/41(k)		100	104,844
Ginnie Mae Mortgage-Backed Securities:
9.50%, 9/15/16-11/15/16		10	11,006
5.50%, 11/15/33		18	20,062

			421,533,962

Total U.S. Government Sponsored Agency Securities – 95.2%			461,805,061

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21(e)		6,850	9,731,399
7.25%, 8/15/22		2,025	2,737,547
6.25%, 8/15/23(h)		4,190	5,266,306
4.25%, 5/15/39-11/15/40(i)		6,590	6,488,944
4.38%, 5/15/40		3,375	3,391,335
3.88%, 8/15/40(i)		23,710	21,839,139
U.S. Treasury Notes:
0.88%, 2/29/12(i)		25,430	25,578,003
0.38%, 10/31/12 (i)		16,600	16,549,420
0.50%, 11/30/12-10/15/13(i)		23,890	23,818,487
1.25%, 10/31/15		2,545	2,463,082
1.38%, 11/30/15(i)		50,418	48,996,061
2.25%, 11/30/17		3,595	3,495,857
2.63%, 8/15/20-11/15/20(e)		10,575	9,985,229

Total U.S. Treasury Obligations – 37.2%			180,340,809

Total Long-Term Investments (Cost – $905,865,298) – 186.8%			906,221,851

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17% (l)(m)		5,266,755	5,266,755

Total Short-Term Securities (Cost – $5,266,755) – 1.1%			5,266,755

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG	USD	6,500	60,083
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		3,900	50,463
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		4,000	78,752
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		7,300	172,052
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		8,700	222,364
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		4,200	122,412
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		8,100	234,558
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		6,300	195,742
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		1,900	62,637
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		15,300	617,993
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		2,100	73,529
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		5,600	212,502

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA	USD	6,300	$248,618
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		8,000	515,870
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		3,400	212,209
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		2,900	169,080
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		13,400	1,058,021

			4,306,885

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		6,500	459,384
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		3,900	278,914
Pay a fixed rate of 3.300% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		4,000	385,300
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		7,300	639,321
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		8,700	446,916
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		4,200	197,445
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		6,300	428,230
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		1,900	175,295
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		15,300	249,747
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		2,100	190,506
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		5,600	320,507
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		6,300	353,616
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		13,100	142,341
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG		15,600	143,041
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		8,000	56,138
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		3,400	114,670
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		2,900	195,561
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		13,400	782,027

			5,558,959

Total Options Purchased (Cost – $10,533,393) – 2.0%			9,865,844

Total Investments Before TBA Sale Commitments and Options Written (Cost – $921,665,446*) – 189.9%			921,354,450

	Par (000)
TBA Sale Commitments(k)
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/41		2,900	(2,768,594)
4.00%, 1/01/41		28,000	(27,842,500)
4.50%, 1/01/41		79,200	(81,190,762)
5.00%, 1/01/41		54,600	(57,342,031)
5.50%, 1/01/41		69,700	(74,549,750)
6.00%, 1/01/41		4,600	(4,989,574)
Freddie Mac Mortgage-Backed Securities,
4.50%, 1/01/41		18,900	(19,329,254)

Total TBA Sale Commitments (Proceeds – $268,523,121) – (55.2)%			(268,012,465)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		62	(17,439)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		16	(3,750)

			(21,189)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		62	(238,313)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		16	(32,250)

			(270,563)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	USD	7,800	(4,154)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,300	(177,077)

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG	EUR	1,800	$(55,574)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	4,400	(144,871)
Pay a fixed rate of 3.810% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		3,200	(117,295)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,100	(115,922)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		3,300	(117,773)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		5,100	(197,214)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		6,100	(217,901)
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		8,500	(345,435)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		3,500	(151,390)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		2,100	(93,898)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		2,600	(109,180)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		4,900	(220,711)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		5,100	(272,270)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		3,400	(140,499)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		9,800	(524,902)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,000	(92,234)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		1,300	(66,684)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		2,400	(142,144)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		4,300	(289,730)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		7,100	(566,686)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		10,000	(811,014)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,800	(738,313)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		14,900	(1,929,365)

			(7,642,236)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		18,500	(479,610)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		4,900	(100,196)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		7,800	(439,762)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,300	(831,475)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		1,800	(182,476)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	4,400	(325,533)
Receive a fixed rate of 3.810% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		3,200	(128,324)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		3,100	(123,030)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		3,300	(203,004)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		5,100	(196,854)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		6,100	(427,519)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		8,500	(151,238)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		3,500	(122,884)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		2,100	(71,717)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		10,800	(598,074)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		2,600	(164,618)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	USD	4,900	$(238,290)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		5,100	(55,541)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		3,400	(261,000)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		9,800	(105,345)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		2,000	(117,995)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		1,300	(82,222)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		10,500	(482,676)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		2,400	(190,083)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		4,300	(278,711)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		7,100	(275,252)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		10,000	(381,360)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,800	(339,265)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		14,900	(25,524)

			(7,379,578)

Total Options Written (Premiums Received – $13,867,316) – (3.2)%			(15,313,566)

Total Investments Net of TBA Sale Commitments and Options Written – 131.5%			638,028,419
Liabilities in Excess of Other Assets – (31.5)%			(152,791,203)

Net Assets – 100.0%			$485,237,216

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$922,424,679

Gross unrealized appreciation	$15,997,035
Gross unrealized depreciation	(17,067,264)

Net unrealized depreciation	$(1,070,229)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(6,662,313)	$(153,891)
Barclays Bank Plc	$26,344,500	$(813)
BNP Paribas	$615,563	$2,344
Citibank, N.A.	$(1,033,911)	$751,167
Credit Suisse International	$27,882,781	$(400,781)
Deutsche Bank AG	$(7,243,882)	$(64,639)
Goldman Sachs Bank USA	$4,930,764	$578,655
JPMorgan Chase Bank, N.A.	$(3,321,000)	$6,406
Morgan Keegan, Inc.	$(18,772,625)	$(56,637)
Morgan Stanley Capital Services, Inc.	$(37,456,268)	$(134,506)
Nomura Securities International, Inc.	$24,416,410	$(261,090)
RBC Dain Rauscher, Inc.	$23,764,313	$101,164
UBS AG	$2,334,750	$8,250
Wells Fargo & Co.	$(17,380,609)	$109,891

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	785,936	4,480,819	5,266,755	$41	$1,975

(m)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.24%	9/29/10	Open	$16,130,102	$16,120,000
Credit Suisse International	0.27%	11/01/10	Open	$4,597,765	4,595,663
Barclays Bank Plc	0.17%	11/09/10	Open	$3,996,000	3,995,000
Bank of America, N.A.	0.27%	11/16/10	Open	$2,790,025	2,789,062
Barclays Bank Plc	0.22%	12/03/10	Open	$12,586,480	12,584,250
Bank of America, N.A.	0.23%	12/13/10	Open	$15,353,557	15,351,694
Barclays Bank Plc	0.27%	12/13/10	Open	$2,740,078	2,739,688
Barclays Bank Plc	0.00%	12/14/10	Open	$6,489,112	6,489,112
Credit Suisse International	0.28%	12/14/10	Open	$8,606,080	8,604,875
Barclays Bank Plc	0.18%	12/31/10	1/03/11	$38,750,581	38,750,000
Deutsche Bank AG	0.02%	12/31/10	1/03/11	$19,745,320	19,745,288

Total					$131,764,632

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,809,820	EUR	1,385,000	Citibank, N.A.	1/27/11	$(40,881)
EUR	1,805,000	USD	2,416,316	BNP Paribas	3/03/11	(4,767)
EUR	910,000	USD	1,193,465	Royal Bank of Scotland Plc	3/03/11	22,330
EUR	1,820,000	USD	2,397,095	Royal Bank of Scotland Plc	3/03/11	34,495
EUR	910,000	USD	1,188,214	UBS AG	3/03/11	27,580
USD	1,198,916	EUR	910,000	Citibank, N.A.	3/03/11	(16,879)
USD	1,213,617	EUR	910,000	Citibank, N.A.	3/03/11	(2,178)
USD	1,196,201	EUR	905,000	Deutsche Bank AG	3/03/11	(12,914)
USD	2,389,533	EUR	1,820,000	Goldman Sachs Bank USA	3/03/11	(42,057)
USD	1,208,182	EUR	910,000	Goldman Sachs Bank USA	3/03/11	(7,613)
USD	1,209,942	EUR	910,000	Goldman Sachs Bank USA	3/03/11	(5,852)

Total						$(48,736)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
81	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$9,892,125	$(250,954)
9	Euro Dollar Futures	Chicago Mercantile	December 2012	$2,209,837	(2,876)
2	Euro Dollar Futures	Chicago Mercantile	June 2013	$488,250	18
10	Euro Dollar Futures	Chicago Mercantile	September 2013	$2,434,500	(7,210)
1	Euro Dollar Futures	Chicago Mercantile	December 2013	$242,788	328

Total					$(260,694)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
84	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$18,388,125	$(3,282)
268	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$31,548,625	(41,878)
454	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$54,678,625	(298,106)
171	Ultra Treasury Bonds	Chicago Board Options	March 2011	$21,733,031	436,242
8	Euro Dollar Futures	Chicago Mercantile	March 2011	$1,992,700	(267)
37	Euro Dollar Futures	Chicago Mercantile	June 2011	$9,209,300	(7,903)
37	Euro Dollar Futures	Chicago Mercantile	September 2011	$9,198,662	(7,116)
166	Euro Dollar Futures	Chicago Mercantile	December 2011	$41,197,050	(120,158)
30	Euro Dollar Futures	Chicago Mercantile	March 2012	$7,428,750	638
12	Euro Dollar Futures	Chicago Mercantile	June 2012	$2,963,400	8,756
5	Euro Dollar Futures	Chicago Mercantile	September 2012	$1,231,313	8,401
8	Euro Dollar Futures	Chicago Mercantile	March 2013	$1,958,700	14,158

Total					$(10,515)

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.57%(a)	3-month LIBOR	Citibank, N.A.	11/10/12	USD	21,800	$53,027
0.63%(a)	3-month LIBOR	Credit Suisse International	11/26/12	USD	31,100	57,506
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	3,800	(10,121)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	5,700	(29,280)

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	5,900	$(1,741)
1.35%(b)	3-month LIBOR	Credit Suisse International	10/25/15	USD	900	(29,245)
1.39%(b)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	2,600	(80,740)
1.36%(a)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	900	30,195
2.09%(a)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	3,300	8,874
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	2,800	65,808
2.69%(b)	3-month LIBOR	Barclays Bank Plc	9/07/20	USD	5,200	(243,048)
2.61%(b)	3-month LIBOR	Citibank, N.A.	9/10/20	USD	7,600	(408,155)
2.59%(b)	3-month LIBOR	Deutsche Bank AG	9/27/20	USD	2,100	(122,463)
2.56%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/08/20	USD	3,100	(194,105)
2.46%(b)	3-month LIBOR	Deutsche Bank AG	10/14/20	USD	5,700	(407,941)
2.61%(a)	3-month LIBOR	Citibank, N.A.	10/27/20	USD	1,300	77,558
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	900	(57,261)
2.70%(a)	3-month LIBOR	UBS AG	10/28/20	USD	2,700	140,363
2.79%(a)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	2,700	120,287
2.86%(a)	3-month LIBOR	Citibank, N.A.	11/12/20	USD	1,700	67,693
2.85%(a)	3-month LIBOR	Deutsche Bank AG	11/12/20	USD	700	28,262
2.71%(a)	3-month LIBOR	Deutsche Bank AG	11/12/20	USD	2,900	153,419
3.00%(a)	3-month LIBOR	Credit Suisse International	11/17/20	USD	700	19,429
2.98%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	11/17/20	USD	1,900	56,076
2.89%(b)	3-month LIBOR	Deutsche Bank AG	11/26/20	USD	400	(15,574)
3.18%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	2,000	29,776
3.39%(a)	3-month LIBOR	UBS AG	12/10/20	USD	1,400	(4,617)
3.42%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	2,000	(11,360)
3.48%(a)	3-month LIBOR	Goldman Sachs Bank USA	12/15/20	USD	1,800	(19,479)
3.60%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	700	14,772
3.66%(a)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	2,500	(64,933)
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	1,700	9,375
3.34%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	1,800	(4,076)
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	1,300	1,895
3.39%(b)	3-month LIBOR	UBS AG	12/22/20	USD	5,800	10,999
3.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	3,000	18,347
3.39%(b)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	1,900	3,994

Total						$(736,484)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	9,450	$(49,198)

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	1,001	$9,526 [1]
6.50%	Goldman Sachs Bank USA	1/12/38	USD	2,360	(33,021)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	2,933	(25,256)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	2,217	23,763 [1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	2,396	(25,243)[1]
5.50%	Barclays Bank Plc	1/12/39	USD	909	(2,183)[2]
5.50%	Credit Suisse International	1/12/39	USD	3,182	(6,196)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	4,091	(47,653)[2]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	568	(13,608)[3]
5.00%	Royal Bank of Scotland Plc	1/12/40	USD	568	8,681 [3]

Total					$(111,190)

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$29,237,632	$5,945,053	$35,182,685
Corporate Bonds	–	102,190,359	1,150,000	103,340,359
Foreign Agency Obligations	–	22,105,960	–	22,105,960
Foreign Government Obligations	–	6,620,400	–	6,620,400
Non-Agency Mortgage-Backed Securities	–	82,495,982	–	82,495,982
Preferred Securities	–	1,606,893	–	1,606,893
Project Loans	–	–	69,017	69,017
Taxable Municipal Bonds	–	12,654,685	–	12,654,685
U.S. Government
Sponsored Agency Securities	–	461,805,061	–	461,805,061
U.S. Treasury Obligations	–	180,340,809	–	180,340,809
Short-Term Securities	$5,266,755	–	–	5,266,755
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(268,012,465)	–	(268,012,465)

Total	$5,266,755	$631,045,316	$7,164,070	$643,476,141

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$84,405	–	$84,405
Interest rate contracts	$468,541	10,842,180	$33,289	11,344,010
Liabilities:
Credit contracts	–	(49,198)	–	(49,198)
Foreign currency exchange contracts	–	(133,141)	–	(133,141)
Interest rate contracts	(1,031,502)	(16,725,953)	(153,160)	(17,910,615)

Total	$(562,961)	$(5,981,707)	$(119,871)	$(6,664,539)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments (concluded)	BlackRock Managed Income Portfolio

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of September 30, 2010	$1,265	–	$1,265
Accrued discounts/premiums	194	–	194
Net realized gain (loss)	(1,264)	–	(1,264)
Net change in unrealized appreciation/ depreciation[2]	(62,061)	–	(62,061)
Purchases	6,018,198	$1,150,000	7,168,198
Sales	(11,279)	–	(11,279)
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	$5,945,053	$1,150,000	$7,095,053

	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$2,052,534	$68,915	$2,121,449
Accrued discounts/premiums	–	(104)	(104)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/ depreciation[2]	(336)	513	177
Purchases	–	–	–
Sales	–	(307)	(307)
Transfers in3	–	–	–
Transfers out[3]	(2,052,198)	–	(2,052,198)

Balance, as of December 31, 2010	$–	$69,017	$69,017

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(61,548).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	$(25,275)
Accrued discounts/premiums	–
Net realized gain (loss)	(114,058)
Net change in unrealized appreciation/depreciation[4]	19,462
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	–

Balance, as of December 31, 2010	$(119,871)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(113,227).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-2A, Class A, 4.07%, 1/15/28(a)	USD	487	$477,562
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		497	488,532
AmeriCredit Automobile Receivables Trust, Series 2006-AF, Class A4,
5.64%, 9/06/13		136	136,927
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.29%, 5/15/13(b)		285	283,359
Series 2007-B, Class A4, 0.29%, 4/15/14(b)		126	125,652
Capital One Multi-Asset Execution Trust:
6.63%, 6/17/14(b)	GBP	200	322,192
Series 2006-A5, Class A5, 0.32%, 1/15/16(b)	USD	290	287,492
Capital One Prime Auto Receivables Trust, Series 2007-2, Class B,
5.68%, 6/15/14		115	118,070
Citibank Omni Master Trust:
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		250	255,625
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		1,225	1,240,181
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B,
3.63%, 10/15/18(a)		600	594,685
Ford Credit Auto Owner Trust, Series 2009-B, Class A4,
4.50%, 7/15/14		300	318,728
Ford Credit Floorplan Master Owner Trust:
Series 2006-4, Class B, 0.81%, 6/15/11(b)		110	108,843
Series 2009-2, Class A, 1.81%, 9/15/12(b)		580	588,498
Series 2010-1, Class A, 1.91%, 12/15/14(a)(b)		100	101,833
Nelnet Student Loan Trust, Series 2008-3, Class A4,
1.94%, 11/25/17(b)		310	319,897
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		225	225,693
Series 2010-2, Class B, 5.75%, 1/25/37		500	388,089
Series 2010-2, Class C, 3.89%, 7/17/17		265	270,748
Series 2010-2, Class C, 5.75%, 8/25/35		72	63,618
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		170	170,638
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		320	323,293
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		160	162,699
Series 2010-B, Class C, 3.02%, 10/17/16(a)		475	474,129
SLC Student Loan Trust, Series 2006-A, Class A4,
0.41%, 1/15/19(b)		360	343,702
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		420	431,661
Series 2008-5, Class A4, 1.99%, 7/25/23(b)		1,065	1,107,693
Series 2009-B, Class A1, 6.26%, 7/15/42(a)(b)		279	270,147
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)		504	503,998

Total Asset-Backed Securities – 9.2%			10,504,184

Collateralized Debt Obligations
PPM America High Grade CBO I Ltd.:
3.23%, 1/15/13(b)		108,710	107,623
9.04%, 1/15/13(a)		32,613	32,613

Total Collateralized Debt Obligations – 0.1%			140,236

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		85	83,917

Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14(a)		611	673,171
5.38%, 1/15/20		570	617,645

			1,290,816

Biotechnology – 0.3%
Amgen, Inc.,
5.85%, 6/01/17		250	285,375

Capital Markets – 3.3%
Credit Suisse New York:
5.50%, 5/01/14		350	383,828
4.38%, 8/05/20		380	373,084
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		450	458,510
5.38%, 3/15/20		265	273,841
6.00%, 6/15/20		165	178,310
Morgan Stanley:
2.79%, 5/14/13(b)		250	259,069
5.50%, 1/26/20(c)		980	987,865
UBS AG,
2.25%, 8/12/13		780	786,656

			3,701,163

Chemicals – 0.3%
CF Industries, Inc.,
7.13%, 5/01/20		270	295,650
The Dow Chemical Co.,
4.25%, 11/15/20		55	52,684

			348,334

Commercial Banks – 1.9%
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(a)		955	914,623
CIT Group, Inc.,
7.00%, 5/01/17		300	300,750
Discover Bank,
8.70%, 11/18/19		400	470,846
Royal Bank of Canada,
3.13%, 4/14/15(a)		465	476,304

			2,162,523

Commercial Services & Supplies – 0.0%
RR Donnelley & Sons Co.,
7.63%, 6/15/20		50	53,556

Containers & Packaging – 0.7%
Ball Corp.,
7.38%, 9/01/19		250	268,750
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17		250	268,750
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16		250	265,625

			803,125

Diversified Financial Services – 5.2%
Ally Financial, Inc.,
8.00%, 3/15/20		280	305,900
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20		300	312,000
6.50%, 4/15/40		40	40,891

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
Bank of America Corp.:
6.00%, 9/01/17	USD	120	$125,761
7.63%, 6/01/19		350	403,002
5.63%, 7/01/20		365	372,115
BP Capital Markets Plc,
5.25%, 11/07/13		250	270,753
Citigroup, Inc.:
4.75%, 5/19/15		405	424,074
8.50%, 5/22/19(c)		730	906,248
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		250	260,830
FCE Bank Plc,
7.13%, 1/15/13	EUR	200	279,289
Ford Motor Credit Co. LLC,
6.63%, 8/15/17	USD	350	367,847
General Electric Capital Corp.,
5.50%, 1/08/20		145	155,076
JPMorgan Chase & Co.,
2.60%, 1/15/16		215	208,608
MBNA America European Structured Offerings No. 7,
5.45%, 4/19/11	EUR	300	404,578
Novus USA Trust,
Series 2010-1,1.53%, 11/28/11(a)(b)	USD	270	270,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16(a)		275	290,813
7.13%, 4/15/19(a)		525	534,187

			5,931,972

Diversified Telecommunication Services – 0.1%
Frontier Communications Corp.,
8.25%, 4/15/17		80	87,800

Electric Utilities – 1.0%
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		150	153,748
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		430	443,447
Florida Power Corp.,
6.40%, 6/15/38		105	122,092
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		380	400,833

			1,120,120

Energy Equipment & Services – 0.3%
Pride International, Inc.,
6.88%, 8/15/20		175	181,563
Transocean, Inc.,
6.00%, 3/15/18		130	136,538

			318,101

Food Products – 0.8%
Kraft Foods, Inc.:
6.13%, 2/01/18		440	502,610
5.38%, 2/10/20		320	344,406
6.50%, 2/09/40		100	112,063

			959,079

Health Care Providers & Services – 0.5%
HCA, Inc.,
8.50%, 4/15/19		250	273,750
Tenet Healthcare Corp.,
9.00%, 5/01/15		250	277,500

			551,250

Hotels, Restaurants & Leisure – 0.2%
MGM Resorts International,
13.00%, 11/15/13		152	179,740

Household Products – 0.2%
The Procter & Gamble Co.,
4.70%, 2/15/19		250	270,620

Insurance – 1.0%
Lincoln National Corp.:
6.25%, 2/15/20		200	218,156
7.00%, 6/15/40		60	65,248
Manulife Financial Corp.,
3.40%, 9/17/15		360	352,631
Metropolitan Life Global Funding I,
5.13%, 6/10/14(a)		250	271,936
Prudential Financial, Inc.,
4.75%, 9/17/15		250	264,496

			1,172,467

IT Services – 0.2%
International Business Machines Corp.,
7.63%, 10/15/18		200	254,592

Life Sciences Tools & Services – 0.0%
Life Technologies Corp.,
5.00%, 1/15/21		45	44,576

Machinery – 0.0%
Navistar International Corp.,
3.00%, 10/15/14		30	40,050

Media – 4.1%
CBS Corp.,
8.88%, 5/15/19		155	195,003
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		680	810,900
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		610	843,984
Cox Communications, Inc.,
8.38%, 3/01/39 (a)		240	311,019
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.00%, 8/15/40		100	100,393
Discovery Communications LLC,
3.70%, 6/01/15		115	119,064
DISH DBS Corp.,
7.13%, 2/01/16		250	258,125
The Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		459	495,146
NBC Universal, Inc.:
5.15%, 4/30/20(a)		100	103,662
4.38%, 4/01/21(a)		215	208,680
The New York Times Co.,
6.63%, 12/15/16(a)		650	658,125
Time Warner Cable, Inc.:
5.00%, 2/01/20		100	102,914
5.88%, 11/15/40		140	138,510
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		250	263,125

			4,608,650

Metals & Mining – 0.7%
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20		420	410,386
Teck Resources Ltd.,
10.75%, 5/15/19		250	325,000

			735,386

Multiline Retail – 0.1%
Dollar General Corp.,
11.88%, 7/15/17(d)		135	156,262

Multi-Utilities – 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		225	250,520

Oil, Gas & Consumable Fuels – 4.1%
Arch Coal, Inc.,
7.25%, 10/01/20		470	495,850
Canadian Natural Resources Ltd.,
5.90%, 2/01/18		390	444,172
Cenovus Energy, Inc.,
6.75%, 11/15/39		220	256,299
Chesapeake Energy Corp.,
6.63%, 8/15/20		530	522,050
ConocoPhillips,
7.00%, 3/30/29		270	327,498
CONSOL Energy, Inc.:
8.00%, 4/01/17(a)		135	143,775
8.25%, 4/01/20(a)		115	124,200
Enterprise Products Operating LLC,
6.13%, 10/15/39		130	135,305

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20	USD	285	$295,919
Nexen, Inc.,
6.40%, 5/15/37		210	203,465
Peabody Energy Corp.:
7.38%, 11/01/16		250	277,500
6.50%, 9/15/20		500	533,750
Petrohawk Energy Corp.,
7.25%, 8/15/18		479	483,790
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		95	93,964
Valero Energy Corp.,
6.63%, 6/15/37		270	274,221

			4,611,758

Paper & Forest Products – 0.6%
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		250	282,187
International Paper Co.,
7.30%, 11/15/39		330	376,016

			658,203

Pharmaceuticals – 0.3%
AstraZeneca Plc,
5.90%, 9/15/17		250	289,508

Real Estate Investment Trusts (REITs) – 0.4%
Hospitality Properties Trust:
5.63%, 3/15/17		100	99,360
6.70%, 1/15/18		40	41,939
Kimco Realty Corp.,
6.88%, 10/01/19		130	147,069
Mack-Cali Realty LP,
7.75%, 8/15/19		140	162,926

			451,294

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		150	155,193

Software – 0.2%
Oracle Corp.,
5.38%, 7/15/40(a)		220	222,775

Thrifts & Mortgage Finance – 1.2%
MGIC Investment Corp.,
5.38%, 11/01/15		240	229,800
The PMI Group, Inc.,
6.00%, 9/15/16		400	331,881
Radian Group, Inc.:
5.63%, 2/15/13		400	400,000
5.38%, 6/15/15		400	370,000

			1,331,681

Tobacco – 0.2%
Philip Morris International, Inc.,
4.50%, 3/26/20		250	258,183

Wireless Telecommunication Services – 0.5%
Cricket Communications, Inc.,
7.75%, 5/15/16		250	259,375
SBA Tower Trust,
4.25%, 4/15/15(a)		250	258,702

			518,077

Total Corporate Bonds – 29.9%			33,906,666

	Shares
Exchange-Traded Funds – 0.5%
iShares JPMorgan USD Emerging Markets Bond Fund(e)		5,000	535,400

	Par (000)
Foreign Agency Obligations
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)	USD	100	94,852
Eksportfinans ASA,
1.88%, 4/02/13		400	404,663
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		300	340,125
Petrobras International Finance Co.,
5.75%, 1/20/20		690	715,922
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17		230	232,300

Total Foreign Agency Obligations – 1.6%			1,787,862

Foreign Government Obligations
Germany – 1.1%
Bundesrepublik Deutschland,
3.75%, 1/04/17	EUR	860	1,243,738

Mexico – 0.1%
United Mexican States:
5.63%, 1/15/17	USD	100	110,600
5.13%, 1/15/20		75	78,187

			188,787

South Africa – 0.3%
Republic of South Africa,
5.50%, 3/09/20		300	319,125

Total Foreign Government Obligations – 1.5%			1,751,650

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 10.9%
Adjustable Rate Mortgage Trust:
Series 2005-7, Class 4A1, 5.40%, 10/25/35(b)		330	300,071
Series 2007-1, Class 3A21, 5.88%, 3/25/37(b)		174	159,436
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.43%, 2/17/15(a)(b)		310	307,334
Banc of America Funding Corp.:
Series 2005-H, Class 2A1, 3.23%, 11/20/35(b)		668	510,650
Series 2006-F, Class 1A1, 4.96%, 7/20/36(b)		595	520,634
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-8, Class 14A1, 5.41%, 11/25/34(b)		778	731,072
Series 2005-1, Class 4A1, 5.28%, 3/25/35(b)		393	348,532
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1,
5.40%, 12/25/35(b)		333	320,497
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		1,394	1,117,832
Series 2006-OA21, Class A1, 0.45%, 3/20/47(b)		588	318,668
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2,
6.00%, 3/25/36		316	274,042
Credit Suisse Mortgage Capital Certificates:
Series 2006-5, Class 3A3, 6.50%, 6/25/36		896	502,283
Series 2006-8, Class 3A1, 6.00%, 10/25/21		335	280,351
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1,
5.14%, 6/19/35(b)		535	523,756

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.94%, 1/25/35(b)	USD	352	$321,465
Series 2006-OA1, Class 2A1, 0.44%, 8/25/46(b)		654	548,760
Harborview Mortgage Loan Trust:
Series 2005-8, Class 1A2A, 0.59%, 9/19/35(b)		1,198	781,840
Series 2006-11, Class A1A, 0.43%, 12/19/36(b)		532	345,260
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.37%, 7/15/21(b)		250	248,254
IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1,
5.54%, 9/25/36(b)		649	518,841
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2,
5.88%, 7/25/36		208	196,827
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 5A3,
5.50%, 8/25/35		460	450,735
Structured Adjustable Rate Mortgage Loan Trust:
Series 2007-3, Class 2A1, 5.56%, 4/25/47(b)		514	378,483
Series 2007-3, Class 3A1, 5.42%, 4/25/47(b)		468	337,724
Thornburg Mortgage Securities Trust:
Series 2006-4, Class A2B, 0.37%, 7/25/36(b)		178	176,410
Series 2006-5, Class A1, 0.38%, 8/25/11(b)		313	310,325
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A8,
2.72%, 10/25/35(b)		391	337,890
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR18, Class 2A1, 5.48%, 11/25/36(b)		386	330,608
Series 2006-AR4, Class 2A4, 5.65%, 4/25/36(b)		950	866,034

			12,364,614

Commercial Mortgage-Backed Securities – 11.2%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class AM, 5.68%, 7/10/46		100	100,746
Series 2007-1, Class A4, 5.45%, 1/15/49		300	312,966
Series 2007-3, Class A2, 5.66%, 7/10/12(b)		700	727,439
Series 2007-4, Class A4, 5.74%, 7/10/17(b)		440	468,680
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/15/15(b)		40	40,359
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		650	697,222
Series 2007-CD5, Class A4, 5.89%, 8/15/17(b)		750	800,326
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49(b)		490	499,579
Series 2007-C3, Class A2, 5.72%, 6/15/39(b)		348	358,497
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/15(a)		779	765,896
Series 2010-ESHA, Class C, 4.86%, 11/05/15(a)		400	392,052
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 5.88%, 7/10/38(b)		180	185,382
Series 2007-GG9, Class A4, 5.44%, 1/10/17		450	474,110
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class A3, 5.82%, 6/12/43		320	335,640
Series 2007-CB18, Class A3, 5.45%, 6/12/47		290	300,483
Series 2007-CB18, Class A4, 5.44%, 1/12/17		450	471,568
Series 2007-CB19, Class A4, 5.74%, 4/12/17(b)		450	478,073
Series 2007-LD11, Class A2, 5.80%, 7/15/12(b)		500	517,817
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class A3, 5.43%, 2/15/40		750	773,399
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		250	262,667
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.84%, 6/12/17(b)		400	425,991
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		640	672,928
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		250	265,802
Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)		250	259,846
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A,
5.81%, 8/12/45(a)(b)		110	117,617
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.90%, 4/16/17(a)(b)		450	476,100
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 5.90%, 7/15/17(b)		720	747,270
Series 2007-C34, Class A3, 5.68%, 5/15/46		750	782,571

			12,711,026

Total Non-Agency Mortgage-Backed Securities – 22.1%			25,075,640

	Par (000)/ Shares
Preferred Securities
Capital Trusts
Capital Markets – 0.2%
Goldman Sachs Capital II,
5.79%(b)(f)		300	254,250

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)/ Shares		Value
Preferred Securities
Capital Markets (concluded)
Preferred Stocks
Diversified Financial Services – 0.3%
Citigroup Capital XIII,
0.05%		13	$349,830

Total Preferred Securities – 0.5%			604,080

	Par (000)
Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40	USD	150	145,861
Los Angeles Department of Airports RB,
6.58%, 5/15/39		260	252,785
Metropolitan Transportation Authority, New York RB,
6.65%, 11/15/39		200	200,696
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42		100	99,910
State of California GO:
6.65%, 3/01/22		400	420,232
7.50%, 4/01/34		70	72,423
7.30%, 10/01/39		80	81,148
7.35%, 11/01/39		120	122,453
State of Illinois GO,
6.73%, 4/01/35		200	184,508
University of California RB,
5.95%, 5/15/45		125	116,145

Total Taxable Municipal Bonds – 1.5%			1,696,161

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.7%
Fannie Mae:
5.25%, 9/15/16		200	228,962
6.63%, 11/15/30		100	126,177
Freddie Mac:
5.13%, 11/17/17		200	227,742
6.75%, 3/15/31		100	128,045

			710,926

Interest Only Collateralized Mortgage Obligations – 2.6%
Fannie Mae, Series 2008-57, Class SE,
5.74%, 2/25/37(b)		2,958	342,296
Ginnie Mae:
Series 2007-59, Class SC, 6.24%, 7/20/37(b)		3,824	491,222
Series 2007-60, Class SK, 5.84%, 10/20/37(b)		3,060	344,532
Series 2008-15, Class CI, 6.23%, 2/20/38(b)		1,476	183,215
Series 2008-50, Class SA, 5.97%, 6/20/38(b)		2,057	211,058
Series 2008-51, Class SC, 5.99%, 6/20/38(b)		4,363	493,555
Series 2008-6, Class SD, 6.20%, 2/20/38(b)		1,955	247,671
Series 2008-60, Class LS, 6.14%, 1/20/38(b)		2,516	262,338
Series 2009-10, Class NS, 6.39%, 2/16/39(b)		2,925	396,730

			2,972,617

Mortgage-Backed Securities – 69.1%
Fannie Mae Mortgage-Backed Securities:
5.50%, 1/01/26-1/01/41(g)		7,600	8,134,969
4.50%, 2/01/39-1/01/41(g)		18,400	18,884,430
5.00%, 6/01/40-1/01/41(g)		13,859	14,570,459
3.50%, 1/01/41(g)		3,500	3,341,406
4.00%, 1/01/41(g)		29,175	29,010,891
Freddie Mac Mortgage-Backed Securities,
4.50%, 12/01/40-1/01/41(g)		4,400	4,511,719

			78,453,874

Total U.S. Government Sponsored Agency Securities – 72.4%			82,137,417

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.63%, 2/15/40(h)		320	335,200
4.38%, 5/15/40		50	50,242
3.88%, 8/15/40		325	299,356
4.25%, 11/15/40		700	688,625
U.S. Treasury Notes:
0.88%, 2/29/12		1,140	1,146,635
0.38%, 10/31/12		590	588,202
0.50%, 11/30/12-11/15/13		2,900	2,871,897
1.38%, 2/15/13-11/30/15		900	913,138
0.75%, 9/15/13		200	199,359
2.38%, 2/28/15(h)		530	546,234
1.25%, 10/31/15		605	585,526
3.00%, 2/28/17		530	546,563
3.63%, 2/15/20		1,635	1,696,823
3.50%, 5/15/20		975	998,771
2.63%, 8/15/20-11/15/20		1,280	1,212,546

Total U.S. Treasury Obligations – 11.2%			12,679,117

Total Long-Term Investments (Cost – $168,436,892) – 150.5%			170,818,413

	Shares
Short-Term Securities
Borrowed Bond Agreements – 7.1%
Bank of America, N.A.,
0.19%, Open		470,581	470,581
Bank of America, N.A.,
0.20%, Open		1,754,756	1,754,756
Barclays Bank Plc,
0.08%, Open		416,025	416,025
Barclays Bank Plc,
0.19%, Open		2,113,125	2,113,125
Barclays Bank Plc,
0.35%, 1/24/11		911,400	1,217,912
Credit Suisse International,
0.20%, Open		2,084,250	2,084,250
Money Market Funds – 7.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(e)(i)		8,062,711	8,062,711

Total Short-Term Securities (Cost – $16,098,438) – 14.2%			16,119,360

	Contracts
Options Purchased
Over-the-Counter Call Options Purchased
CHF Currency, Strike Price EUR 1.25, Expires 2/17/11, Broker, UBS AG		83	22,185
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker, HSBC Securities, Inc.		902	4,132

			26,317

Over-the-Counter Put Options Purchased
CHF Currency, Strike Price EUR 1.40, Expires 2/17/11, Broker, Citibank, N.A.		148	39

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG	USD	900	$11,645
Receive a fixed rate of 3.350% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, Citibank, N.A.		1,200	25,062
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		3,200	75,420
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		2,000	51,118
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		1,000	29,146
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		2,400	74,569
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		1,800	72,705
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		700	24,510
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		400	24,966
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		700	40,812
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		1,400	110,539

			540,492

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		900	64,365
Pay a fixed rate of 3.350% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, Citibank, N.A.		1,200	112,139
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		3,200	280,250
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		2,000	102,740
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		1,000	47,011
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		2,400	163,135
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		1,800	29,382
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		700	63,502
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG		4,500	41,262
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		400	13,491
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		700	47,204
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		1,400	81,704

			1,046,185

Total Options Purchased (Cost – $1,612,890) – 1.4%			1,613,033

Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost – $186,148,220*) – 166.1%			188,550,806

	Par (000)
TBA Sale Commitments(g)
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/41(g)		3,500	(3,341,406)
4.00%, 1/01/41(g)		22,675	(22,547,453)
4.50%, 1/01/41(g)		15,900	(16,297,394)
5.00%, 1/01/41(g)		18,500	(19,421,344)
5.50%, 1/01/41(g)		2,600	(2,782,000)
Freddie Mac Mortgage-Backed Securities,
4.50%, 1/01/41(g)		4,400	(4,499,922)

Total TBA Sale Commitments (Proceeds – $68,648,000) – (60.7)%			(68,889,519)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		15	(4,219)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		4	(937)

			(5,156)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		15	(57,656)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		4	(8,063)

			(65,719)

Over-the-Counter Call Options Written
CHF Currency, Strike Price EUR 1.25, Expires 2/17/11, Broker, Citibank, N.A.		166	(44,369)
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker, HSBC Securities, Inc.		902	(302)

			(44,671)

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Options Written
CHF Currency, Strike Price EUR 1.40, Expires 2/17/11, Broker, UBS AG		74	$(20)

			(20)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	USD	1,800	(959)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG		900	(15,684)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	1,500	(36,386)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		400	(12,350)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	1,000	(32,925)
Pay a fixed rate of 3.810% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		800	(29,324)
Pay a fixed rate of 3.820% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker, JPMorgan Chase Bank, N.A.		1,000	(37,109)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		700	(26,176)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		300	(10,707)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		1,200	(46,403)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		1,400	(50,010)
Pay a fixed rate of 3.940% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG		1,000	(42,767)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		600	(25,195)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		700	(31,530)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		1,600	(66,754)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		2,000	(98,086)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		300	(17,768)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		2,000	(162,203)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		900	(75,509)

			(817,845)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Credit Suisse International		4,300	(111,477)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		1,100	(22,493)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		1,800	(101,484)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker, UBS AG		900	(87,074)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	1,500	(170,851)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		400	(40,550)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	1,000	(73,985)
Receive a fixed rate of 3.810% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		800	(32,081)
Receive a fixed rate of 3.820% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker, JPMorgan Chase Bank, N.A.		1,000	(39,624)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		700	(27,781)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		300	(18,455)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		1,200	(46,319)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		1,400	(98,119)
Receive a fixed rate of 3.940% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, UBS AG		1,000	(35,466)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		2,100	(116,292)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		600	(37,989)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		700	(34,041)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG	USD	1,600	$(121,458)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		2,000	(90,215)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		2,100	(96,535)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		300	(23,760)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		2,000	(76,272)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		900	(34,698)

			(1,537,019)

Total Options Written (Premiums Received – $2,165,543) – (2.2)%			(2,470,430)

	Par (000)
Borrowed Bonds
U.S. Treasury Notes,
0.63%, 7/31/12		2,100	(2,105,733)
0.50%, 11/15/13		2,100	(2,072,929)
1.25%, 10/31/15		605	(585,526)
1.38%, 11/30/15		430	(417,873)
2.63%, Open		1,240	(1,175,578)
France Government Bond O.A.T.,
3.75%, 1/24/11	EUR	840	(1,191,533)
U.S. Treasury Bonds,
3.88%, 8/15/40	USD	515	(474,363)

Total Borrowed Bonds (Proceeds – $7,977,962) – (7.0)%			(8,023,535)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds – 96.2%			109,167,322
Other Assets in Excess of Liabilities – 3.8%			4,337,963

Net Assets – 100.0%			$113,505,285

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$186,293,067

Gross unrealized appreciation	$3,413,366
Gross unrealized depreciation	(1,155,627)

Net unrealized appreciation	$2,257,739

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,380,994	(6,318,283)	8,062,711	$16	$5,382
iShares JPMorgan USD Emerging Markets Bond Fund	5,000	–	5,000	–	$14,925

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,591,000	$10,500
Barclays Bank Plc	$(1,292,688)	$(27,016)
BNP Paribas	$102,594	$(12,031)
Citibank, N.A.	$1,950,938	$(5,820)
Credit Suisse International	$3,164,797	$59,055
Deutsche Bank AG	$(4,870,891)	$(29,469)
Goldman Sachs Bank USA	$(2,035,712)	$(31,990)
JPMorgan Chase Bank, N.A.	$11,926,156	$14,570
Morgan Stanley Capital Services, Inc.	$(8,880,625)	$(63,859)
Nomura Securities International, Inc.	$(1,330,069)	$14,720
Wells Fargo & Co.	$(4,089,566)	$25,872

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	807,965,340	USD	91,000	HSBC Securities, Inc.	1/11/11	$(1,482)
NZD	118,000	USD	88,429	HSBC Securities, Inc.	1/11/11	3,430
NZD	109,330	USD	80,000	HSBC Securities, Inc.	1/11/11	5,110
NZD	119,886	USD	88,000	HSBC Securities, Inc.	1/11/11	5,328
USD	88,000	INR	796,620,000	HSBC Securities, Inc.	1/11/11	(261)
USD	80,000	INR	719,360,000	HSBC Securities, Inc.	1/11/11	299
USD	88,000	INR	790,768,000	HSBC Securities, Inc.	1/11/11	388

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	91,454	NZD	116,000	HSBC Securities, Inc.	1/11/11	$1,152
CNY	3,160,640	USD	476,000	HSBC Securities, Inc.	1/18/11	3,459
CNY	2,699,900	USD	406,000	HSBC Securities, Inc.	1/18/11	3,566
CAD	292,643	AUD	297,000	Morgan Stanley Capital Services, Inc.	1/19/11	(8,774)
EUR	131,316	HUF	36,441,726	Deutsche Bank AG	1/19/11	654
USD	219,998	GBP	138,500	Citibank, N.A.	1/19/11	4,096
EUR	85,000	USD	112,529	Citibank, N.A.	1/20/11	1,053
CNY	2,577,096	USD	388,000	HSBC Securities, Inc.	1/26/11	3,079
CNY	3,123,150	USD	470,000	HSBC Securities, Inc.	1/26/11	3,695
USD	421,420	EUR	322,500	Citibank, N.A.	1/27/11	(9,519)
USD	46,000	UAH	374,900	Citibank, N.A.	1/27/11	(653)
USD	20,000	UAH	163,000	Citibank, N.A.	1/27/11	(284)
USD	20,000	UAH	161,900	HSBC Securities, Inc.	1/27/11	(147)
USD	1,195,485	EUR	911,000	Deutsche Bank AG	1/28/11	(21,833)
USD	62,819	EUR	48,000	Deutsche Bank AG	1/28/11	(1,321)
USD	562,729	EUR	411,000	Deutsche Bank AG	1/28/11	13,533
EUR	38,710	GBP	33,340	UBS AG	2/14/11	(240)
EUR	104,000	HUF	28,807,979	Deutsche Bank AG	2/14/11	1,145
EUR	227,596	NOK	1,799,000	Citibank, N.A.	2/14/11	(3,522)
HUF	36,518,057	PLN	523,000	Citibank, N.A.	2/14/11	(1,461)
NOK	236,000	CZK	716,402	Deutsche Bank AG	2/14/11	2,136
NOK	779,808	EUR	95,000	Citibank, N.A.	2/14/11	6,411
PLN	522,000	EUR	130,431	UBS AG	2/14/11	1,548
RUB	2,153,900	USD	70,000	HSBC Securities, Inc.	2/14/11	241
RUB	2,310,938	USD	75,000	HSBC Securities, Inc.	2/14/11	362
SEK	1,650,000	CZK	4,344,945	Deutsche Bank AG	2/14/11	13,152
USD	347,120	HKD	2,689,000	HSBC Securities, Inc.	2/14/11	1,032
USD	75,000	HUF	15,291,000	HSBC Securities, Inc.	2/14/11	1,850
USD	70,000	HUF	14,231,000	HSBC Securities, Inc.	2/14/11	1,921
USD	121,971	SEK	836,500	Royal Bank of Scotland Plc	2/14/11	(2,210)
USD	32,000	TRY	46,365	Citibank, N.A.	2/14/11	2,133
USD	35,000	TRY	50,519	Citibank, N.A.	2/14/11	2,457
CHF	512,000	EUR	377,500	Deutsche Bank AG	2/17/11	43,544
CHF	48,000	EUR	36,502	HSBC Securities, Inc.	2/17/11	2,597
CHF	583,097	EUR	445,000	HSBC Securities, Inc.	2/17/11	29,441
EUR	65,780	CHF	88,000	HSBC Securities, Inc.	2/17/11	(6,286)
EUR	526,075	CHF	700,000	UBS AG	2/17/11	(46,223)
JPY	1,371,342	KRW	19,122,000	HSBC Securities, Inc.	2/22/11	98
JPY	5,240,143	KRW	72,969,000	HSBC Securities, Inc.	2/22/11	461
KRW	289,594,500	JPY	21,084,419	HSBC Securities, Inc.	2/22/11	(5,376)
USD	34,886	JPY	2,889,000	Royal Bank of Scotland Plc	2/23/11	(717)
USD	116,224	JPY	9,689,400	UBS AG	2/23/11	(3,187)
USD	153,000	ZAR	1,085,192	Deutsche Bank AG	2/24/11	(10,439)
EUR	430,000	USD	575,632	BNP Paribas	3/03/11	(1,136)
EUR	215,000	USD	281,973	Royal Bank of Scotland Plc	3/03/11	5,276
EUR	425,000	USD	559,761	Royal Bank of Scotland Plc	3/03/11	8,055
EUR	215,000	USD	280,732	UBS AG	3/03/11	6,516
USD	283,260	EUR	215,000	Citibank, N.A.	3/03/11	(3,988)
USD	286,734	EUR	215,000	Citibank, N.A.	3/03/11	(514)
USD	284,180	EUR	215,000	Deutsche Bank AG	3/03/11	(3,068)
USD	557,995	EUR	425,000	Goldman Sachs Bank USA	3/03/11	(9,821)
USD	285,449	EUR	215,000	Goldman Sachs Bank USA	3/03/11	(1,799)
USD	285,866	EUR	215,000	Goldman Sachs Bank USA	3/03/11	(1,383)
NOK	2,508,000	EUR	312,112	Royal Bank of Scotland Plc	3/07/11	11,429
MXN	1,800,466	CAD	145,000	UBS AG	3/22/11	(683)
CNY	4,090,000	USD	608,088	HSBC Securities, Inc.	7/27/11	13,929
USD	1,342,240	CNY	8,992,740	HSBC Securities, Inc.	7/27/11	(25,398)
USD	53,596	CNY	354,000	HSBC Securities, Inc.	7/27/11	(241)

Total						$32,610

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
98	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$21,452,812	$30,504
144	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$16,951,500	17,672
17	Ultra Treasury Bonds	Chicago Board Options	March 2011	$2,160,594	(28,131)

Total					$20,045

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
62	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$7,298,562	$88,600
102	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$12,284,625	(74,460)
17	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$2,076,125	(16,647)
19	Euro Dollar Futures	Chicago Mercantile	March 2011	$4,732,662	(4,548)
19	Euro Dollar Futures	Chicago Mercantile	June 2011	$4,729,100	(3,473)
16	Euro Dollar Futures	Chicago Mercantile	September 2011	$3,977,800	(1,631)
10	Euro Dollar Futures	Chicago Mercantile	December 2011	$2,481,750	568
11	Euro Dollar Futures	Chicago Mercantile	March 2012	$2,723,875	2,358
11	Euro Dollar Futures	Chicago Mercantile	June 2012	$2,716,450	5,846
9	Euro Dollar Futures	Chicago Mercantile	September 2012	$2,216,363	9,103
3	Euro Dollar Futures	Chicago Mercantile	December 2012	$736,613	4,546
8	Euro Dollar Futures	Chicago Mercantile	March 2013	$1,958,700	11,885
8	Euro Dollar Futures	Chicago Mercantile	June 2013	$1,953,000	13,860
5	Euro Dollar Futures	Chicago Mercantile	September 2013	$1,217,250	7,091

Total					$43,098

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%(a)	3-month LIBOR	Credit Suisse International	11/26/12	USD	7,300	$13,498
0.62%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	5,500	10,620
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	1,200	(3,196)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	1,300	(6,678)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	1,800	(531)
1.40%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/24/14	USD	800	(10,420)
1.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/18/15	USD	500	5,498
1.35%(b)	3-month LIBOR	Credit Suisse International	10/25/15	USD	500	(16,247)
1.39%(b)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	600	(18,632)
2.22%(a)	3-month LIBOR	Deutsche Bank AG	12/17/15	USD	1,600	(6,415)
2.09%(a)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	1,500	4,033
2.34%(a)	3-month LIBOR	Deutsche Bank AG	12/31/15	USD	800	(6,710)
3.15%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	7/15/20	USD	1,300	(4)
2.50%(b)	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	(19,732)
2.83%(a)	3-month LIBOR	UBS AG	11/12/20	USD	600	25,411
2.98%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	11/17/20	USD	500	14,756
2.99%(a)	3-month LIBOR	Deutsche Bank AG	12/01/20	USD	300	9,129
3.21%(a)	3-month LIBOR	Citibank, N.A.	12/07/20	USD	300	3,667
3.10%(a)	3-month LIBOR	UBS AG	12/07/20	USD	800	17,265
3.57%(a)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	700	(13,085)
3.60%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	200	4,221
3.59%(a)	3-month LIBOR	Credit Suisse International	12/17/20	USD	400	(7,915)
3.66%(a)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	600	(15,584)
3.66%(b)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	100	2,575
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	400	2,206
3.34%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	900	(2,038)
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	300	437
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	300	1,620
3.43%(a)	3-month LIBOR	Credit Suisse International	12/22/20	USD	500	(2,880)
3.40%(b)	3-month LIBOR	Deutsche Bank AG	12/22/20	USD	700	2,216

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.39%(b)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	600	$1,261
3.42%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/24/20	USD	800	3,784
3.16%(b)	3-month LIBOR	Deutsche Bank AG	12/31/20	USD	1,700	(24,801)

Total						$(32,671)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	400	$(31,840)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	400	(37,833)
MGIC Investment Corp.	5.00%	Citibank, N.A.	12/20/15	USD	240	(18,282)
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	400	(18,253)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	650	(16,118)

Total						$(122,326)

•	Credit default swaps on traded indexes – buy protection outstanding as of December 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 15 Version 1	5.00%	Citibank, N.A.	12/20/15	USD	600	$(22,179)
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	2,210	(11,505)
CDX.NA.HY Series 15 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	500	(18,482)
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	600	(6,715)

Total						$(58,881)

•	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Boyd Gaming Corp.	5.00%	Deutsche Bank AG	12/20/14	CCC+	USD	160	$8,320

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
6.50%	Credit Suisse International	1/12/38	USD	1,538	$(14,324)[1]

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$9,541,523	$962,661	$10,504,184
Collateralized Debt Obligations	–	–	140,236	140,236
Corporate Bonds	–	33,636,666	270,000	33,906,666
Exchange-Traded Funds	$535,400	–	–	535,400
Foreign Agency Obligations	–	1,787,862	–	1,787,862
Foreign Government Obligations	–	1,751,650	–	1,751,650
Non-Agency Mortgage-Backed Securities	–	25,075,640	–	25,075,640
Preferred Securities	349,830	254,250	–	604,080
Taxable Municipal Bonds	–	1,696,161	–	1,696,161
U.S. Government Sponsored Agency Securities	–	82,137,417	–	82,137,417
U.S. Treasury Obligations	–	12,679,117	–	12,679,117
Short-Term Securities	8,062,711	8,056,649	–	16,119,360
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(8,023,535)	–	(8,023,535)
TBA Sale Commitments	–	(68,889,519)	–	(68,889,519)

Total	$8,947,941	$99,703,881	$1,372,897	$110,024,719

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$8,320	–	$8,320
Foreign currency exchange contracts	$3,079	227,853	–	230,932
Interest rate contracts	192,033	1,708,874	–	1,900,907
Liabilities:
Credit contracts	–	(181,207)	–	(181,207)
Foreign currency exchange contracts	–	(216,657)	–	(216,657)
Interest rate contracts	(199,765)	(2,509,732)	$(14,324)	(2,723,821)

Total	$(4,653)	$(962,549)	$(14,324)	$(981,526)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Total
Assets:
Balance, as of September 30, 2010	–	$139,447	$139,447
Accrued discounts/premiums	$12	51	63
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	(11,607)	738	(10,869)
Purchases	974,256	–	974,256
Sales	–	–	–
Transfers in3	–	–	–
Transfers out[3]	–	–	–

Balance, as of December 31, 2010	$962,661	$140,236	$1,102,897

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Multi-Sector Bond Portfolio

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2010	–	$801,540	$801,540
Accrued discounts/premiums	–	(86)	(86)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	–	(18,020)	(18,020)
Purchases	$270,000	–	270,000
Sales	–	–	–
Transfers in3	–	–	–
Transfers out[3]	–	(783,434)	(783,434)

Balance, as of December 31, 2010	$270,000	$–	$270,000

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(10,869).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	$(5,642)
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[4]	(8,682)
Purchases	–
Sales	–
Transfers in5	–
Transfers out[5]	–

Balance, as of December 31, 2010	$(14,324)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(8,682).
[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	13

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	7,213	$7,458,274
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		2,437	2,387,810
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		5,403	5,315,230
Ally Auto Receivables Trust:
Series 2010-5, Class B, 2.45%, 6/15/16(a)		5,525	5,454,833
Series 2010-5, Class C, 2.90%, 5/15/17(a)		4,305	4,210,721
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class B,
1.99%, 10/08/15		5,300	5,290,772
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.32%,
1/15/16(b)		2,150	2,131,403
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		6,640	6,722,290
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		3,825	3,911,068
Series 2009-A14A, Class A14, 3.01%, 8/15/14(a)(b)		4,470	4,680,101
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.54%, 6/25/35(b)		552	532,105
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		6,070	6,040,676
Ford Credit Floorplan Master Owner Trust, Series 2009-2, Class A,
1.81%, 9/15/12(b)		11,600	11,769,956
Globaldrive BV, Series 2008-2, Class A, 4.00%,
10/20/16	EUR	3,725	5,020,505
GSAA Trust, Series 2006-5, Class 2A1, 0.33%,
3/25/36(b)	USD	1,411	935,638
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.37%, 7/25/37(b)		3,251	3,164,569
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.62%, 11/25/35(b)		6,706	3,018,967
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A,
5.55%, 12/10/65(a)		18,935	11,739,700
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1,
0.35%, 5/25/37(b)		2,867	2,820,155
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		5,640	5,636,730
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		4,860	4,878,254
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		3,770	3,808,791
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		4,120	4,189,500
Series 2010-B, Class B, 2.10%, 9/15/14(a)		4,220	4,218,827
Series 2010-B, Class C, 3.02%, 10/17/16(a)		4,355	4,347,017
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		10,260	10,544,868
Series 2008-5, Class A4, 1.99%, 7/25/23(b)		20,750	21,581,805
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)		5,056	5,057,063
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13		4,125	4,316,868
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		3,380	3,320,901

Total Asset-Backed Securities – 7.7%			164,505,397

Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		1,605	1,584,556

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(c)		20,220	20,863,239

Capital Markets – 2.3%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		6,645	7,191,339
3.70%, 8/01/15		4,530	4,615,671
5.38%, 3/15/20		8,340	8,618,231
6.00%, 6/15/20		605	653,802
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(d)(e)		9,575	957
Morgan Stanley:
5.05%, 1/21/11(c)		2,640	2,644,900
2.79%, 5/14/13(b)		4,190	4,342,005
4.20%, 11/20/14		2,905	2,967,850
4.00%, 7/24/15		2,290	2,301,874
6.25%, 8/28/17		115	123,874
5.63%, 9/23/19		4,675	4,767,018
UBS AG,
2.25%, 8/12/13		11,200	11,295,581

			49,523,102

Chemicals – 0.4%
The Dow Chemical Co.,
4.25%, 11/15/20		8,165	7,821,237

Commercial Banks – 5.2%
Bank of Nova Scotia,
1.65%, 10/29/15(a)		29,210	28,070,902
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(a)		19,045	18,239,777
Discover Bank:
8.70%, 11/18/19		5,740	6,756,634
7.00%, 4/15/20		455	489,144
DnB NOR Boligkreditt,
2.10%, 10/14/15(a)		24,655	23,446,831
Royal Bank of Canada,
3.13%, 4/14/15(a)		23,450	24,020,046
Sparebanken 1 Boligkreditt,
1.25%, 10/25/13(a)		9,605	9,540,531

			110,563,865

Commercial Services & Supplies – 0.0%
RR Donnelley & Sons Co.,
7.63%, 6/15/20		1,028	1,101,107

Consumer Finance – 0.3%
SLM Corp.,
0.59%, 1/27/14(b)		6,750	6,079,826

Diversified Financial Services – 3.0%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		1,540	1,601,600
Bank of America Corp.,
5.63%, 7/01/20		3,305	3,369,421
BP Capital Markets Plc,
3.13%, 3/10/12		10,220	10,450,369
Citigroup, Inc.,
4.75%, 5/19/15(c)		2,265	2,371,675
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		9,780	10,203,679
General Electric Capital Corp.,
5.50%, 1/08/20(c)		7,525	8,047,890

BLACKROCK FUNDS II	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
0.94%, 2/26/13(b)	USD	3,480	$3,494,313
2.60%, 1/15/16		4,210	4,084,845
4.25%, 10/15/20		1,415	1,379,867
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17(c)		11,975	12,988,145
Novus USA Trust, Series 2010-1, 1.53%,
11/28/11(a)(b)		5,310	5,310,000
Osprey Trust/Osprey I, Inc.,
7.80%, 1/15/49(a)(b)(d)(e)		2,375	5,938

			63,307,742

Diversified Telecommunication Services – 1.1%
AT&T Inc.,
6.50%, 9/01/37		4,500	4,853,034
Telecom Italia Capital SA:
5.25%, 11/15/13		285	296,915
5.25%, 10/01/15		3,700	3,788,275
Telefonica Emisiones SAU:
4.95%, 1/15/15		4,525	4,686,470
6.42%, 6/20/16		2,475	2,705,155
Verizon Communications, Inc.,
8.75%, 11/01/18		5,527	7,217,245

			23,547,094

Electric Utilities – 0.7%
The Detroit Edison Co.,
6.35%, 10/15/32		5	5,534
Duke Energy Carolinas LLC,
6.00%, 1/15/38		4,000	4,442,312
Florida Power & Light Co.,
4.95%, 6/01/35		2,275	2,181,286
Florida Power Corp.,
5.90%, 3/01/33		605	648,387
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		3,000	3,164,475
PacifiCorp,
6.25%, 10/15/37		3,000	3,399,780
Southern California Edison Co.,
5.95%, 2/01/38		1,000	1,100,349
Tenaska Alabama II Partners LP,
6.13%, 3/30/23(a)		114	119,062

			15,061,185

Food Products – 0.6%
Kraft Foods, Inc.:
6.50%, 8/11/17		4,170	4,854,180
5.38%, 2/10/20		4,925	5,300,625
6.50%, 2/09/40		1,525	1,708,959

			11,863,764

Insurance – 2.3%
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12		3,290	3,464,360
Hartford Life Global Funding Trusts,
0.48%, 6/16/14(b)		7,700	7,477,185
Manulife Financial Corp.,
3.40%, 9/17/15		4,820	4,721,335
MetLife, Inc.:
6.38%, 6/15/34		900	982,473
5.88%, 2/06/41		1,325	1,396,985
Metropolitan Life Global Funding I:
2.50%, 1/11/13(a)		7,535	7,699,564
5.13%, 4/10/13(a)		11,780	12,683,738
Prudential Financial, Inc.,
4.75%, 9/17/15		6,170	6,527,767
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		3,465	4,054,057

			49,007,464

Life Sciences Tools & Services – 0.0%
Life Technologies Corp.,
5.00%, 1/15/21		860	851,903

Media – 2.0%
CBS Corp.,
8.88%, 5/15/19		3,105	3,906,345
Comcast Corp.:
6.95%, 8/15/37		2,460	2,782,427
6.40%, 3/01/40		709	759,952
Cox Communications, Inc.,
8.38%, 3/01/39(a)		5,200	6,738,737
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.00%, 8/15/40		1,390	1,395,463
Discovery Communications LLC,
3.70%, 6/01/15		2,740	2,836,823
NBC Universal, Inc.:
5.15%, 4/30/20(a)		3,965	4,110,214
4.38%, 4/01/21(a)		4,900	4,755,974
News America Holdings, Inc.:
7.75%, 1/20/24		1,285	1,515,170
8.50%, 2/23/25		1,920	2,346,303
8.45%, 8/01/34		840	1,043,949
7.75%, 12/01/45		110	130,734
8.25%, 10/17/96		45	54,161
TCI Communications, Inc.,
7.88%, 2/15/26		2,540	3,004,904
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,090	2,150,898
5.88%, 11/15/40		2,825	2,794,942
Time Warner, Inc.:
4.70%, 1/15/21		1,320	1,343,983
6.10%, 7/15/40		870	912,879

			42,583,858

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20(c)		2,925	2,858,044

Oil, Gas & Consumable Fuels – 1.7%
Atlantic Richfield Co.,
9.13%, 3/01/11		4,960	5,026,920
Canadian Natural Resources Ltd.,
6.50%, 2/15/37		3,700	4,208,743
Cenovus Energy, Inc.,
6.75%, 11/15/39		3,975	4,630,851
CenterPoint Energy Resources Corp.,
6.15%, 5/01/16		2,100	2,337,674
Devon Financing Corp. ULC,
7.88%, 9/30/31		925	1,219,553
Enterprise Products Operating LLC:
6.50%, 1/31/19		1,725	1,958,658
5.20%, 9/01/20		2,275	2,356,952
6.13%, 10/15/39		2,300	2,393,861
Nexen, Inc.,
6.40%, 5/15/37		2,175	2,107,318
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		4,105	4,060,223
Valero Energy Corp.,
6.63%, 6/15/37		4,875	4,951,211

			35,251,964

Paper & Forest Products – 0.3%
International Paper Co.:
7.95%, 6/15/18		4,000	4,759,852
7.30%, 11/15/39		1,885	2,147,850

			6,907,702

Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.,
6.88%, 8/01/97		559	627,554

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		3,090	3,196,967

Software – 0.2%
Oracle Corp.:
5.25%, 1/15/16		50	56,214

2	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Software (concluded)
5.38%, 7/15/40(a)	USD	4,000	$4,050,452

			4,106,666

Tobacco – 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14		4,150	4,782,099
4.50%, 3/26/20		4,300	4,440,752

			9,222,851

Wireless Telecommunication Services – 0.6%
Vodafone Group Plc,
4.15%, 6/10/14		11,790	12,393,412

Total Corporate Bonds – 22.4%			478,325,102

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		9,100	9,467,858
CDP Financial, Inc.,
3.00%, 11/25/14(a)		13,420	13,641,511
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		1,585	1,503,410
Dexia Credit Local SA,
2.75%, 4/29/14(a)		3,595	3,636,469
Eksportfinans ASA:
1.88%, 4/02/13		16,775	16,970,546
3.00%, 11/17/14		6,700	6,913,897
2.00%, 9/15/15		14,980	14,629,768
5.50%, 5/25/16		7,150	8,047,861
Japan Finance Corp.,
2.00%, 6/24/11		6,510	6,558,968
Korea Electric Power Corp.,
5.13%, 4/23/34(a)		75	78,285
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		3,720	3,748,681
Pemex Finance Ltd.,
9.03%, 2/15/11		85	85,714
Petrobras International Finance Co.:
5.88%, 3/01/18		545	580,326
5.75%, 1/20/20		12,330	12,793,213

Total Foreign Agency Obligations – 4.6%			98,656,507

Foreign Government Obligations
Israel – 0.7%
Israel Government AID Bond:
5.50%, 4/26/24		5,475	6,253,014
5.50%, 9/18/33		6,735	7,480,571

			13,733,585

Mexico –0.2%
United Mexican States:
5.63%, 1/15/17		2,945	3,257,170
5.13%, 1/15/20		1,240	1,292,700
7.50%, 4/08/33		440	540,100

			5,089,970

Total Foreign Government Obligations – 0.9%			18,823,555

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 5.6%
Arkle Master Issuer Plc, Series 2010-1A,
Class 2 A, 1.43%, 2/17/15(a)(b)		8,320	8,257,517
Countrywide Alternative Loan Trust:
Series 2005-20CB, Class 3A3, 5.50%, 7/25/35		2,027	2,049,780
Series 2005-21CB, Class A17, 6.00%, 6/25/35		15,357	14,240,036
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.46%, 4/25/46(b)		3,318	2,005,241
Series 2006-OA5, Class 3A1, 0.46%, 4/25/46(b)		5,635	3,644,818
Series 2007-J3, Class A10, 6.00%, 7/25/37		13,914	11,595,391
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		3,135	2,623,798
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.52%, 8/25/35(b)		2,509	2,381,647
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.94%, 1/25/35(b)		4,227	3,857,580
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35(b)		2,606	2,509,089
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.37%, 7/15/21(b)		3,700	3,674,163
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.53%, 10/25/35(b)		6,692	5,014,496
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		1,413	1,338,423
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,118	1,034,764
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.48%, 2/25/46(b)		4,200	1,781,448
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-19XS, Class 1A1, 0.58%, 10/25/35(b)		4,622	3,121,200
Series 2007-3, Class 2A1, 5.56%, 4/25/47(b)		18,551	13,650,610
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR2, Class 2A5, 3.43%, 3/25/36(b)		154	132,461
Series 2006-AR3, Class A4, 5.50%, 3/25/36(b)		18,596	16,280,023
Series 2006-AR12, Class 2A1, 5.94%, 9/25/36(b)		3,925	3,593,770
Series 2006-AR18, Class 2A1, 5.48%, 11/25/36(b)		17,826	15,278,960

			118,065,215

Commercial Mortgage-Backed Securities –12.8%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		5,129	5,146,016
Series 2002-2, Class A3, 5.12%, 7/11/43		22,670	23,354,954
Series 2006-4, Class A4, 5.63%, 7/10/46		2,555	2,741,384
Series 2006-5, Class AM, 5.45%, 9/10/47		725	717,863
Series 2007-1, Class A4, 5.45%, 1/15/49		5,650	5,894,195
Series 2007-3, Class A4, 5.66%, 5/10/17(b)		2,495	2,560,736
Series 2007-4, Class A3, 5.81%, 8/10/14(b)		4,920	5,185,487

BLACKROCK FUNDS II	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/15/15(b)	USD	810	$817,279
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3, 5.09%, 7/10/37(b)		8,540	8,619,510
Series 2007-C9, Class A4, 6.01%, 12/10/49(b)		3,600	3,873,314
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM,
5.83%, 6/15/16(b)		1,980	2,016,334
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1,
6.91%, 6/10/31(b)		1,366	1,365,960
Extended Stay America Trust, Series 2010-ESHA, Class A,
2.95%, 11/05/15(a)		15,580	15,322,824
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		13,740	14,314,255
Series 2002-2A, Class A3, 5.35%, 8/11/36		16,200	16,949,099
Series 2007-C1, Class A2, 5.42%, 12/10/49		18,000	18,359,782
GMAC Commercial Mortgage Securities, Inc.:
Series 2001-C1, Class A2, 6.47%, 4/15/34		4,278	4,276,400
Series 2003-C2, Class A2, 5.47%, 5/10/40(b)		18,085	19,468,756
Series 2003-C3, Class A3, 4.65%, 4/10/40		364	377,449
Series 2006-C1, Class AM, 5.29%, 11/10/45(b)		1,270	1,264,834
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2,
5.38%, 7/10/12		19,281	19,808,430
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4,
5.56%, 11/10/39		2,760	2,927,615
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/11		12,967	13,128,465
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		16,151	16,582,769
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		7,099	7,234,733
Series 2007-LD11, Class A2, 5.80%, 7/15/12(b)		20,000	20,712,674
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.10%, 6/15/38(b)		910	945,357
Series 2006-C7, Class AM, 5.38%, 11/15/38		910	914,545
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		5,045	5,300,630
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35(b)		7,100	7,526,058
Prudential Mortgage Capital Funding LLC, Series 2001-ROCK, Class A2,
6.61%, 5/10/34		5,157	5,184,025
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4, 5.13%, 8/15/35(b)		18,000	19,233,319
Series 2005-C21, Class A3, 5.20%, 10/15/44(b)		1,400	1,427,115

			273,552,166

Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		54	7,855
Series 1987-2, 11.00%, 3/06/17		47	8,848

			16,703

Interest Only Commercial Mortgage-Backed Securities – 0.0%
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.19%, 6/20/29(a)(b)		4,702	162,608
Series 1997-C2, Class AX, 0.11%, 1/17/35(b)		2,222	10,731
Structured Asset Securities Corp., Series 1996-CFL, Class X1,
2.10%, 2/25/28(b)		2,033	115

			173,454

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.16%, 2/17/17(f)		57	56,078
Series 1987-2, 0.31%, 3/06/17(f)		47	45,622

			101,700

Total Non-Agency Mortgage-Backed Securities – 18.4%			391,909,238

Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Goldman Sachs Capital II,
5.79%(b)(g)		1,925	1,631,438
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(d)(e)(g)		1,270	127

			1,631,565

Diversified Financial Services – 0.5%
JPMorgan Chase & Co.,
7.90%(b)(g)		8,915	9,476,556

Insurance – 0.1%
Lincoln National Corp.,
6.05%, 4/20/67(b)		3,075	2,836,688

Total Capital Trusts – 0.7%			13,944,809

	Shares
Preferred Stocks
Diversified Telecommunication Services – 0.0%
Centaur Funding Corp.(a)		205	222,041

Total Preferred Securities – 0.7%			14,166,850

	Par (000)
Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)	USD	1,600	1,305,824
The Board of Trustees of The Leland Stanford
Junior University,
4.25%, 5/01/16		3,340	3,572,698
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		1,000	972,410
Irwin Land LLC RB, Series A-2,
5.30%, 12/15/35(a)		3,415	2,964,254
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		4,790	5,308,374

4	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39	USD	3,850	$3,769,188
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		2,845	2,972,769
State of California GO:
5.45%, 4/01/15		18,050	19,055,204
7.50%, 4/01/34		2,060	2,131,297
7.30%, 10/01/39		6,515	6,608,490
7.35%, 11/01/39		2,050	2,091,902
University of California RB,
5.95%, 5/15/45		2,730	2,536,607

Total Taxable Municipal Bonds – 2.5%			53,289,017

U.S. Government Sponsored Agency Securities
Agency Obligations – 2.4%
Fannie Mae:
5.25%, 8/01/12(c)		14,600	15,597,165
4.63%, 5/01/13(c)(h)		11,815	12,701,397
Resolution Funding Corp. Interest Strip:
3.26%, 7/15/18(f)		2,850	2,233,622
3.31%, 10/15/18(f)		2,850	2,207,342
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		7	7,201
Series 1996-20J, 7.20%, 10/01/16		264	284,486
Series 1997-20B, Class 1, 7.10%, 2/01/17		300	324,046
Tennessee Valley Authority,
5.25%, 9/15/39		16,910	17,877,523

			51,232,782

Collateralized Mortgage Obligations – 1.5%
Fannie Mae:
Series 2004-88, Class HA, 6.50%, 7/25/34		2,870	3,080,697
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		11,515	12,566,503
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		3,055	3,361,921
Series 2594, Class TV, 5.50%, 3/15/14		3,042	3,262,944
Series 2864, Class NA, 5.50%, 1/15/31		5,627	5,962,554
Series 2996, Class MK, 5.50%, 6/15/35		84	91,494
Series 3215, Class EP, 5.38%, 9/15/11		2,864	2,913,237

			31,239,350

Federal Deposit Insurance Corporation Guaranteed – 0.9%
General Electric Capital Corp.:
2.00%, 9/28/12(c)		12,800	13,074,522
2.13%, 12/21/12		5,125	5,265,609

			18,340,131

Interest Only Collateralized Mortgage Obligations – 1.4%
Fannie Mae:
Series 2006-82, Class SI, 6.17%, 9/25/36(b)		32,188	4,106,456
Series 2008-1, Class CI, 6.04%, 2/25/38		22,136	2,603,626
Series 2009-70, Class SI, 6.19%, 9/25/36(b)		30,546	3,875,128
Ginnie Mae:
Series 2006-69, Class SA, 6.54%, 12/20/36(b)		5,261	747,542
Series 2007-9, Class BI, 6.56%, 3/20/37(b)		13,114	1,824,387
Series 2009-16, Class SL, 7.08%, 1/20/37(b)		15,190	2,159,828
Series 2009-66, Class US, 5.74%, 8/16/39(b)		18,642	2,059,399
Series 2009-88, Class SK, 5.99%, 10/16/39(b)		13,882	1,658,663
Series 2009-92, Class SL, 6.04%, 10/16/39(b)		19,657	2,285,483
Series 2009-106, Class KS, 6.14%, 11/20/39(b)		33,207	3,990,955
Series 2009-106, Class SL, 5.84%, 4/20/36(b)		23,843	2,790,949
Series 2009-106, Class SU, 5.94%, 5/20/37(b)		13,090	1,371,837
Series 2009-110, Class CS, 6.13%, 11/16/39(b)		13,325	1,631,156

			31,105,409

Mortgage-Backed Securities – 81.9%
Fannie Mae Mortgage-Backed Securities:
5.50%, 6/01/11-1/01/41(i)		392,467	420,514,755
6.00%, 9/01/11-4/01/40(i)		101,288	110,758,315
7.00%, 10/01/11-6/01/32		466	504,875
4.50%, 12/01/20-1/01/41(c)(i)		373,025	383,450,727
3.50%, 1/01/26-1/01/41(i)		18,700	18,129,250
4.00%, 1/01/26-1/01/41(i)		368,400	367,090,125
5.00%, 1/01/26-1/01/41(i)		254,906	268,383,128
3.57%, 1/01/31(b)		1,385	1,453,243
5.01%, 8/01/38(b)		7,647	8,091,676
5.14%, 8/01/38(b)		7,982	8,447,225
3.32%, 12/01/40(b)		5,425	5,503,408
6.50%, 1/01/41(i)		41,600	46,241,000
Freddie Mac Mortgage-Backed Securities:
5.50%, 3/01/11-1/01/41(i)		5,844	6,267,901
6.00%, 10/01/11-12/01/32		3,830	4,174,976
6.50%, 6/01/13-7/01/17		68	73,508
8.00%, 11/01/22-10/01/25		8	9,144
5.00%, 1/01/25-1/01/41(i)		300	316,219
2.52%, 10/01/35(b)		6,445	6,674,686
4.50%, 12/01/40-1/01/41(i)		87,500	89,721,133
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		27	27,147
9.00%, 7/15/18		1	1,092
7.50%, 11/15/29		1	605
5.50%, 3/15/32		19	20,764
6.00%, 12/15/36(i)		536	595,176

			1,746,450,078

Total U.S. Government Sponsored Agency Securities – 88.1%			1,878,367,750

BLACKROCK FUNDS II	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
U.S.Treasury Bonds:
8.13%, 5/15/21-8/15/21(c)(j)	USD	29,710	$42,205,961
7.25%, 8/15/22		9,455	12,781,978
6.25%, 8/15/23(h)		28,370	35,657,544
3.50%, 2/15/39(j)		7,490	6,454,275
4.25%, 5/15/39-11/15/40(c)(j)		36,695	36,116,457
4.38%, 5/15/40(j)		29,300	29,441,812
3.88%, 8/15/40(j)		63,520	58,507,891
U.S.Treasury Notes:
0.88%, 2/29/12(j)		76,110	76,552,960
1.00%, 3/31/12		8,159	8,221,498
0.38%, 10/31/12(c)(j)		71,300	71,082,749
0.50%, 11/30/12(j)		109,015	108,874,480
0.75%, 12/15/13(j)		17,825	17,698,282
1.25%, 10/31/15(j)		11,350	10,984,666
1.38%, 11/30/15(j)		187,709	182,415,043
2.25%, 11/30/17(j)		16,420	15,967,169
2.63%, 8/15/20-11/15/20(c)		41,153	38,863,562

Total U.S.Treasury Obligations – 35.2%			751,826,327

Total Long-Term Investments (Cost – $3,854,788,432) – 180.5%			3,849,869,743

	Shares
Short-Term Securities
Money Market Funds – 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(k)(l)		11,263,477	11,263,477

Total Short-Term Securities (Cost – $11,263,477) – 0.5%			11,263,477

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG	USD	30,300	280,078
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		18,200	235,494
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		24,300	478,420
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		40,000	942,753
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		38,500	984,023
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		19,000	553,770
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		52,900	1,531,866
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		26,500	823,360
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		9,000	296,703
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		92,300	3,728,151
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		9,600	336,131
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		23,600	895,544
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		26,600	1,049,722
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		34,600	1,726,048
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		13,600	848,835
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		13,200	769,604
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		53,800	4,247,875

			19,728,377

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		30,300	2,141,436
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		18,200	1,301,599
Pay a fixed rate of 3.300% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, JPMorgan Chase Bank, N.A.		24,300	2,340,697
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		40,000	3,503,129
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		38,500	1,977,734
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		19,000	893,203
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		26,500	1,801,285
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		9,000	830,346
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		92,300	1,506,642

6	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG	USD	9,600	$870,885
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		23,600	1,350,707
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		26,600	1,493,045
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		34,600	424,053
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		52,900	574,796
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG		72,000	660,190
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		13,600	458,682
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		13,200	890,140
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		53,800	3,139,779

			26,158,348

Total Options Purchased (Cost – $49,482,785) – 2.2%			45,886,725

Total Investments Before TBA Sale Commitments and Options Written (Cost – $3,915,534,694*) – 183.2%			3,907,019,945

	Par (000)
TBA Sale Commitments(i)
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/41		13,400	(12,792,813)
4.00%, 1/01/41		79,000	(78,555,625)
4.50%, 1/01/41		307,100	(315,061,116)
5.00%, 1/01/41		244,200	(256,466,781)
5.50%, 1/01/41		275,600	(294,758,312)
6.00%, 1/01/41		36,700	(39,808,123)
Freddie Mac Mortgage-Backed Securities,
4.50%, 1/01/41		87,500	(89,488,618)
Ginnie Mae Mortgage-Backed Securities,
6.00%, 1/01/41		500	(549,844)

Total TBA Sale Commitments (Proceeds – $1,090,818,660) – (51.0)%			(1,087,481,232)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		287	(80,719)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		72	(16,875)

			(97,594)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		287	(1,103,156)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		72	(145,125)

			(1,248,281)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	USD	36,300	(19,332)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	33,800	(819,892)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		8,200	(253,169)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	20,100	(661,796)
Pay a fixed rate of 3.810% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		14,500	(531,491)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		14,100	(527,259)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		10,000	(356,888)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		22,700	(877,796)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		28,100	(1,003,772)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		20,000	(865,087)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		9,300	(415,836)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		11,800	(495,507)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		20,000	(900,863)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		20,500	(1,094,417)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		39,200	(2,099,610)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		12,500	(521,518)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		9,200	(424,279)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		43,000	(2,108,861)

BLACKROCK FUNDS II	DECEMBER 31, 2010	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	USD	6,200	$(318,031)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		9,600	(568,576)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		17,500	(1,144,349)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		20,100	(1,354,320)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		29,200	(2,330,597)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		41,000	(3,325,158)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		35,400	(2,970,032)

			(25,988,436)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Credit Suisse International		17,300	(448,501)
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		66,700	(1,729,190)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		22,600	(462,130)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		36,300	(2,046,586)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	33,800	(3,849,843)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		8,200	(831,278)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	20,100	(1,487,096)
Receive a fixed rate of 3.810% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		14,500	(581,469)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		14,100	(559,588)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		10,000	(615,164)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		22,700	(876,193)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		28,100	(1,969,392)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		20,000	(702,194)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		9,300	(317,604)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		48,200	(2,669,181)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		11,800	(747,111)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		20,000	(972,614)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		20,500	(223,252)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		39,200	(421,381)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		12,500	(948,891)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		9,200	(542,778)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		43,000	(1,939,630)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		6,200	(392,134)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		44,500	(2,045,626)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		9,600	(760,334)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		17,500	(1,163,545)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		20,100	(1,302,811)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		29,200	(1,132,021)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		41,000	(1,563,575)

8	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	USD	35,400	$(1,364,771)

			(34,665,883)

Total Options Written (Premiums Received – $57,799,412) – (2.9)%			(62,000,194)

Total Investments Net of TBA Sale Commitments and Options Written – 129.3%			2,757,538,519
Liabilities in Excess of Other Assets – (29.3)%			(624,634,130)

Net Assets – 100.0%			$2,132,904,389

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,918,654,702

Gross unrealized appreciation	$68,066,718
Gross unrealized depreciation	(79,701,475)

Net unrealized depreciation	$(11,634,757)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$38,581,750	$262,621
Barclays Bank Plc	$3,380,875	$34,000
BNP Paribas	$22,057,656	$83,984
Citibank, N.A.	$(173,092,523)	$3,129,048
Credit Suisse International	$254,555,113	$(479,805)
Deutsche Bank AG	$(131,699,069)	$445,091
Goldman Sachs Bank USA	$126,989,876	$2,596,344
JPMorgan Chase Bank, N.A.	$105,492,219	$548,047
Morgan Stanley Capital Services, Inc.	$(378,176,752)	$(952,971)
Nomura Securities International, Inc.	$86,468,442	$64,091
RBC Capital Markets Corp.	$(37,129,000)	$(188,410)
Royal Bank of Scotland Plc	$73,565,625	$349,219
Wells Fargo & Co.	$38,948,743	$439,602

(j)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,142,136	(12,878,659)	11,263,477	$7	$5,089

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank, Plc	0.20%	10/20/10	Open	$50,457,955	$50,437,500
Barclays Bank, Plc	0.23%	11/16/10	Open	$66,852,141	66,832,500
Barclays Bank, Plc	0.22%	12/03/10	Open	$3,282,475	3,281,893
Bank of America, N.A.	0.20%	12/10/10	Open	$102,197,814	102,185,325
Credit Suisse International	0.00%	12/13/10	Open	$13,323,250	13,323,250
Credit Suisse International	0.17%	12/13/10	Open	$15,969,883	15,968,450
Deutsche Bank AG	0.26%	12/13/10	01/06/11	$61,459,776	61,449,125
Credit Suisse International	0.23%	12/27/10	Open	$17,625,032	17,624,469
Credit Suisse International	0.23%	12/27/10	Open	$11,222,670	11,222,312
Morgan Stanley Capital Services, Inc.	0.00%	12/28/10	Open	$108,742,462	108,742,462
Credit Suisse International	0.00%	12/30/10	Open	$58,517,800	58,517,800
Barclays Bank, Plc	0.18%	12/31/10	1/03/11	$80,183,672	80,182,469

Total					$589,767,555

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,349,998	EUR	6,390,000	Citibank, N.A.	1/27/11	$(188,615)
EUR	8,140,000	USD	10,896,847	BNP Paribas	3/3/11	(21,496)
EUR	4,085,000	USD	5,357,478	Royal Bank of Scotland Plc	3/3/11	100,239
EUR	8,410,000	USD	11,076,685	Royal Bank of Scotland Plc	3/3/11	159,396
EUR	4,085,000	USD	5,333,907	UBS AG	3/3/11	123,809
USD	5,381,947	EUR	4,085,000	Citibank, N.A.	3/3/11	(75,769)
USD	5,447,940	EUR	4,085,000	Citibank, N.A.	3/3/11	(9,776)

BLACKROCK FUNDS II	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,359,773	EUR	4,055,000	Deutsche Bank AG	3/3/11	$(57,862)
USD	11,041,741	EUR	8,410,000	Goldman Sachs Bank USA	3/3/11	(194,340)
USD	5,423,540	EUR	4,085,000	Goldman Sachs Bank USA	3/3/11	(34,176)
USD	5,431,445	EUR	4,085,000	Goldman Sachs Bank USA	3/3/11	(26,271)

Total						$(224,861)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
52	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$11,383,125	$10,162
235	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$28,699,375	(531,102)
30	Euro Dollar Futures	Chicago Mercantile	December 2012	$7,366,125	(3,720)
34	Euro Dollar Futures	Chicago Mercantile	September 2013	$8,277,300	(21,024)
4	Euro Dollar Futures	Chicago Mercantile	December 2013	$971,150	1,314

Total					$(544,370)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,048	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$123,369,250	$(144,453)
2,089	U.S. Treasury Bonds (10 Year)	Chicago Board Options	March 2011	$251,593,938	(1,353,347)
618	Ultra Treasury Bonds	Chicago Board Options	March 2011	$78,543,937	2,059,491
18	Euro Dollar Futures	Chicago Mercantile	March 2011	$4,483,575	(837)
154	Euro Dollar Futures	Chicago Mercantile	June 2011	$38,330,600	(30,272)
150	Euro Dollar Futures	Chicago Mercantile	September 2011	$37,291,875	(23,699)
604	Euro Dollar Futures	Chicago Mercantile	December 2011	$149,897,700	(407,734)
130	Euro Dollar Futures	Chicago Mercantile	March 2012	$32,191,250	6,281
60	Euro Dollar Futures	Chicago Mercantile	June 2012	$14,817,000	43,473
35	Euro Dollar Futures	Chicago Mercantile	September 2012	$8,619,188	49,411
50	Euro Dollar Futures	Chicago Mercantile	March 2013	$12,241,875	69,126
8	Euro Dollar Futures	Chicago Mercantile	June 2013	$1,953,000	21,028

Total					$288,468

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.57%(a)	3-month LIBOR	Citibank, N.A.	11/10/12	USD	104,300	$253,700
0.62%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	137,600	265,681
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	17,000	(45,280)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	25,500	(130,987)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	26,300	(7,763)
1.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/18/15	USD	55,100	605,820
1.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/20/15	USD	15,000	(181,641)
1.35%(b)	3-month LIBOR	Credit Suisse International	10/25/15	USD	10,000	(324,945)
1.39%(b)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	12,000	(372,647)

10	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.36%(a)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	8,500	$285,176
1.74%(a)	3-month LIBOR	Credit Suisse International	12/02/15	USD	12,025	212,280
1.94%(a)	3-month LIBOR	Credit Suisse International	12/06/15	USD	1,415	11,813
2.36%(b)	3-month LIBOR	Deutsche Bank AG	12/17/15	USD	12,700	135,729
2.09%(a)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	33,900	91,153
2.13%(a)	3-month LIBOR	Barclays Bank Plc	8/18/17	USD	11,600	336,805
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	14,400	338,441
4.80%(a)	3-month LIBOR	Barclays Bank Plc	6/15/20	USD	17,700	(1,338,380)
2.82%(a)	3-month LIBOR	Citibank, N.A.	9/15/20	USD	3,100	112,568
2.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	9/20/20	USD	100	3,847
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	4,000	(254,490)
3.46%(a)	3-month LIBOR	BNP Paribas	10/28/20	USD	15,800	(207,112)
2.79%(a)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	6,500	289,578
2.86%(a)	3-month LIBOR	Citibank, N.A.	11/12/20	USD	8,000	318,558
2.97%(b)	3-month LIBOR	Citibank, N.A.	11/24/20	USD	1,000	(31,414)
2.92%(a)	3-month LIBOR	Credit Suisse International	12/02/20	USD	13,480	496,816
3.13%(a)	3-month LIBOR	Goldman Sachs Bank USA	12/07/20	USD	14,900	281,957
3.18%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	8,900	132,505
3.39%(a)	3-month LIBOR	UBS AG	12/10/20	USD	6,100	(20,117)
3.42%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	9,000	(51,119)
3.66%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	27,900	735,463
3.60%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	3,100	65,476
3.66%(a)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	10,600	(275,313)
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	7,500	41,357
3.34%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	18,700	(42,347)
3.38%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	5,600	8,167
3.39%(b)	3-month LIBOR	UBS AG	12/22/20	USD	35,000	66,373
3.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	13,700	83,785
3.39%(b)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	8,500	17,867

Total						$1,907,360

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues—sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	12/20/14	BBB	USD	14,200	$208,129

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	43,630	$(227,145)

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	4,685	$44,570 [1]
6.50%	Goldman Sachs Bank USA	1/12/38	USD	10,658	(149,094)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	34,942	(122,389)[1]
5.50%	Barclays Bank Plc	1/12/39	USD	4,496	(10,793)[2]
5.50%	Credit Suisse International	1/12/39	USD	14,598	(28,425)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	19,093	(222,380)[2]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	2,515	(60,264)[3]
5.00%	Royal Bank of Scotland Plc	1/12/40	USD	2,515	38,442 [3]

Total					$(510,333)

BLACKROCK FUNDS II	DECEMBER 31, 2010	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset Backed Securities	–	$125,898,168	$38,607,229	$164,505,397
Corporate Bonds	–	473,009,164	5,315,938	478,325,102
Foreign Agency Obligations	–	98,656,507	–	98,656,507
Foreign Government Obligations	–	18,823,555	–	18,823,555
Non-Agency Mortgage- Backed Securities	–	391,909,238	–	391,909,238
Preferred Securities	$222,041	13,944,809	–	14,166,850
Taxable Municipal Bonds	–	53,289,017	–	53,289,017
U.S. Government Sponsored Agency Securities	–	1,878,367,750	–	1,878,367,750
U.S. Treasury Obligations	–	751,826,327	–	751,826,327
Short-Term Securities	11,263,477	–	–	11,263,477
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,087,481,232)	–	(1,087,481,232)

Total	$11,485,518	$2,718,243,303	$43,923,167	$2,773,651,988

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$208,129	–	$208,129
Foreign currency exchange contracts.	–	383,444	–	383,444
Interest rate contracts	$2,260,286	51,077,640	$83,012	53,420,938
Liabilities:
Credit contracts	–	(227,145)	–	(227,145)
Foreign currency exchange contracts	–	(608,305)	–	(608,305)
Interest rate contracts	(3,862,063)	(63,937,874)	(593,345)	(68,393,282)

Total	$(1,601,777)	$(13,104,111)	$(510,333)	$(15,216,221)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2010	$11,365,414	$17,812	$8,249,800	$19,633,026
Accrued discounts/ premiums	3,207	–	–	3,207
Net realized gain (loss)	8	–	–	8

12	BLACKROCK FUNDS II	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Total Return Portfolio II

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Net change in unrealized appreciation/ depreciation[2]	$108,296	$(11,874)	$70,200	$166,622
Purchases	27,201,908	5,310,000		32,511,908
Sales	(71,604)	–	–	(71,604)
Transfers in3	–	–	–	–
Transfers out[3]	–	–	(8,320,000)	(8,320,000)

Balance, as of December 31, 2010	$38,607,229	$5,315,938	–	$43,923,167

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $96,420.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	$(112,037)
Accrued discounts/premiums	–
Net realized gain (loss)	(528,524)
Net change in unrealized appreciation/ depreciation[4] Purchases	130,228
Sales	–
Transfers in5	–
Transfers out[5]	–

Balance, as of December 31, 2010	$(510,333)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(484,628).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	DECEMBER 31, 2010	13

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: February 25, 2011